UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-08894

JNL Series Trust

(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan 48951

(Address of principal executive offices)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606

(Mailing address)

Andrew Tedeschi

Jackson National Asset Management, LLC

225 West Wacker Drive, Suite 1200

Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 338-5800

Date of Fiscal Year End: December 31

Date of Reporting Period: January 1, 2025 – December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Report to Shareholders.

JNL/American Funds Balanced Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/American Funds Balanced Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$98	0.91%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Balanced Fund outperformed the 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index by posting a return of 15.48% for Class A shares compared to 13.70% for the Index.

The Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Asset Allocation FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Balanced Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds Balanced Fund (Class A)	15.48%	8.58%	9.14%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Balanced Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,654,468
Number of Investments:	1
Portfolio Turnover (%):	72
Total Advisory Fees Paid ($):	7,037

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

2

JNL/American Funds Bond Fund of America Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/American Funds Bond Fund of America Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$87	0.84%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Bond Fund of America Fund underperformed the Bloomberg U.S. Aggregate Index by posting a return of 6.77% for Class A shares compared to 7.30% for the Index.

The Fund (“Fund” or “Feeder Fund”) seeks to provide as high a level of current income as is consistent with the preservation of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - The Bond Fund of America® (“Master Fund”).The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Bond Fund of America Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 26, 2021)
JNL/American Funds Bond Fund of America Fund (Class A)	6.77%	-0.15%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	0.14%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Bond Fund of America Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	501,868
Number of Investments:	1
Portfolio Turnover (%):	159
Total Advisory Fees Paid ($):	947

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

4

JNL/American Funds Capital Income Builder Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/American Funds Capital Income Builder Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$104	0.95%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Capital Income Builder Fund outperformed the 70% Morningstar® Global Target Market Exposure IndexSM (Net), 30% Bloomberg U.S. Aggregate Index by posting a return of 19.86% for Class A shares compared to 17.66% for the Index.

The Fund seeks both to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital Income Builder FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Capital Income Builder Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/American Funds Capital Income Builder Fund (Class A)	19.86%	8.63%	7.77%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.41%
70% Morningstar® Global Target Market Exposure IndexSM (Net), 30% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	17.66%	7.73%	8.75%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Capital Income Builder Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	560,147
Number of Investments:	1
Portfolio Turnover (%):	72
Total Advisory Fees Paid ($):	1,388

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

6

JNL/American Funds Capital World Bond Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/American Funds Capital World Bond Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$110	1.05%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Capital World Bond Fund outperformed the Bloomberg Global Aggregate Index by posting a return of 8.93% for Class A shares compared to 8.17% for the Index.

The Fund seeks, over the long-term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital World Bond FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Capital World Bond Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds Capital World Bond Fund (Class A)	8.93%	-2.84%	0.90%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	8.17%	-2.15%	1.26%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	2.68%	4.46%	3.20%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Capital World Bond Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	310,806
Number of Investments:	1
Portfolio Turnover (%):	59
Total Advisory Fees Paid ($):	531

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Global Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

8

JNL/American Funds Global Growth Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/American Funds Global Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$118	1.07%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Global Growth Fund underperformed the Morningstar® Global Target Market Exposure IndexSM (Net) by posting a return of 21.20% for Class A shares compared to 22.23% for the Index.

The Fund seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Growth FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Global Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds Global Growth Fund (Class A)	21.20%	7.84%	11.82%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Global Growth Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,131,818
Number of Investments:	1
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	2,603

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

How has the fund changed?

Effective May 1, 2025, the Fund updated the allocation requirements for its permitted investments outside the United States through its master fund, the American Funds Insurance Series® - Global Growth FundSM (the "Master Fund"). As a result, under normal market conditions, the Master Fund will invest a percentage of its net assets outside the United States, and that percentage will represent at least (a) 40% of the Master Fund’s net assets, unless market conditions are not deemed favorable by the Master Fund, in which case 30%, or (b) the percentage of the MSCI All Country World Index represented by companies domiciled outside of the United States minus 5%, whichever is lower.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

10

JNL/American Funds Global Small Capitalization Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/American Funds Global Small Capitalization Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$132	1.23%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Global Small Capitalization Fund underperformed the Morningstar® Global Small Cap Target Market Exposure IndexSM (Net) by posting a return of 14.20% for Class A shares compared to 19.96% for the Index.

The Fund seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Global Small Capitalization Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds Global Small Capitalization Fund (Class A)	14.20%	0.15%	6.89%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
Morningstar® Global Small Cap Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	19.96%	6.65%	8.93%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Global Small Capitalization Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	601,723
Number of Investments:	1
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	1,067

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

How has the fund changed?

Effective April 28, 2025, the Fund updated the definition for "small market capitalization" companies in which its master fund, the American Funds Insurance Series® - Global Small Capitalization FundSM ("Master Fund") invests, as companies with market capitalizations within or below the capitalization range of companies included in the MSCI All Country World Small Cap Index or the Russell 2000 Index, measured based on the maximum market capitalization of companies in either index within the last 12 months (previously defined as companies with market capitalizations of $6 billion or less). As part of this change, the market capitalization of the companies included in the MSCI ACWI Small Cap Index and the Russell 2000 Index will change with market conditions, and the Master Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. As a result, the Master Fund's holdings of small capitalization stocks are no longer permitted to fall below the Fund's non-fundamental 80% investment policy due to subsequent market action.

Effective May 1, 2025, the Fund updated the allocation requirements for investments outside the United States through its master fund, the American Funds Insurance Series® - Global Small Capitalization FundSM ("Master Fund"). As a result, under normal market conditions, the Master Fund will invest a percentage of its net assets outside the United States, and that percentage will represent at least (a) 40% of the Master Fund’s net assets, unless market conditions are not deemed favorable by the Master Fund, in which case 30%, or (b) the percentage of the MSCI All Country World Index represented by companies domiciled outside of the United States minus 5%, whichever is lower.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

12

JNL/American Funds Growth Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/American Funds Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$99	0.90%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
For the year ended December 31, 2025, JNL/American Funds Growth Fund outperformed the S&P 500 Index by posting a return of 19.87% for Class A shares compared to 17.88% for the Index.

The Fund seeks growth of capital through exclusive investment in Class 1 shares of American Funds Insurance Series® - Growth FundSM (the “Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds Growth Fund (Class A)	19.87%	13.03%	17.58%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Growth Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,783,613
Number of Investments:	1
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	12,791

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

14

JNL/American Funds Growth-Income Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/American Funds Growth-Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$99	0.91%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
For the year ended December 31, 2025, JNL/American Funds Growth-Income Fund underperformed the S&P 500 Index by posting a return of 17.64% for Class A shares compared to 17.88% for the Index.

The Fund seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth Income FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Growth-Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds Growth-Income Fund (Class A)	17.64%	13.48%	13.48%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Growth-Income Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	12,552,007
Number of Investments:	1
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	28,805

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

16

JNL/American Funds International Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/American Funds International Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$132	1.17%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds International Fund underperformed the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) by posting a return of 26.25% for Class A shares compared to 31.87% for the Index.

The Fund seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds International Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds International Fund (Class A)	26.25%	3.00%	6.58%
Morningstar® Global ex-US Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.87%	8.05%	8.54%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds International Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,451,411
Number of Investments:	1
Portfolio Turnover (%):	63
Total Advisory Fees Paid ($):	3,225

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

18

JNL/American Funds New World Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/American Funds New World Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$145	1.27%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds New World Fund outperformed the Morningstar® Global Target Market Exposure IndexSM (Net) by posting a return of 27.74% for Class A shares compared to 22.23% for the Index.

The Fund seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds New World Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds New World Fund (Class A)	27.74%	4.86%	8.80%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds New World Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,500,016
Number of Investments:	1
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	3,994

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy to primarily invest in common stocks of companies with significant exposure to developing countries through its master fund, the American Funds Insurance Series® - New World Fund® ("Master Fund"). As part of this change, the Master Fund may invest in equity securities of any company, regardless of where it is domiciled (including developed countries), if the Master Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers domiciled in qualified developing countries, and in determining whether a country is a developed country or a developing country, the Master Fund’s investment adviser may consider whether the country is designated as a developed market by MSCI Inc. As a result, the Master Fund no longer invests, to a limited extent, in securities of issuers based in non-qualified countries.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

20

JNL/American Funds Washington Mutual Investors Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/American Funds Washington Mutual Investors Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$100	0.92%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Washington Mutual Investors Fund underperformed the S&P 500 Index by posting a return of 16.75% for Class A shares compared to 17.88% for the Index.

The Fund (“Feeder Fund”) seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the shares of the American Funds Insurance Series® - Washington Mutual Investors FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Washington Mutual Investors Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds Washington Mutual Investors Fund (Class A)	16.75%	13.43%	11.95%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Washington Mutual Investors Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,267,177
Number of Investments:	1
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	10,682

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

22

JNL/Mellon Bond Index Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon Bond Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$59	0.57%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
For the year ended December 31, 2025, JNL/Mellon Bond Index Fund underperformed the Bloomberg U.S. Aggregate Index by posting a return of 6.67% for Class A shares compared to 7.30% for the Index.

The investment objective of the Fund is to track the performance of the Index to provide a moderate rate of income by investing in domestic fixed-income investments through exclusive investment in shares of the JNL Bond Index Fund (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Bond Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Bond Index Fund (Class A)	6.67%	-0.95%	1.41%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Bond Index Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,027,661
Number of Investments:	1
Portfolio Turnover (%):	88
Total Advisory Fees Paid ($):	937

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

24

JNL/Mellon Emerging Markets Index Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon Emerging Markets Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$85	0.74%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Emerging Markets Index Fund underperformed the Morningstar® Emerging Markets Target Market Exposure IndexSM (Net) by posting a return of 30.92% for Class A shares compared to 31.62% for the Index.

The investment objective of the Fund is to track the performance of the Morningstar Emerging Markets Target Market Exposure Index (Net), which is a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the emerging markets equity markets through exclusive investment in shares of the JNL Emerging Markets Index Fund. The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Emerging Markets Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Emerging Markets Index Fund (Class A)	30.92%	3.38%	7.55%
Morningstar® Emerging Markets Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.62%	4.54%	8.77%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Emerging Markets Index Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	926,838
Number of Investments:	1
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,083

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

26

JNL/Mellon International Index Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon International Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$71	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon International Index Fund underperformed the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net) by posting a return of 31.50% for Class A shares compared to 31.61% for the Index.

The investment objective of the Fund is to track the performance of the Index to provide long-term capital growth by investing in international equity securities through exclusive investment in shares of the JNL International Index Fund. The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon International Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon International Index Fund (Class A)	31.50%	8.50%	7.85%
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.61%	9.00%	8.27%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon International Index Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,072,894
Number of Investments:	1
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	1,547

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

How has the fund changed?

Effective close of business on April 25, 2025, the JNL/Baillie Gifford International Growth Fund, was merged into the Fund and shareholders of the JNL/Baillie Gifford International Growth Fund became shareholders of the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

28

JNL/Mellon S&P 400 MidCap Index Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon S&P 400 MidCap Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$58	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
For the year ended December 31, 2025, JNL/Mellon S&P 400 MidCap Index Fund underperformed the S&P MidCap 400® Index by posting a return of 6.90% for Class A shares compared to 7.50% for the Index.

The investment objective of the Fund is to track the performance of the Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations through exclusive investment in shares of the JNL Mid Cap Index Fund. The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon S&P 400 MidCap Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon S&P 400 MidCap Index Fund (Class A)	6.90%	8.53%	10.13%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	7.50%	9.12%	10.72%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). The “S&P MidCap 400®” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company and its Affiliates.
For additional information regarding the licensing arrangements with SPDJI and Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon S&P 400 MidCap Index Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,241,636
Number of Investments:	1
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	1,935

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

30

JNL/Mellon Small Cap Index Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon Small Cap Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class A	$58	0.56%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
For the year ended December 31, 2025, JNL/Mellon Small Cap Index Fund underperformed the S&P SmallCap 600® Index by posting a return of 5.57% for Class A shares compared to 6.02% for the Index.

The investment objective of the Fund is to track the performance of the Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies through exclusive investment in shares of the JNL Small Cap Index Fund. The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Small Cap Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Small Cap Index Fund (Class A)	5.57%	6.74%	9.27%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
S&P SmallCap 600® Index (reflects no deduction for fees, expenses, or taxes)	6.02%	7.31%	9.81%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). The “S&P SmallCap 600®” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company and its Affiliates.
For additional information regarding the licensing arrangements with SPDJI and Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Small Cap Index Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,349,803
Number of Investments:	1
Portfolio Turnover (%):	36
Total Advisory Fees Paid ($):	1,492

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

32

JNL Aggressive Growth Allocation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL Aggressive Growth Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.45%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Aggressive Growth Allocation Fund underperformed the Morningstar® Aggressive Target Risk IndexSM by posting a return of 15.62% for Class A shares compared to 20.43% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to growth based funds

Performance Attribution
Holdings
Top Contributor(s)
JNL/Causeway International Value Select Fund
JNL Multi-Manager U.S. Select Equity Fund
JNL/WCM Focused International Equity Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Aggressive Growth Allocation Fund

JNL Aggressive Growth Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL Aggressive Growth Allocation Fund (Class A)	15.62%	7.24%	9.35%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
Morningstar® Aggressive Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	20.43%	9.59%	10.89%
90% Morningstar® Global Target Market Exposure IndexSM (Net), 10% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	20.70%	10.04%	10.78%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,456,499
Number of Investments:	23
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	1,409

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	56.6
International Equity	21.7
Emerging Markets Equity	9.3
Global Equity	6.4
Alternative	3.1
Domestic Fixed Income	2.9
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

34

JNL Conservative Allocation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL Conservative Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$50	0.48%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Conservative Allocation Fund underperformed the Morningstar® Conservative Target Risk IndexSM by posting a return of 9.29% for Class A shares compared to 10.40% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion

Performance Attribution
Holdings
Top Contributor(s)
JNL/DoubleLine Total Return Fund
JNL/PIMCO Income Fund
JNL/Fidelity Institutional Asset Management Total Bond Fund
Top Detractor(s)
JNL/Morningstar Wide Moat Index Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Conservative Allocation Fund

JNL Conservative Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL Conservative Allocation Fund (Class A)	9.29%	2.57%	4.13%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Morningstar® Conservative Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	10.40%	1.81%	3.98%
20% Morningstar® Global Target Market Exposure IndexSM (Net), 80% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	10.22%	1.94%	4.02%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	574,820
Number of Investments:	25
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	698

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	59.9
Alternative	12.3
Domestic Equity	9.9
Domestic Balanced	6.0
Emerging Markets Fixed Income	5.0
International Equity	3.8
Emerging Markets Equity	3.1
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

36

JNL Growth Allocation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL Growth Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.44%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Growth Allocation Fund underperformed the Morningstar® Moderately Aggressive Target Risk IndexSM by posting a return of 14.81% for Class A shares compared to 18.45% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to growth based funds

Performance Attribution
Holdings
Top Contributor(s)
JNL/Causeway International Value Select Fund
JNL/WCM Focused International Equity Fund
JNL Multi-Manager U.S. Select Equity Fund
Top Detractor(s)
JNL/JPMorgan MidCap Growth Fund
Foreign Currency
Foreign Currency

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Growth Allocation Fund

JNL Growth Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL Growth Allocation Fund (Class A)	14.81%	6.38%	8.47%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
Morningstar® Moderately Aggressive Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	18.45%	7.94%	9.59%
80% Morningstar® Global Target Market Exposure IndexSM (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	19.18%	8.89%	9.85%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,804,646
Number of Investments:	30
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	2,525

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	47.9
International Equity	19.0
Domestic Fixed Income	10.9
Alternative	8.5
Emerging Markets Equity	8.0
Global Equity	4.7
Emerging Markets Fixed Income	1.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

38

JNL Moderate Allocation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL Moderate Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.45%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Moderate Allocation Fund underperformed the Morningstar® Moderately Conservative Target Risk IndexSM by posting a return of 10.75% for Class A shares compared to 12.87% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion

Performance Attribution
Holdings
Top Contributor(s)
JNL/Causeway International Value Select Fund
JNL Multi-Manager U.S. Select Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Moderate Allocation Fund

JNL Moderate Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL Moderate Allocation Fund (Class A)	10.75%	4.10%	5.68%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Morningstar® Moderately Conservative Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	12.87%	4.06%	6.10%
40% Morningstar® Global Target Market Exposure IndexSM (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.17%	4.26%	6.01%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,856,390
Number of Investments:	30
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	1,763

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	40.1
Domestic Equity	21.1
Alternative	12.5
International Equity	9.6
Domestic Balanced	5.7
Emerging Markets Equity	4.0
Emerging Markets Fixed Income	4.0
Global Equity	3.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

40

JNL Moderate Growth Allocation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL Moderate Growth Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.44%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Moderate Growth Allocation Fund underperformed the Morningstar® Moderate Target Risk IndexSM by posting a return of 12.62% for Class A shares compared to 15.95% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads

Performance Attribution
Holdings
Top Contributor(s)
JNL/Causeway International Value Select Fund
JNL Multi-Manager U.S. Select Equity Fund
JNL/WCM Focused International Equity Fund
Top Detractor(s)
JNL/JPMorgan MidCap Growth Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Moderate Growth Allocation Fund

JNL Moderate Growth Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL Moderate Growth Allocation Fund (Class A)	12.62%	5.36%	7.22%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
Morningstar® Moderate Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	15.95%	5.95%	7.83%
60% Morningstar® Global Target Market Exposure IndexSM (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.16%	6.57%	7.95%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,399,610
Number of Investments:	31
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	3,008

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	36.5
Domestic Fixed Income	26.4
International Equity	13.7
Alternative	11.6
Emerging Markets Equity	5.3
Global Equity	4.0
Emerging Markets Fixed Income	2.5
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

42

JNL/JPMorgan Managed Aggressive Growth Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Aggressive Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.44%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan Managed Aggressive Growth Fund underperformed the Morningstar® Aggressive Target Risk IndexSM by posting a return of 14.72% for Class A shares compared to 20.43% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to growth based funds

Performance Attribution
Holdings
Top Contributor(s)
JNL/Causeway International Value Select Fund
JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Managed Aggressive Growth Fund

JNL/JPMorgan Managed Aggressive Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/JPMorgan Managed Aggressive Growth Fund (Class A)	14.72%	7.60%	10.35%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
Morningstar® Aggressive Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	20.43%	9.59%	10.89%
63% S&P 500 Index, 27% Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net), 10% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	20.48%	11.54%	11.85%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,081,850
Number of Investments:	29
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,839

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	62.6
International Equity	21.9
Emerging Markets Equity	5.5
Domestic Fixed Income	5.1
Alternative	4.9
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

44

JNL/JPMorgan Managed Conservative Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Conservative Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.46%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan Managed Conservative Fund underperformed the Morningstar® Conservative Target Risk IndexSM by posting a return of 9.28% for Class A shares compared to 10.40% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion

Performance Attribution
Holdings
Top Contributor(s)
JNL/DoubleLine Total Return Fund
JNL/DoubleLine Core Fixed Income Fund
JNL/Causeway International Value Select Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Managed Conservative Fund

JNL/JPMorgan Managed Conservative Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/JPMorgan Managed Conservative Fund (Class A)	9.28%	1.92%	3.83%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Morningstar® Conservative Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	10.40%	1.81%	3.98%
80% Bloomberg U.S. Aggregate Index, 14.30% S&P 500 Index, 5.70% Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	10.13%	2.28%	4.27%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	639,499
Number of Investments:	31
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	686

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	67.6
Domestic Equity	14.3
Alternative	8.1
International Equity	4.6
Global Fixed Income	4.2
Emerging Markets Equity	1.2
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

46

JNL/JPMorgan Managed Growth Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.44%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan Managed Growth Fund underperformed the Morningstar® Moderately Aggressive Target Risk IndexSM by posting a return of 13.92% for Class A shares compared to 18.45% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to growth based funds

Performance Attribution
Holdings
Top Contributor(s)
JNL/Causeway International Value Select Fund
JNL/T. Rowe Price Established Growth Fund
JNL/WCM Focused International Equity Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Managed Growth Fund

JNL/JPMorgan Managed Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/JPMorgan Managed Growth Fund (Class A)	13.92%	6.76%	9.47%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
Morningstar® Moderately Aggressive Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	18.45%	7.94%	9.59%
56% S&P 500 Index, 20% Bloomberg U.S. Aggregate Index, 24% Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	18.98%	10.21%	10.79%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,938,546
Number of Investments:	31
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	3,318

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	55.7
International Equity	19.6
Domestic Fixed Income	15.0
Alternative	4.9
Emerging Markets Equity	4.8
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

48

JNL/JPMorgan Managed Moderate Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Moderate Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$46	0.44%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan Managed Moderate Fund underperformed the Morningstar® Moderately Conservative Target Risk IndexSM by posting a return of 10.83% for Class A shares compared to 12.87% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads

Performance Attribution
Holdings
Top Contributor(s)
JNL/Causeway International Value Select Fund
JNL/William Blair International Leaders Fund
JNL/DoubleLine Total Return Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Managed Moderate Fund

JNL/JPMorgan Managed Moderate Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/JPMorgan Managed Moderate Fund (Class A)	10.83%	3.48%	5.67%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Morningstar® Moderately Conservative Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	12.87%	4.06%	6.10%
60% Bloomberg U.S. Aggregate Index, 28% S&P 500 Index, 12% Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	13.07%	4.90%	6.46%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,598,398
Number of Investments:	36
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,478

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	49.9
Domestic Equity	27.9
International Equity	9.6
Alternative	7.1
Global Fixed Income	3.0
Emerging Markets Equity	2.5
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

50

JNL/JPMorgan Managed Moderate Growth Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Moderate Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$47	0.44%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan Managed Moderate Growth Fund underperformed the Morningstar® Moderate Target Risk IndexSM by posting a return of 12.26% for Class A shares compared to 15.95% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads

Performance Attribution
Holdings
Top Contributor(s)
JNL/Causeway International Value Select Fund
JNL/T. Rowe Price Established Growth Fund
JNL/WCM Focused International Equity Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Managed Moderate Growth Fund

JNL/JPMorgan Managed Moderate Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/JPMorgan Managed Moderate Growth Fund (Class A)	12.26%	5.13%	7.50%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
Morningstar® Moderate Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	15.95%	5.95%	7.83%
42% S&P 500 Index, 18% Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.01%	7.55%	8.65%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,583,104
Number of Investments:	34
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	3,069

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	41.8
Domestic Fixed Income	33.0
International Equity	14.7
Alternative	7.0
Emerging Markets Equity	3.5
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

52

JNL/American Funds Growth Allocation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/American Funds Growth Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.63%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Growth Allocation Fund outperformed the Morningstar® Moderately Aggressive Target Risk IndexSM by posting a return of 18.49% for Class A shares compared to 18.45% for the Index. The outperformance was driven primarily by an overweight to large cap U.S. equities.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to growth based funds

Performance Attribution
Holdings
Top Contributor(s)
American Funds Investment Company of America Fund
American Funds International Growth and Income Fund
American Funds EuroPacific Growth Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Growth Allocation Fund

JNL/American Funds Growth Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds Growth Allocation Fund (Class A)	18.49%	7.52%	10.07%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
Morningstar® Moderately Aggressive Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	18.45%	7.94%	9.59%
80% Morningstar® Global Target Market Exposure IndexSM (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	19.18%	8.89%	9.85%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,320,084
Number of Investments:	16
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	7,248

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	46.6
International Equity	16.2
Domestic Fixed Income	15.8
Global Equity	13.2
Emerging Markets Equity	6.8
Emerging Markets Fixed Income	1.4
Total Net Assets	100.0

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy to no longer maintain a portfolio of intermediate duration within investment grade debt and to update the range of securities markets exposure for the securities issued by companies located in countries outside the United States in which some of the Fund's diversified group of other funds (“Underlying Funds”) may invest. As a result, some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States that include a range of developing (previously developed) and emerging market countries, and the Fund's investment adviser, Jackson National Asset Management, LLC, no longer seeks to maintain a portfolio of intermediate duration within investment grade debt.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

54

JNL/American Funds Moderate Allocation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/American Funds Moderate Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Moderate Allocation Fund outperformed the Morningstar® Moderately Conservative Target Risk IndexSM by posting a return of 13.14% for Class A shares compared to 12.87% for the Index. The outperformance was driven primarily by an overweight to large cap U.S. equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads

Performance Attribution
Holdings
Top Contributor(s)
American Funds Investment Company of America Fund
American Funds International Growth and Income Fund
American Funds Insurance Series - Washington Mutual Investors Fund
Top Detractor(s)
American Funds SMALLCAP World Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Moderate Allocation Fund

JNL/American Funds Moderate Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (October 21, 2024)
JNL/American Funds Moderate Allocation Fund (Class A)	13.14%	9.19%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	4.57%
Morningstar® Moderately Conservative Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	12.87%	8.66%
40% Morningstar® Global Target Market Exposure IndexSM (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.17%	9.33%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	64,307
Number of Investments:	15
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	58

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	53.9
Domestic Equity	23.6
International Equity	7.8
Global Equity	6.8
Emerging Markets Fixed Income	4.5
Emerging Markets Equity	3.4
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

56

JNL/American Funds Moderate Growth Allocation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/American Funds Moderate Growth Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.64%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Moderate Growth Allocation Fund outperformed the Morningstar® Moderate Target Risk IndexSM by posting a return of 16.29% for Class A shares compared to 15.95% for the Index. The outperformance was driven primarily by an overweight to large cap U.S. equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads

Performance Attribution
Holdings
Top Contributor(s)
American Funds Investment Company of America Fund
American Funds International Growth and Income Fund
American Funds EuroPacific Growth Fund
Top Detractor(s)
American Funds SMALLCAP World Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Moderate Growth Allocation Fund

JNL/American Funds Moderate Growth Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds Moderate Growth Allocation Fund (Class A)	16.29%	5.73%	8.10%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
Morningstar® Moderate Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	15.95%	5.95%	7.83%
60% Morningstar® Global Target Market Exposure IndexSM (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.16%	6.57%	7.95%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,480,758
Number of Investments:	15
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	4,521

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	36.3
Domestic Fixed Income	32.8
International Equity	12.3
Global Equity	10.2
Emerging Markets Equity	5.4
Emerging Markets Fixed Income	3.0
Total Net Assets	100.0

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy to no longer maintain a portfolio of intermediate duration within investment grade debt and to update the range of securities markets exposure for the securities issued by companies located in countries outside the United States in which some of the Fund's diversified group of other funds (“Underlying Funds”) may invest. As a result, some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States that include a range of developing (previously developed) and emerging market countries, and the Fund's investment adviser, Jackson National Asset Management, LLC, no longer seeks to maintain a portfolio of intermediate duration within investment grade debt.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

58

JNL Growth ETF Allocation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL Growth ETF Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Growth ETF Allocation Fund underperformed the Morningstar® Moderately Aggressive Target Risk IndexSM by posting a return of 16.64% for Class A shares compared to 18.45% for the Index. The underperformance was driven primarily by an underweight to international equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to emerging markets equities which rose on multiple expansion and earnings growth
Top Market Detractor(s) to Performance
w	exposure to quality-themed ETFs

Performance Attribution
Holdings
Top Contributor(s)
iShares Core MSCI EAFE ETF
iShares Core MSCI Emerging Markets ETF
iShares Core S&P 500 ETF
Top Detractor(s)
iShares Core S&P Small Cap ETF
iShares MSCI USA Quality Factor ETF

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Growth ETF Allocation Fund

JNL Growth ETF Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL Growth ETF Allocation Fund (Class A)	16.64%	7.58%	8.76%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
Morningstar® Moderately Aggressive Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	18.45%	7.94%	9.59%
80% Morningstar® Global Target Market Exposure IndexSM (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	19.18%	8.89%	9.85%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	407,345
Number of Investments:	23
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	747

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	53.1
International Equity	17.6
Domestic Fixed Income	14.6
Emerging Markets Equity	10.2
Securities Lending Collateral	6.2
Global Equity	3.1
Emerging Markets Fixed Income	1.4
Total Net Assets	106.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

60

JNL Moderate ETF Allocation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL Moderate ETF Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Moderate ETF Allocation Fund underperformed the Morningstar® Moderately Conservative Target Risk IndexSM by posting a return of 12.18% for Class A shares compared to 12.87% for the Index. The underperformance was driven primarily by an underweight to international equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
Top Market Detractor(s) to Performance
w	exposure to quality-themed ETFs

Performance Attribution
Holdings
Top Contributor(s)
iShares Core U.S. Aggregate Bond ETF
iShares Core MSCI Emerging Markets ETF
iShares Core S&P 500 ETF
Top Detractor(s)
iShares Core S&P Small Cap ETF
iShares MSCI USA Quality Factor ETF
Foreign Currency

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Moderate ETF Allocation Fund

JNL Moderate ETF Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL Moderate ETF Allocation Fund (Class A)	12.18%	4.18%	5.44%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Morningstar® Moderately Conservative Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	12.87%	4.06%	6.10%
40% Morningstar® Global Target Market Exposure IndexSM (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.17%	4.26%	6.01%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	227,118
Number of Investments:	25
Portfolio Turnover (%):	55
Total Advisory Fees Paid ($):	417

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	51.3
Domestic Equity	30.3
International Equity	8.6
Securities Lending Collateral	7.0
Emerging Markets Equity	6.3
Emerging Markets Fixed Income	3.5
Short Term Investments	0.1
Total Net Assets	107.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

62

JNL Moderate Growth ETF Allocation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL Moderate Growth ETF Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Moderate Growth ETF Allocation Fund underperformed the Morningstar® Moderate Target Risk IndexSM by posting a return of 14.60% for Class A shares compared to 15.95% for the Index. The underperformance was driven primarily by an underweight to international equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
Top Market Detractor(s) to Performance
w	exposure to quality-themed ETFs

Performance Attribution
Holdings
Top Contributor(s)
iShares Core S&P 500 ETF
iShares Core MSCI EAFE ETF
iShares Core MSCI Emerging Markets ETF
Top Detractor(s)
iShares Core S&P Small Cap ETF
iShares MSCI USA Quality Factor ETF
Cash Management

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Moderate Growth ETF Allocation Fund

JNL Moderate Growth ETF Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL Moderate Growth ETF Allocation Fund (Class A)	14.60%	5.90%	7.22%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
Morningstar® Moderate Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	15.95%	5.95%	7.83%
60% Morningstar® Global Target Market Exposure IndexSM (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.16%	6.57%	7.95%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	357,957
Number of Investments:	26
Portfolio Turnover (%):	60
Total Advisory Fees Paid ($):	673

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	41.5
Domestic Fixed Income	32.4
International Equity	13.6
Emerging Markets Equity	8.3
Securities Lending Collateral	6.9
Emerging Markets Fixed Income	2.2
Global Equity	2.1
Short Term Investments	0.0
Total Net Assets	107.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

64

JNL/Vanguard Growth ETF Allocation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Vanguard Growth ETF Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.64%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Vanguard Growth ETF Allocation Fund underperformed the Morningstar® Moderately Aggressive Target Risk IndexSM by posting a return of 16.06% for Class A shares compared to 18.45% for the Index. The underperformance was driven primarily by an underweight to international equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to emerging markets equities which rose on multiple expansion and earnings growth

Performance Attribution
Holdings
Top Contributor(s)
Vanguard FTSE Developed Markets ETF
Vanguard Total Stock Market ETF
Vanguard Growth ETF
Top Detractor(s)
Cash Management

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Vanguard Growth ETF Allocation Fund

JNL/Vanguard Growth ETF Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Vanguard Growth ETF Allocation Fund (Class A)	16.06%	7.18%	8.13%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
Morningstar® Moderately Aggressive Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	18.45%	7.94%	8.79%
80% Morningstar® Global Target Market Exposure IndexSM (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	19.18%	8.89%	9.37%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,121,839
Number of Investments:	19
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	3,867

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	58.1
International Equity	18.2
Domestic Fixed Income	14.8
Emerging Markets Equity	7.2
Securities Lending Collateral	3.7
Emerging Markets Fixed Income	1.7
Short Term Investments	0.1
Total Net Assets	103.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

66

JNL/Vanguard Moderate ETF Allocation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Vanguard Moderate ETF Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Vanguard Moderate ETF Allocation Fund underperformed the Morningstar® Moderately Conservative Target Risk IndexSM by posting a return of 11.75% for Class A shares compared to 12.87% for the Index. The underperformance was driven primarily by an underweight to international equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar

Performance Attribution
Holdings
Top Contributor(s)
Vanguard FTSE Developed Markets ETF
Vanguard Total Stock Market ETF
Vanguard Mortgage-Backed Securities ETF
Top Detractor(s)
Cash Management

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Vanguard Moderate ETF Allocation Fund

JNL/Vanguard Moderate ETF Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Vanguard Moderate ETF Allocation Fund (Class A)	11.75%	3.80%	4.97%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.72%
Morningstar® Moderately Conservative Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	12.87%	4.06%	5.60%
40% Morningstar® Global Target Market Exposure IndexSM (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.17%	4.26%	5.64%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	574,178
Number of Investments:	19
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	1,121

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	50.8
Domestic Equity	33.6
International Equity	7.8
Securities Lending Collateral	7.6
Emerging Markets Fixed Income	4.0
Emerging Markets Equity	3.9
Short Term Investments	0.0
Total Net Assets	107.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

68

JNL/Vanguard Moderate Growth ETF Allocation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Vanguard Moderate Growth ETF Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Vanguard Moderate Growth ETF Allocation Fund underperformed the Morningstar® Moderate Target Risk IndexSM by posting a return of 14.14% for Class A shares compared to 15.95% for the Index. The underperformance was driven primarily by an underweight to international equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads

Performance Attribution
Holdings
Top Contributor(s)
Vanguard FTSE Developed Markets ETF
Vanguard Total Stock Market ETF
Vanguard Growth ETF
Top Detractor(s)
Cash Management

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Vanguard Moderate Growth ETF Allocation Fund

JNL/Vanguard Moderate Growth ETF Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Vanguard Moderate Growth ETF Allocation Fund (Class A)	14.14%	5.56%	6.59%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
Morningstar® Moderate Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	15.95%	5.95%	7.18%
60% Morningstar® Global Target Market Exposure IndexSM (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.16%	6.57%	7.53%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	987,699
Number of Investments:	19
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,910

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	46.9
Domestic Fixed Income	31.4
International Equity	13.4
Emerging Markets Equity	5.4
Emerging Markets Fixed Income	2.9
Securities Lending Collateral	2.5
Short Term Investments	0.2
Total Net Assets	102.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

70

JNL Multi-Manager Alternative Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL Multi-Manager Alternative Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$228	2.18%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Multi-Manager Alternative Fund outperformed the Wilshire Liquid Alternative IndexSM by posting a return of 9.53% for Class A shares compared to 6.04% for the Index. The outperformance was driven by positive selection within the private fund, relative value, and event driven sleeves.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to private equity
w	exposure to convertible arbitrage strategies
Top Market Detractor(s) to Performance
w	exposure to long/short equity strategies

Performance Attribution
Holdings
Top Contributor(s)
WCM Partners Fund
Alphabet Inc.
Western Digital Corporation
Top Detractor(s)
Seagate Technology Holdings Public Limited Company
Western Digital Corporation
Lumentum Holdings Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Alternative Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL Multi-Manager Alternative Fund (Class A)	9.53%	4.22%	4.14%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Wilshire Liquid Alternative IndexSM (reflects no deduction for fees, expenses, or taxes)	6.04%	3.06%	2.79%

Wilshire® is a registered trademark owned by Wilshire Advisors LLC and used under license and the Wilshire IndexesSM indexes, and Wilshire Liquid Alternative IndexSM are service marks owned or licensed by Wilshire OpCo UK Limited or Wilshire Benchmarks US LLC (together “Wilshire IndexesSM”) and have been licensed for use by Jackson National Asset Management, LLC (“JNAM”). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”) and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM. For additional information regarding these licensing arrangements with Wilshire Indexes and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL Multi-Manager Alternative Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	962,546
Number of Investments:	1,230
Portfolio Turnover (%):	165
Total Advisory Fees Paid ($):	9,914

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Other Short Term Investments	28.3
Information Technology	17.0
Communication Services	13.2
Financials	12.4
Private Investment Funds	11.8
Health Care	8.6
Industrials	8.0
Non-U.S. Government Agency ABS	7.9
Consumer Discretionary	7.8
U.S. Government Agency MBS	4.7
Other Sectors	10.5
Total Net Assets	130.2
Short Investments
Information Technology	(11.1)
Investment Companies	(6.0)
Consumer Discretionary	(3.4)
Derivative Instruments	(2.4)
Industrials	(2.3)
Health Care	(1.5)
Government Securities	(1.3)
Financials	(1.1)
Materials	(0.5)
Communication Services	(0.4)
Other Sectors	(0.4)
Total Net Assets	(30.4)

How has the fund changed?

Effective from March 10, 2025 to April 28, 2025, the Fund’s investment adviser voluntarily waived a varying portion of the Fund's management fee in an amount equivalent to the management fee paid indirectly by the Fund attributable to its investment in WCM Partners L.P. Effective April 28, 2025, the Fund’s investment adviser converted the temporary management fee waiver to a contractual management fee waiver. As a result, 0.08% of advisory fees were waived during the period and none of the waived management fees can be recaptured by the investment adviser.

Effective April 28, 2025, the Fund changed its principal investment strategy for the portion of the Fund’s assets allocated to Boston Partners Global Investors, Inc. (“Boston Partners”) to limit the sub-investment advisory services provided by Boston Partners to certain securities that were issued by or that provide exposure to Russian companies. As a result, it is contemplated that the duration of Boston Partners’ involvement in managing these investments will be for however long it takes the Fund to exit such investments.

Effective June 5, 2025, the Fund changed its principal investment strategy to permit investments in other funds, which will be primarily in private funds or other pooled investment vehicles that would qualify as “investment companies” under the Investment Company Act of 1940, as amended (the "1940 Act"), but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act (“Private Funds”). As a result, the Fund's investment adviser, Jackson National Asset Management, LLC, may allocate up to 10% of the Fund’s total assets in Private Funds. In connection with this change, the Fund revised its principal risks to list “private funds risk" and "valuation risk" as principal risks associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?
Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information
If you have questions regarding electronic delivery, please scan the QR code.

72

JNL Multi-Manager Emerging Markets Equity Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL Multi-Manager Emerging Markets Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137	1.22%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Multi-Manager Emerging Markets Equity Fund underperformed the Morningstar® Emerging Markets IndexSM (Net) by posting a return of 24.27% for Class A shares compared to 29.76% for the Index. Fund underperformance was driven by an underweight to Asian technology stocks and selection within the communication services sector.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to China, Taiwan and Hong Kong equities
w	exposure to Brazilian equities
Top Market Detractor(s) to Performance
w	exposure to Indonesian equities
w	exposure to consumer services
w	exposure to household & personal products companies

Performance Attribution
Holdings
Top Contributor(s)
Taiwan Semiconductor Manufacturing Company Limited
SK Hynix Inc.
Samsung Electronics Co., Ltd.
Top Detractor(s)
Computer Age Management Services Private Limited
Oracle Financial Services Software Limited
PT. Bank Central Asia Tbk

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Emerging Markets Equity Fund

JNL Multi-Manager Emerging Markets Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL Multi-Manager Emerging Markets Equity Fund (Class A)	24.27%	1.67%	5.73%
Morningstar® Emerging Markets IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	29.76%	4.76%	8.66%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,404,165
Number of Investments:	262
Portfolio Turnover (%):	60
Total Advisory Fees Paid ($):	9,332

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	24.5
Information Technology	18.5
Industrials	15.1
Consumer Discretionary	9.8
Communication Services	6.9
Materials	5.4
Consumer Staples	5.2
Utilities	3.8
Energy	3.6
Other Short Term Investments	2.7
Other Sectors	4.5
Total Net Assets	100.0
Short Investments
Derivative Instruments	(0.0)
Total Net Assets	(0.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

74

JNL Multi-Manager Floating Rate Income Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL Multi-Manager Floating Rate Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.94%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Multi-Manager Floating Rate Income Fund underperformed the Morningstar® LSTA US Leveraged Loan IndexSM by posting a return of 3.83% for Class A shares compared to 5.90% for the Index. Fund underperformance was driven primarily by negative loan selection within producer manufacturing and process industries.

Top Market Contributor(s) to Performance
w	broad exposure to broadly syndicated loans, which benefited from high coupons and tighter credit spreads
w	broad exposure to single-B rated broadly syndicated loans
w	moderate exposure to high yield corporate bonds
Top Market Detractor(s) to Performance
w	exposure to auto part broadly syndicated loans
w	exposure to container/packaging broadly syndicated loans
w	exposure to specialty chemical broadly syndicated loans

Performance Attribution
Holdings
Top Contributor(s)
Kleopatra Finco S.a r.l.
Altice France S.A.
Allen Media, LLC
Top Detractor(s)
First Brands Group, LLC
Klockner-Pentaplast of America, Inc.
First Brands Group, LLC

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Floating Rate Income Fund

JNL Multi-Manager Floating Rate Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL Multi-Manager Floating Rate Income Fund (Class A)	3.83%	4.67%	4.29%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Morningstar® LSTA US Leveraged Loan IndexSM (reflects no deduction for fees, expenses, or taxes)	5.90%	6.42%	5.83%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	927,011
Number of Investments:	807
Portfolio Turnover (%):	52
Total Advisory Fees Paid ($):	4,775

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	26.0
Information Technology	15.7
Communication Services	12.2
Financials	11.0
Consumer Discretionary	9.8
Health Care	6.0
Other Short Term Investments	4.9
Energy	3.7
Consumer Staples	3.5
Materials	3.5
Other Sectors	3.7
Total Net Assets	100.0

How has the fund changed?

Effective April 28, 2025, the Fund revised its principal risks to list “distressed debt risk” as a principal risk associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

76

JNL Multi-Manager International Small Cap Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL Multi-Manager International Small Cap Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$135	1.20%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Multi-Manager International Small Cap Fund underperformed the Morningstar® Global ex-US Small Cap Target Market Exposure IndexSM (Net) by posting a return of 25.49% for Class A shares compared to 30.29% for the Index. The primary driver of underperformance was an overweight to communication services companies and negative selection within Japanese equities.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to paper & plastic packaging products & materials
w	exposure to Indian equities
Top Market Detractor(s) to Performance
w	exposure to Indian equities
w	exposure to Swedish companies
w	exposure to software and services companies

Performance Attribution
Holdings
Top Contributor(s)
Celestica Inc.
Unipol Gruppo S.p.A.
Exosens
Top Detractor(s)
Docebo Canada Inc.
Trustpilot Group PLC
Soitec

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager International Small Cap Fund

JNL Multi-Manager International Small Cap Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (August 13, 2018)
JNL Multi-Manager International Small Cap Fund (Class A)	25.49%	5.35%	8.49%
Morningstar® Global ex-US Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.87%	8.05%	8.10%
Morningstar® Global ex-US Small Cap Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	30.29%	6.18%	6.54%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	695,479
Number of Investments:	238
Portfolio Turnover (%):	116
Total Advisory Fees Paid ($):	4,985

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	23.9
Financials	14.2
Information Technology	13.4
Materials	10.1
Consumer Discretionary	9.6
Communication Services	7.7
Health Care	6.1
Utilities	3.6
Consumer Staples	3.5
Real Estate	3.2
Other Sectors	5.9
Total Net Assets	101.2
Short Investments
Derivative Instruments	(0.4)
Total Net Assets	(0.4)

How has the fund changed?

Effective August 28, 2025, Baillie Gifford Overseas Limited (“BGO”) was terminated as investment sub-adviser to a strategy of the Fund. In connection with this change, effective from May 22, 2025 to August 28, 2025, the Fund’s investment adviser voluntarily waived 0.01% of the Fund’s management fee, an amount equivalent to the sub-advisory fees attributable to BGO during that time period.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

78

JNL Multi-Manager Mid Cap Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL Multi-Manager Mid Cap Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.07%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Multi-Manager Mid Cap Fund underperformed the Morningstar® US Mid Cap IndexSM by posting a return of 1.83% for Class A shares compared to 10.12% for the Index. Fund underperformance was driven by negative stock selection across multiple sectors, including communication services, financials, consumer discretionary, information technology and industrials.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to capital goods companies
Top Market Detractor(s) to Performance
w	exposure to media & entertainment
w	exposure to consumer discretionary distribution and retail companies
w	exposure to software and services companies

Performance Attribution
Holdings
Top Contributor(s)
Amphenol Corporation
Cloudflare, Inc.
Celsius Holdings, Inc.
Top Detractor(s)
The Trade Desk, Inc.
Freshpet, Inc.
Gartner, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Mid Cap Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 19, 2016)
JNL Multi-Manager Mid Cap Fund (Class A)	1.83%	4.90%	8.80%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.69%
Morningstar® US Mid Cap IndexSM (reflects no deduction for fees, expenses, or taxes)	10.12%	8.91%	11.52%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL Multi-Manager Mid Cap Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,154,431
Number of Investments:	231
Portfolio Turnover (%):	85
Total Advisory Fees Paid ($):	7,499

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	21.4
Financials	16.0
Information Technology	14.9
Health Care	12.7
Consumer Discretionary	12.6
Consumer Staples	7.0
Materials	3.9
Communication Services	3.0
Real Estate	3.0
Other Short Term Investments	1.9
Other Sectors	3.6
Total Net Assets	100.0

How has the fund changed?

Effective June 5, 2025, River Road Asset Management, LLC (“River Road”) was appointed as investment sub-adviser to a new strategy of the Fund (the “River Road Strategy”). In connection with the appointment of River Road as sub-adviser, the Fund’s principal investment strategy changed to include the River Road Strategy and investments in real estate investment trusts ("REITs"). As a result of these changes, the Fund revised its principal risks to list “managed portfolio risk” and "REIT investment risk" as principal risks associated with investing in the Fund.

Effective July 1, 2025, the Fund's investment adviser voluntarily waived 0.025% of management fees on the Fund’s net assets up to $1 billion and 0.020% on net assets over $1 billion, and the Fund's management fee rate and total expense ratio each decreased by 0.02%. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

Effective August 28, 2025, Nuance Investments, LLC was terminated as investment sub-adviser to a strategy of the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

80

JNL Multi-Manager Small Cap Growth Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL Multi-Manager Small Cap Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.97%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Multi-Manager Small Cap Growth Fund underperformed the Morningstar® US Small Cap Broad Growth Extended IndexSM by posting a return of 3.56% for Class A shares compared to 13.12% for the Index. Fund underperformance was driven primarily by negative stock selection within the information technology, industrial and financial sectors.

Top Market Contributor(s) to Performance
w	exposure to capital goods companies
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to software and services companies
w	exposure to financial companies
w	exposure to consumer discretionary distribution and retail companies

Performance Attribution
Holdings
Top Contributor(s)
Karman Holdings Inc.
Exact Sciences Corporation
Mercury Systems, Inc.
Top Detractor(s)
Freshpet, Inc.
Inspire Medical Systems, Inc.
AAON, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Small Cap Growth Fund

JNL Multi-Manager Small Cap Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL Multi-Manager Small Cap Growth Fund (Class A)	3.56%	-1.29%	9.41%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Small Cap Broad Growth Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	13.12%	4.22%	9.92%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,205,955
Number of Investments:	448
Portfolio Turnover (%):	78
Total Advisory Fees Paid ($):	12,883

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	26.0
Information Technology	21.8
Health Care	20.6
Consumer Discretionary	11.8
Financials	8.8
Consumer Staples	3.0
Communication Services	2.1
Other Short Term Investments	1.9
Energy	1.6
Securities Lending Collateral	1.5
Other Sectors	2.5
Total Net Assets	101.6

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy for the portion of the Fund’s assets allocated to BAMCO, Inc. ("BAMCO”) (the "Baron Strategy"), to eliminate restrictions on equity securities of U.S. small-sized growth companies, in which the Baron Strategy primarily invests, that limited such securities to being in the form of common stock and long-term investments. As a result, under normal circumstances, BAMCO constructs the Baron Strategy by investing primarily in equity securities of U.S. small-sized growth companies.

Effective April 28, 2025, the Fund changed its principal investment strategy for the portion of the Fund’s assets allocated to Granahan Investment Management, LLC ("GIM") (the "GIM Strategy") to eliminate GIM's blended Small Cap Advantage strategy within the overall GIM Strategy. As part of this change, the Small Cap Discoveries strategy, one of the two unique strategies blended within the Small Cap Advantage strategy was also eliminated. As a result, GIM constructs the GIM Strategy by blending their Small Cap Focused Growth strategy and their Small Cap Select strategy.

Effective August 28, 2025, Victory Capital Management Inc. was terminated as investment sub-adviser to a strategy of the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

82

JNL Multi-Manager Small Cap Value Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL Multi-Manager Small Cap Value Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.07%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Multi-Manager Small Cap Value Fund underperformed the Morningstar® US Small Cap Broad Value Extended IndexSM by posting a return of 2.69% for Class A shares compared to 10.48% for the Index. Fund underperformance was driven by negative stock selection across multiple sectors, with financials, health care, consumer discretionary, industrials and real estate sectors being the leading detractors.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to capital goods companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to consumer discretionary distribution and retail companies
w	exposure to food beverage & tobacco

Performance Attribution
Holdings
Top Contributor(s)
Modine Manufacturing Company
Hecla Mining Company
Silicon Motion, Inc.
Top Detractor(s)
Insperity, Inc.
Atlas Energy Solutions Inc.
American Woodmark Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Small Cap Value Fund

JNL Multi-Manager Small Cap Value Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL Multi-Manager Small Cap Value Fund (Class A)	2.69%	8.00%	8.59%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Small Cap Broad Value Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	10.48%	10.32%	9.50%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,719,984
Number of Investments:	275
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	11,785

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	24.1
Financials	22.1
Consumer Discretionary	11.3
Health Care	11.2
Information Technology	11.0
Materials	4.5
Real Estate	3.6
Energy	3.1
Consumer Staples	3.0
Utilities	2.6
Other Sectors	4.0
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

84

JNL Multi-Manager U.S. Select Equity Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL Multi-Manager U.S. Select Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.98%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Multi-Manager U.S. Select Equity Fund underperformed the Morningstar® US Target Market Exposure IndexSM by posting a return of 16.02% for Class A shares compared to 17.80% for the Index. The underperformance was primarily driven by an underweight to information technology and overweights to consumer staples and utilities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to capital goods companies
w	exposure to software and services companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to energy companies
w	exposure to consumer staples distribution and retail companies

Performance Attribution
Holdings
Top Contributor(s)
AppLovin Corporation
Robinhood Markets, Inc.
Siemens Energy AG
Top Detractor(s)
UnitedHealth Group Incorporated
Freshpet, Inc.
Datadog, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager U.S. Select Equity Fund

JNL Multi-Manager U.S. Select Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (November 15, 2022)
JNL Multi-Manager U.S. Select Equity Fund (Class A)	16.02%	22.42%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	21.02%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,394,091
Number of Investments:	92
Portfolio Turnover (%):	107
Total Advisory Fees Paid ($):	6,491

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	17.7
Financials	15.7
Health Care	13.8
Industrials	12.0
Consumer Staples	9.5
Consumer Discretionary	7.9
Utilities	7.4
Communication Services	6.2
Real Estate	3.0
Energy	2.7
Other Sectors	5.0
Total Net Assets	100.9

How has the fund changed?

Effective April 28, 2025, the Fund revised its principal risks to list “portfolio turnover risk” as a principal risk associated with investing in the Fund.

Effective August 29, 2025, River Road Asset Management, LLC (“River Road”) was appointed as investment sub-adviser to a new strategy of the Fund (the “River Road Strategy”). In connection with the appointment of River Road as sub-adviser, the Fund’s principal investment strategy changed to include the River Road Strategy and investments in real estate investment trusts ("REITs") and publicly traded partnerships, including but not limited to, master limited partnerships. As a result of these changes, the Fund revised its principal risks to list “REIT investment risk” and "master limited partnership risk" as principal risks associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

86

JNL/AB Sustainable Global Thematic Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/AB Sustainable Global Thematic Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$121	1.18%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/AB Sustainable Global Thematic Fund underperformed the Morningstar® Global Target Market Exposure IndexSM (Net) by posting a return of 5.93% for Class A shares compared to 22.23% for the Index. The underperformance was driven by negative stock selection in health care and software.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to health care companies
w	exposure to health care equipment and services companies
w	exposure to software and services companies

Performance Attribution
Holdings
Top Contributor(s)
Cameco Corporation
Flex Ltd.
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP
Top Detractor(s)
Fiserv, Inc.
Becton, Dickinson and Company
Primo Water Holdings LLC

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/AB Sustainable Global Thematic Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 25, 2022)
JNL/AB Sustainable Global Thematic Fund (Class A)	5.93%	5.40%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	13.59%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/AB Sustainable Global Thematic Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	27,097
Number of Investments:	107
Portfolio Turnover (%):	76
Total Advisory Fees Paid ($):	157

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	35.5
Derivative Instruments	26.5
Industrials	18.7
Financials	14.7
Health Care	12.7
Other Short Term Investments	5.2
Utilities	5.2
Consumer Discretionary	2.2
Consumer Staples	1.9
Communication Services	1.4
Other Sectors	2.2
Total Net Assets	126.2
Short Investments
Derivative Instruments	(22.6)
Total Net Assets	(22.6)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

88

JNL/AQR Large Cap Defensive Style Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/AQR Large Cap Defensive Style Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.85%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/AQR Large Cap Defensive Style Fund underperformed the Morningstar® US Target Market Exposure IndexSM by posting a return of 13.05% for Class A shares compared to 17.80% for the Index. The underperformance was primarily driven by a general underweight to mega-cap information technology stocks.

Top Market Contributor(s) to Performance
w	exposure to U.S. large cap technology companies
w	exposure to communication services companies
w	exposure to industrials
Top Market Detractor(s) to Performance
w	exposure to household & personal products companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
Alphabet Inc.
General Electric Company
Arista Networks, Inc.
Top Detractor(s)
UnitedHealth Group Incorporated
Deckers Outdoor Corporation
Veeva Systems Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/AQR Large Cap Defensive Style Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (June 24, 2019)
JNL/AQR Large Cap Defensive Style Fund (Class A)	13.05%	9.96%	10.54%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	15.48%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/AQR Large Cap Defensive Style Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	414,043
Number of Investments:	132
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,685

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	15.7
Consumer Staples	14.9
Health Care	14.4
Financials	12.7
Industrials	12.2
Communication Services	9.7
Consumer Discretionary	9.2
Energy	5.3
Other Short Term Investments	4.4
Derivative Instruments	4.0
Other Sectors	1.3
Total Net Assets	103.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

90

JNL/BlackRock Global Allocation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/BlackRock Global Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.03%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/BlackRock Global Allocation Fund outperformed the 36% S&P 500 Index, 24% FTSE World ex-US Index, 24% ICE Bank of America Merrill Lynch Current 5-Year US Treasury Index, 16% FTSE Non-US Dollar World Government Bond Index by posting a return of 18.76% for Class A shares compared to 17.78% for the Index. The outperformance was primarily driven by an overweight to equities, an allocation to precious metals, and positive effects from futures contracts.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to banks
Top Market Detractor(s) to Performance
w	exposure to interest rate swaps and futures
w	exposure to total return swap agreements
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
Alphabet Inc.
SPDR Gold Shares
NVIDIA Corporation
Top Detractor(s)
Ziggo Bond Company B.V.
Futures Contract
ETSY, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/BlackRock Global Allocation Fund

JNL/BlackRock Global Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/BlackRock Global Allocation Fund (Class A)	18.76%	6.07%	7.47%
Morningstar® Developed Markets Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	21.13%	12.12%	12.11%
36% S&P 500 Index, 24% FTSE World ex-US Index, 24% ICE Bank of America Merrill Lynch Current 5-Year US Treasury Index, 16% FTSE Non-US Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	17.78%	6.68%	8.09%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,608,478
Number of Investments:	2,606
Portfolio Turnover (%):	135
Total Advisory Fees Paid ($):	15,078

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	113.8
Information Technology	18.2
Financials	12.4
Consumer Discretionary	9.2
Industrials	8.8
Communication Services	7.9
Other Short Term Investments	7.7
Health Care	7.4
Non-U.S. Government Agency ABS	6.2
Consumer Staples	3.9
Other Sectors	17.6
Total Net Assets	213.1
Short Investments
Derivative Instruments	(83.6)
Total Net Assets	(83.6)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

92

JNL/BlackRock Global Natural Resources Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/BlackRock Global Natural Resources Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	1.00%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/BlackRock Global Natural Resources Fund outperformed the S&P Global Natural Resources Index (Net) by posting a return of 29.78% for Class A shares compared to 28.86% for the Index. The outperformance was primarily driven by an overweight allocation to gold and positive stock selection.

Top Market Contributor(s) to Performance
w	exposure to gold miners
w	exposure to integrated oil companies
w	exposure to steel
Top Market Detractor(s) to Performance
w	exposure to paper & plastic packaging products & materials
w	exposure to coal & consumable fuels
w	exposure to specialty chemicals

Performance Attribution
Holdings
Top Contributor(s)
Wheaton Precious Metals Corp.
Newmont Corporation
Barrick Gold Corporation
Top Detractor(s)
Smurfit Westrock PLC
BP P.L.C.
Graphic Packaging Holding Company

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/BlackRock Global Natural Resources Fund

JNL/BlackRock Global Natural Resources Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/BlackRock Global Natural Resources Fund (Class A)	29.78%	13.60%	8.69%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
S&P Global Natural Resources Index (Net) (reflects no deduction for fees, expenses, or taxes)	28.86%	10.61%	10.38%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	745,192
Number of Investments:	44
Portfolio Turnover (%):	94
Total Advisory Fees Paid ($):	3,949

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Materials	66.1
Energy	27.1
Other Short Term Investments	3.7
Securities Lending Collateral	3.1
Consumer Staples	2.0
Industrials	1.3
Total Net Assets	103.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

94

JNL/BlackRock Large Cap Select Growth Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/BlackRock Large Cap Select Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.83%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/BlackRock Large Cap Select Growth Fund underperformed the Morningstar® US Large-Mid Cap Broad Growth IndexSM by posting a return of 11.41% for Class A shares compared to 16.67% for the Index. The underperformance was primarily driven by negative stock selection in industrials and communication services.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to U.S. small cap companies
w	exposure to technology hardware and equipment companies
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Broadcom Inc.
Microsoft Corporation
Top Detractor(s)
Apple Inc.
Salesforce, Inc.
The Trade Desk, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/BlackRock Large Cap Select Growth Fund

JNL/BlackRock Large Cap Select Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/BlackRock Large Cap Select Growth Fund (Class A)	11.41%	10.41%	15.18%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.77%
Morningstar® US Large-Mid Cap Broad Growth IndexSM (reflects no deduction for fees, expenses, or taxes)	16.67%	13.44%	16.49%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,412,917
Number of Investments:	38
Portfolio Turnover (%):	63
Total Advisory Fees Paid ($):	19,462

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	55.1
Communication Services	11.6
Consumer Discretionary	11.4
Health Care	7.9
Industrials	6.3
Financials	3.9
Other Short Term Investments	2.0
Consumer Staples	0.9
Materials	0.5
Energy	0.5
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

96

JNL/Causeway International Value Select Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Causeway International Value Select Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$117	0.96%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Causeway International Value Select Fund outperformed the Morningstar® Developed Markets ex-North America Value Target Market Exposure IndexSM (Net) by posting a return of 43.10% for Class A shares compared to 41.10% for the Index. The outperformance was primarily driven by positive stock selection in financials and information technology and an underweight to energy.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to U.K. companies
w	exposure to banks
Top Market Detractor(s) to Performance
w	exposure to Danish companies
w	exposure to commercial & professional services companies
w	exposure to consumer staples distribution and retail companies

Performance Attribution
Holdings
Top Contributor(s)
Rolls-Royce PLC
Samsung Electronics Co., Ltd.
Barclays PLC
Top Detractor(s)
Diageo PLC
Novo Nordisk A/S
Societe d'exploitation Hoteliere

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Causeway International Value Select Fund

JNL/Causeway International Value Select Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Causeway International Value Select Fund (Class A)	43.10%	14.12%	9.96%
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.61%	9.00%	8.27%
Morningstar® Developed Markets ex-North America Value Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	41.10%	13.23%	8.73%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,790,722
Number of Investments:	62
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	11,923

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	19.2
Industrials	17.2
Information Technology	13.9
Health Care	13.2
Consumer Staples	9.2
Consumer Discretionary	9.1
Materials	5.6
Communication Services	4.3
Utilities	3.2
Other Short Term Investments	1.9
Other Sectors	3.0
Total Net Assets	99.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

98

JNL/ClearBridge Large Cap Growth Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/ClearBridge Large Cap Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.94%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/ClearBridge Large Cap Growth Fund underperformed the Morningstar® US Large-Mid Cap Broad Growth IndexSM by posting a return of 9.05% for Class A shares compared to 16.67% for the Index. The underperformance was primarily driven by negative stock selection in information technology and health care.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to mid-cap companies
w	exposure to health care equipment and services companies
w	exposure to software and services companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Microsoft Corporation
Alphabet Inc.
Top Detractor(s)
UnitedHealth Group Incorporated
Salesforce, Inc.
Oracle Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/ClearBridge Large Cap Growth Fund

JNL/ClearBridge Large Cap Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/ClearBridge Large Cap Growth Fund (Class A)	9.05%	10.46%	14.48%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.76%
Morningstar® US Large-Mid Cap Broad Growth IndexSM (reflects no deduction for fees, expenses, or taxes)	16.67%	13.44%	17.09%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,376,178
Number of Investments:	42
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	7,364

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	45.9
Consumer Discretionary	13.2
Communication Services	12.1
Industrials	8.4
Health Care	7.6
Financials	7.3
Materials	2.8
Consumer Staples	1.2
Other Short Term Investments	0.8
Real Estate	0.6
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

100

JNL/Cohen & Steers U.S. Realty Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Cohen & Steers U.S. Realty Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	1.06%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Cohen & Steers U.S. Realty Fund underperformed the Morningstar® US REIT IndexSM by posting a return of 2.79% for Class A shares compared to 2.80% for the Index. Fund net underperformance was primarily driven by expenses as the Fund outperformed on a gross of fee basis.

Top Market Contributor(s) to Performance
w	exposure to health care REITs
w	exposure to industrial REITs
w	exposure to retail REITs
Top Market Detractor(s) to Performance
w	exposure to data center REITs
w	exposure to multi-family residential REITs
w	exposure to self-storage REITs

Performance Attribution
Holdings
Top Contributor(s)
Welltower Inc.
ProLogis Inc.
PACS Group, Inc.
Top Detractor(s)
Equinix, Inc.
Iron Mountain Incorporated
Digital Realty Trust, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Cohen & Steers U.S. Realty Fund

JNL/Cohen & Steers U.S. Realty Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/Cohen & Steers U.S. Realty Fund (Class A)	2.79%	4.73%	4.87%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.44%
Morningstar® US REIT IndexSM (reflects no deduction for fees, expenses, or taxes)	2.80%	4.81%	5.34%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	79,736
Number of Investments:	42
Portfolio Turnover (%):	40
Total Advisory Fees Paid ($):	518

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Real Estate	96.4
Consumer Discretionary	1.4
Health Care	0.8
Securities Lending Collateral	0.7
Other Short Term Investments	0.6
Warrants	0.3
Total Net Assets	100.2

How has the fund changed?

Effective April 28, 2025, the Fund revised its principal risks to list “portfolio turnover risk” as a principal risk associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

102

JNL/DFA International Core Equity Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/DFA International Core Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$107	0.91%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/DFA International Core Equity Fund outperformed the Morningstar® Developed Markets ex-US Target Market Exposure IndexSM (Net) by posting a return of 35.29% for Class A shares compared to 31.95% for the Index. The outperformance was primarily driven by positive stock selection in financials, Japan, and Canada.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to Japanese equities
w	exposure to banks
Top Market Detractor(s) to Performance
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to technology hardware and equipment companies
w	exposure to Swiss companies

Performance Attribution
Holdings
Top Contributor(s)
Rheinmetall Aktiengesellschaft
Kinross Gold Corporation
UniCredit S.p.A.
Top Detractor(s)
Novo Nordisk A/S
Pandora A/S
Wolters Kluwer N.V.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DFA International Core Equity Fund

JNL/DFA International Core Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (June 24, 2019)
JNL/DFA International Core Equity Fund (Class A)	35.29%	9.74%	9.82%
Morningstar® Developed Markets ex-US Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.95%	9.51%	9.73%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	630,781
Number of Investments:	1,102
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	2,112

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	20.4
Industrials	19.9
Materials	11.4
Consumer Discretionary	10.6
Health Care	7.8
Energy	6.1
Consumer Staples	5.9
Information Technology	5.8
Communication Services	4.6
Utilities	4.0
Other Sectors	5.4
Total Net Assets	101.9
Short Investments
Derivative Instruments	(0.0)
Total Net Assets	(0.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

104

JNL/DFA U.S. Core Equity Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/DFA U.S. Core Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.80%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/DFA U.S. Core Equity Fund underperformed the Morningstar® US Market Extended IndexSM by posting a return of 15.09% for Class A shares compared to 17.21% for the Index. The underperformance was primarily driven by an underweight to U.S. large cap growth companies.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to real estate companies
Top Market Detractor(s) to Performance
w	exposure to U.S. large growth companies
w	exposure to media & entertainment
w	exposure to capital goods companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Alphabet Inc.
Microsoft Corporation
Top Detractor(s)
UnitedHealth Group Incorporated
Fiserv, Inc.
Accenture Public Limited Company

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DFA U.S. Core Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/DFA U.S. Core Equity Fund (Class A)	15.09%	12.66%	13.16%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/DFA U.S. Core Equity Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,290,796
Number of Investments:	2,087
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	5,080

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	27.7
Financials	16.3
Industrials	12.0
Consumer Discretionary	10.4
Communication Services	9.4
Health Care	9.2
Consumer Staples	4.9
Energy	4.2
Materials	2.9
Utilities	2.4
Other Sectors	0.6
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

106

JNL/DFA U.S. Small Cap Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/DFA U.S. Small Cap Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.99%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/DFA U.S. Small Cap Fund underperformed the Morningstar® US Small Cap Extended IndexSM by posting a return of 7.01% for Class A shares compared to 11.86% for the Index. The underperformance was primarily driven by negative stock selection in information technology, industrials, and health care.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to real estate companies
w	exposure to energy companies
Top Market Detractor(s) to Performance
w	exposure to technology hardware and equipment companies
w	exposure to industrial companies
w	exposure to health care companies

Performance Attribution
Holdings
Top Contributor(s)
Bloom Energy Corporation
Hecla Mining Company
Fabrinet
Top Detractor(s)
Bellring Brands, LLC
Globant S.A.
Freshpet, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DFA U.S. Small Cap Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/DFA U.S. Small Cap Fund (Class A)	7.01%	8.45%	9.52%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Small Cap Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	11.86%	6.94%	9.67%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/DFA U.S. Small Cap Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	707,906
Number of Investments:	1,968
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	3,483

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	20.6
Financials	20.4
Consumer Discretionary	14.1
Health Care	12.0
Information Technology	11.1
Materials	5.6
Energy	5.1
Consumer Staples	4.3
Utilities	3.0
Communication Services	2.7
Other Sectors	2.4
Total Net Assets	101.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

108

JNL/DoubleLine Core Fixed Income Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/DoubleLine Core Fixed Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.78%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/DoubleLine Core Fixed Income Fund underperformed the Bloomberg U.S. Aggregate Index by posting a return of 7.18% for Class A shares compared to 7.30% for the Index. Fund net underperformance was primarily driven by expenses as the Fund outperformed on a gross of fee basis.

Top Market Contributor(s) to Performance
w	exposure to agency mortgage-backed securities
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	exposure to U.S. Treasury Bonds
Top Market Detractor(s) to Performance
w	exposure to Japanese Government Bonds
w	exposure to emerging market energy corporates

Performance Attribution
Holdings
Top Contributor(s)
Treasury Note, United States Department of
Treasury Bond, United States Department of
Treasury Bond, United States Department of
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DoubleLine Core Fixed Income Fund

JNL/DoubleLine Core Fixed Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/DoubleLine Core Fixed Income Fund (Class A)	7.18%	0.07%	2.05%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,549,644
Number of Investments:	1,588
Portfolio Turnover (%):	41
Total Advisory Fees Paid ($):	9,851

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	71.6
Government Securities	26.8
U.S. Government Agency MBS	23.4
Non-U.S. Government Agency ABS	20.7
Financials	5.4
Utilities	4.2
Industrials	3.9
Information Technology	2.4
Energy	2.2
Consumer Discretionary	1.9
Other Sectors	8.6
Total Net Assets	171.1
Short Investments
Derivative Instruments	(10.7)
Total Net Assets	(10.7)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

110

JNL/DoubleLine Emerging Markets Fixed Income Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/DoubleLine Emerging Markets Fixed Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.08%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/DoubleLine Emerging Markets Fixed Income Fund underperformed the Bloomberg EM USD Aggregate Index by posting a return of 8.52% for Class A shares compared to 11.11% for the Index. The underperformance was driven by the Fund's underweight to high yield emerging market sovereign bonds and selection within the energy sector.

Top Market Contributor(s) to Performance
w	exposure to emerging markets corporate bonds
w	exposure to emerging markets sovereign bonds
w	exposure to Mexican corporate and sovereign bonds
Top Market Detractor(s) to Performance
w	exposure to emerging market energy corporates
w	exposure to Paraguay consumer non-durable corporate bonds
w	exposure to Brazilian retail corporate bonds

Performance Attribution
Holdings
Top Contributor(s)
Ecopetrol S.A.
Departamento Administrativo De La Presidencia De La Republica
Petroleos Mexicanos
Top Detractor(s)
Canacol Energy Ltd.
Empresa Electrica Cochrane SpA
Frigorifico Concepcion S.A.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DoubleLine Emerging Markets Fixed Income Fund

JNL/DoubleLine Emerging Markets Fixed Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (April 25, 2016)
JNL/DoubleLine Emerging Markets Fixed Income Fund (Class A)	8.52%	1.66%	3.25%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	8.17%	-2.15%	0.72%
Bloomberg EM USD Aggregate Index (reflects no deduction for fees, expenses, or taxes)	11.11%	1.49%	3.70%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	346,116
Number of Investments:	144
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	2,020

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	19.9
Energy	15.2
Utilities	15.0
Materials	12.9
Consumer Staples	9.3
Government Securities	9.2
Industrials	8.2
Other Short Term Investments	4.9
Consumer Discretionary	1.6
Real Estate	1.3
Other Sectors	1.4
Total Net Assets	98.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

112

JNL/DoubleLine Shiller Enhanced CAPE Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/DoubleLine Shiller Enhanced CAPE Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	0.98%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/DoubleLine Shiller Enhanced CAPE Fund underperformed the S&P 500 Index by posting a return of 8.98% for Class A shares compared to 17.88% for the Index. The underperformance was primarily driven by sector overweights to the real estate and materials sectors and information technology sector underweight.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to media and entertainment companies
w	exposure to pharmaceuticals biotechnology and life sciences companies
Top Market Detractor(s) to Performance
w	exposure to chemical companies
w	exposure to household & personal products companies
w	exposure to containers & packaging

Performance Attribution
Holdings
Top Contributor(s)
Total Return Swap Agreement
Total Return Swap Agreement
Total Return Swap Agreement
Top Detractor(s)
Total Return Swap Agreement
Total Return Swap Agreement
HGI CRE CLO 2021-FL2, Ltd.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DoubleLine Shiller Enhanced CAPE Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/DoubleLine Shiller Enhanced CAPE Fund (Class A)	8.98%	8.23%	12.17%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/DoubleLine Shiller Enhanced CAPE Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,419,184
Number of Investments:	642
Portfolio Turnover (%):	47
Total Advisory Fees Paid ($):	8,134

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	100.8
Non-U.S. Government Agency ABS	43.4
Government Securities	24.8
Other Short Term Investments	8.9
U.S. Government Agency MBS	5.2
Financials	4.9
Industrials	2.9
Utilities	2.2
Information Technology	1.7
Energy	1.6
Other Sectors	4.6
Total Net Assets	201.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

114

JNL/DoubleLine Total Return Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/DoubleLine Total Return Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.83%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/DoubleLine Total Return Fund outperformed the Bloomberg U.S. Aggregate Index by posting a return of 7.59% for Class A shares compared to 7.30% for the Index. The Fund's outperformance was driven by its overweight to securitized sectors, such as Mortgages and Asset-Backed Securities.

Top Market Contributor(s) to Performance
w	exposure to agency mortgage-backed securities
w	exposure to non-agency mortgage backed securities
w	exposure to commercial mortgage backed securities
Top Market Detractor(s) to Performance
w	exposure to U.S. Treasury Bonds

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Futures Contract
Federal National Mortgage Association, Inc.
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DoubleLine Total Return Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/DoubleLine Total Return Fund (Class A)	7.59%	0.09%	1.65%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/DoubleLine Total Return Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,788,823
Number of Investments:	481
Portfolio Turnover (%):	29
Total Advisory Fees Paid ($):	7,930

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	70.0
U.S. Government Agency MBS	55.4
Non-U.S. Government Agency ABS	40.7
Other Short Term Investments	2.2
Government Securities	1.0
Total Net Assets	169.3
Short Investments
Derivative Instruments	(4.4)
Total Net Assets	(4.4)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

116

JNL/Dreyfus Government Money Market Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Dreyfus Government Money Market Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	0.56%

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,402,918
Number of Investments:	113
Total Advisory Fees Paid ($):	3,958

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Government Securities	54.8
Repurchase Agreements	45.0
Discount Notes	1.1
Total Net Assets	100.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Fidelity Institutional Asset Management Total Bond Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Fidelity Institutional Asset Management Total Bond Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	0.77%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Fidelity Institutional Asset Management Total Bond Fund outperformed the Bloomberg U.S. Aggregate Index by posting a return of 7.49% for Class A shares compared to 7.30% for the Index. The Fund's outperformance was primarily driven by its allocation to the US high yield corporate, bank loan and emerging market debt fixed income sectors.

Top Market Contributor(s) to Performance
w	exposure to U.S. Treasury Bonds
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	exposure to agency mortgage-backed securities

Performance Attribution
Holdings
Top Contributor(s)
Treasury Note, United States Department of
Treasury Note, United States Department of
Treasury Note, United States Department of
Top Detractor(s)
New Fortress Energy Inc
Futures Contract
DB Master Finance LLC

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Fidelity Institutional Asset Management Total Bond Fund

JNL/Fidelity Institutional Asset Management Total Bond Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Fidelity Institutional Asset Management Total Bond Fund (Class A)	7.49%	0.06%	2.09%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,507,516
Number of Investments:	2,815
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	5,339

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Government Securities	39.5
U.S. Government Agency MBS	18.6
Non-U.S. Government Agency ABS	12.3
Financials	11.6
Derivative Instruments	11.1
Other Short Term Investments	3.8
Energy	3.5
Industrials	2.7
Communication Services	2.4
Real Estate	2.0
Other Sectors	8.7
Total Net Assets	116.2
Short Investments
Derivative Instruments	(4.4)
U.S. Government Agency MBS	(0.0)
Total Net Assets	(4.4)

How has the fund changed?

Effective May 1, 2025, the Fund's investment adviser voluntarily waived 0.010% of management fees on the Fund’s net assets up to $500 million, 0.015% on net assets between $500 million and $1 billion, and 0.030% on net assets over $1 billion and the Fund's management fee rate and total expense ratio decreased by 0.02%. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

119

JNL/First Sentier Global Infrastructure Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/First Sentier Global Infrastructure Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.16%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/First Sentier Global Infrastructure Fund underperformed the S&P Global Infrastructure Index (Net) by posting a return of 17.55% for Class A shares compared to 21.54% for the Index. The underperformance was primarily driven by an overweight to telecommunication and railroad companies, underweight to airport and airport services, and stock selection in the energy midstream and electric utilities sectors.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to industrials
w	exposure to utilities companies
Top Market Detractor(s) to Performance
w	exposure to oil & storage & transport
w	exposure to data center REITs

Performance Attribution
Holdings
Top Contributor(s)
CCR S.A.
National Grid PLC
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.
Top Detractor(s)
ONEOK, Inc.
PG&E Corporation
SBA Communications Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/First Sentier Global Infrastructure Fund

JNL/First Sentier Global Infrastructure Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/First Sentier Global Infrastructure Fund (Class A)	17.55%	6.72%	6.96%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
S&P Global Infrastructure Index (Net) (reflects no deduction for fees, expenses, or taxes)	21.54%	10.02%	8.47%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	471,389
Number of Investments:	44
Portfolio Turnover (%):	59
Total Advisory Fees Paid ($):	3,510

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Utilities	45.1
Industrials	35.3
Energy	10.0
Real Estate	5.4
Communication Services	2.9
Other Short Term Investments	0.5
Securities Lending Collateral	0.2
Total Net Assets	99.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

121

JNL/Franklin Templeton Income Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Franklin Templeton Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.93%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Franklin Templeton Income Fund outperformed the 50% Morningstar® Dividend Composite Index SM, 25% Bloomberg US Aggregate Index, 25% ICE BofA US High Yield Index by posting a return of 12.00% for Class A shares compared to 11.70% for the Index. The outperformance was primarily driven by positive stock selection within industrials and information technology as well as positive allocation effects from convertible preferred securities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
Top Market Detractor(s) to Performance
w	exposure to material related stocks due to mixed commodity prices
w	exposure to household & personal products companies
w	exposure to telecommunication services companies

Performance Attribution
Holdings
Top Contributor(s)
Johnson & Johnson
Albemarle Corporation
Cisco Systems, Inc.
Top Detractor(s)
Procter & Gamble Company, The
Ardagh Packaging Finance Public Limited Company
Wells Fargo Bank, National Association

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Franklin Templeton Income Fund

JNL/Franklin Templeton Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Franklin Templeton Income Fund (Class A)	12.00%	7.17%	7.11%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
50% Morningstar® Dividend Composite Index SM, 25% Bloomberg US Aggregate Index, 25% ICE BofA US High Yield Index (reflects no deduction for fees, expenses, or taxes)	11.70%	7.27%	8.58%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,403,449
Number of Investments:	260
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	7,323

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Equity Linked Structured Notes	16.6
Health Care	14.3
Energy	9.7
Industrials	8.8
Financials	8.0
Utilities	7.0
U.S. Government Agency MBS	6.3
Consumer Staples	5.9
Materials	5.7
Consumer Discretionary	5.4
Other Sectors	14.8
Total Net Assets	102.5

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy to permit investments in convertible securities and equity-linked notes ("ELNs"), and also to add a limit on its investments in debt securities that are rated below investment grade (also known as “high yield” or “junk” bonds”). As a result, the common stock equity securities in which the Fund invests include convertible securities and ELNs, and under normal market conditions, the Fund currently expects to invest between 20% to 30% of its total assets in debt securities that are rated below investment grade, but may invest up to 35% of its assets in such securities, including a portion in defaulted securities.

Effective April 28, 2025, the Fund revised its principal risks to list “derivatives risk” as a principal risk associated with investing in the Fund.

Effective September 1, 2025, the Fund's investment adviser voluntarily waived 0.050% of management fees on the Fund’s net assets up to $200 million and 0.025% of management fees on the Fund’s net assets between $200 million and $500 million and the Fund's management fee rate and total expense ratio decreased by 0.01%. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

Effective December 31, 2025, the Fund changed its underlying benchmark from the 50% S&P 500 Value Index, 50% ICE BofA US High Yield Index to the 50% Morningstar® Dividend Composite IndexSM/25% Bloomberg US Aggregate Index/25% ICE BofA US High Yield Index.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

123

JNL/Franklin Templeton Income Fund

124

JNL/Goldman Sachs 4 Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Goldman Sachs 4 Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.70%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Goldman Sachs 4 Fund underperformed the S&P 500 Index by posting a return of 16.69% for Class A shares compared to 17.88% for the Index. The underperformance was primarily driven by a modest underweight to mega-cap information technology stocks.

Top Market Contributor(s) to Performance
w	exposure to U.S. large cap technology companies
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to technology hardware and equipment companies
Top Market Detractor(s) to Performance
w	exposure to software and services companies
w	exposure to materials companies
w	exposure to household & personal products companies

Performance Attribution
Holdings
Top Contributor(s)
Lam Research Corporation
Jabil Inc.
Corning Incorporated
Top Detractor(s)
Conagra Brands, Inc.
HP, Inc.
Gartner, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Goldman Sachs 4 Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Goldman Sachs 4 Fund (Class A)	16.69%	13.95%	11.59%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	13.19%	12.96%	11.73%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Goldman Sachs 4 Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,955,794
Number of Investments:	146
Portfolio Turnover (%):	47
Total Advisory Fees Paid ($):	12,411

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	33.8
Financials	13.5
Communication Services	10.1
Consumer Discretionary	10.0
Health Care	9.8
Industrials	6.5
Consumer Staples	4.0
Utilities	3.1
Real Estate	3.1
Energy	3.0
Other Sectors	3.2
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

126

JNL/GQG Emerging Markets Equity Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/GQG Emerging Markets Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$140	1.33%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/GQG Emerging Markets Equity Fund underperformed the Morningstar® Emerging Markets Target Market Exposure IndexSM (Net) by posting a return of 10.25% for Class A shares compared to 31.62% for the Index. The underperformance was primarily driven by an overweight to consumer staples, an underweight to South Korea, and negative stock selection in the U.S.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to Brazilian equities
w	exposure to Taiwan companies
Top Market Detractor(s) to Performance
w	exposure to Indonesian equities
w	exposure to capital goods companies
w	exposure to U.S. companies

Performance Attribution
Holdings
Top Contributor(s)
Taiwan Semiconductor Manufacturing Company Limited
Banco BTG Pactual S/A
ITAU Unibanco Holding SA
Top Detractor(s)
ITC Limited
Marvell Technology Group Ltd
PT. Bank Central Asia Tbk

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/GQG Emerging Markets Equity Fund

JNL/GQG Emerging Markets Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/GQG Emerging Markets Equity Fund (Class A)	10.25%	2.64%	6.18%
Morningstar® Emerging Markets Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.62%	4.54%	5.97%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	744,024
Number of Investments:	88
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	7,244

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	32.3
Consumer Staples	13.3
Utilities	11.0
Industrials	10.9
Communication Services	8.7
Information Technology	8.2
Energy	7.7
Materials	3.0
Other Short Term Investments	2.5
Health Care	1.5
Other Sectors	3.3
Total Net Assets	102.4
Short Investments
Derivative Instruments	(0.0)
Total Net Assets	(0.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

128

JNL/Invesco Diversified Dividend Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Invesco Diversified Dividend Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.98%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Invesco Diversified Dividend Fund underperformed the Morningstar® US Large-Mid Cap Broad Value IndexSM by posting a return of 15.31% for Class A shares compared to 18.83% for the Index. The underperformance was primarily driven by an underweight to and negative stock selection within communication services and an overweight to consumer staples.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to banks
w	exposure to capital goods companies
Top Market Detractor(s) to Performance
w	exposure to U.S. small cap companies
w	exposure to health care equipment and services companies
w	exposure to household & personal products companies

Performance Attribution
Holdings
Top Contributor(s)
JPMorgan Chase & Co.
Alphabet Inc.
Johnson & Johnson
Top Detractor(s)
UnitedHealth Group Incorporated
Marvell Technology Group Ltd
Microchip Technology Incorporated

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Invesco Diversified Dividend Fund

JNL/Invesco Diversified Dividend Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Invesco Diversified Dividend Fund (Class A)	15.31%	10.39%	8.46%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Morningstar® US Large-Mid Cap Broad Value IndexSM (reflects no deduction for fees, expenses, or taxes)	18.83%	13.38%	11.80%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	818,994
Number of Investments:	77
Portfolio Turnover (%):	59
Total Advisory Fees Paid ($):	4,275

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	19.8
Health Care	14.1
Information Technology	12.3
Industrials	11.5
Consumer Staples	9.5
Consumer Discretionary	8.2
Communication Services	7.2
Energy	5.3
Utilities	5.1
Materials	3.1
Other Sectors	3.8
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

130

JNL/Invesco Global Growth Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Invesco Global Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.96%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Invesco Global Growth Fund underperformed the Morningstar® Global Target Market Exposure IndexSM (Net) by posting a return of 15.37% for Class A shares compared to 22.23% for the Index. The underperformance was primarily driven by negative stock selection in financials, information technology, and Japan.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to media and entertainment companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to real estate companies
w	exposure to Danish companies
w	exposure to Indian equities

Performance Attribution
Holdings
Top Contributor(s)
Alphabet Inc.
Lam Research Corporation
NVIDIA Corporation
Top Detractor(s)
Marvell Technology Group Ltd
DLF Limited
Novo Nordisk A/S

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Invesco Global Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Invesco Global Growth Fund (Class A)	15.37%	7.06%	10.84%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Invesco Global Growth Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,345,352
Number of Investments:	62
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	6,810

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	33.4
Communication Services	21.9
Health Care	12.9
Financials	12.1
Consumer Discretionary	10.6
Industrials	5.0
Real Estate	2.9
Materials	0.9
Other Short Term Investments	0.6
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

132

JNL/Invesco Small Cap Growth Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Invesco Small Cap Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.03%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Invesco Small Cap Growth Fund underperformed the Morningstar® US Small Cap Broad Growth Extended IndexSM by posting a return of 6.17% for Class A shares compared to 13.12% for the Index. The underperformance was primarily driven by negative stock selection within industrials, information technology, and real estate.

Top Market Contributor(s) to Performance
w	exposure to U.S. small cap companies
w	exposure to capital goods companies
w	exposure to technology hardware and equipment companies
Top Market Detractor(s) to Performance
w	exposure to U.S. micro-cap companies
w	exposure to software and services companies
w	exposure to food beverage & tobacco

Performance Attribution
Holdings
Top Contributor(s)
Circle Internet Group, Inc.
Guardant Health, Inc.
Kratos Defense & Security Solutions, Inc.
Top Detractor(s)
Fermi Inc.
Freshpet, Inc.
II-VI Incorporated

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Invesco Small Cap Growth Fund

JNL/Invesco Small Cap Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Invesco Small Cap Growth Fund (Class A)	6.17%	-0.73%	9.05%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Small Cap Broad Growth Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	13.12%	4.22%	9.92%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,588,683
Number of Investments:	102
Portfolio Turnover (%):	86
Total Advisory Fees Paid ($):	10,175

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	27.4
Health Care	24.2
Information Technology	23.2
Financials	9.1
Consumer Discretionary	8.9
Energy	1.9
Utilities	1.7
Materials	1.7
Communication Services	0.8
Other Short Term Investments	0.6
Other Sectors	0.6
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

134

JNL/JPMorgan Global Allocation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan Global Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.04%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan Global Allocation Fund underperformed the 60% Morningstar® Global Target Market Exposure IndexSM (Net), 40% Bloomberg Global Aggregate ex-China Index by posting a return of 14.90% for Class A shares compared to 16.70% for the Index. The underperformance was driven by stock selection in communication services, industrials, and materials.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to banks
Top Market Detractor(s) to Performance
w	exposure to commercial & professional services companies
w	exposure to real estate companies
w	exposure to household & personal products companies

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
NVIDIA Corporation
Taiwan Semiconductor Manufacturing Company Limited
Top Detractor(s)
Futures Contract
Forward Foreign Currency Contracts
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Global Allocation Fund

JNL/JPMorgan Global Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/JPMorgan Global Allocation Fund (Class A)	14.90%	4.35%	5.99%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
60% Morningstar® Global Target Market Exposure IndexSM (Net), 40% Bloomberg Global Aggregate ex-China Index (reflects no deduction for fees, expenses, or taxes)	16.70%	5.61%	7.51%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	882,101
Number of Investments:	1,825
Portfolio Turnover (%):	96
Total Advisory Fees Paid ($):	5,243

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	63.3
Government Securities	15.1
Financials	14.0
Information Technology	12.0
Other Short Term Investments	10.9
Consumer Discretionary	9.0
Industrials	7.1
Communication Services	6.5
Health Care	5.7
Investment Companies	4.0
Other Sectors	14.1
Total Net Assets	161.7
Short Investments
Derivative Instruments	(25.9)
Total Net Assets	(25.9)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

136

JNL/JPMorgan Hedged Equity Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan Hedged Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.96%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan Hedged Equity Fund underperformed the S&P 500 Index by posting a return of 7.04% for Class A shares compared to 17.88% for the Index. The underperformance was driven primarily by the Fund's equity option positions which serve as a broad market hedge.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to equity options contracts
w	exposure to household & personal products companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Microsoft Corporation
Alphabet Inc.
Top Detractor(s)
Option Contract
SPXW US
Option Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Hedged Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/JPMorgan Hedged Equity Fund (Class A)	7.04%	8.58%	8.74%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.53%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses, or taxes)	8.91%	9.33%	6.47%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/JPMorgan Hedged Equity Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	882,611
Number of Investments:	155
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	4,452

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	34.3
Financials	13.6
Consumer Discretionary	11.8
Communication Services	10.6
Health Care	9.5
Industrials	7.8
Consumer Staples	3.6
Energy	2.9
Utilities	2.3
Real Estate	1.7
Other Sectors	3.6
Total Net Assets	101.7
Short Investments
Derivative Instruments	(1.2)
Total Net Assets	(1.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

138

JNL/JPMorgan MidCap Growth Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan MidCap Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	0.89%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan MidCap Growth Fund outperformed the Morningstar® US Mid Cap Broad Growth IndexSM by posting a return of 8.08% for Class A shares compared to 6.78% for the Index. The outperformance was driven by positive stock selection in Industrials and positive allocation effect from real estate and health care.

Top Market Contributor(s) to Performance
w	exposure to growth equities
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to industrials
Top Market Detractor(s) to Performance
w	exposure to U.S. micro-cap companies
w	exposure to U.S. small cap companies
w	exposure to consumer staple and materials companies

Performance Attribution
Holdings
Top Contributor(s)
Palantir Technologies Inc.
Robinhood Markets, Inc.
Insmed Incorporated
Top Detractor(s)
The Trade Desk, Inc.
Gartner, Inc.
HubSpot, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan MidCap Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/JPMorgan MidCap Growth Fund (Class A)	8.08%	4.23%	12.15%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Mid Cap Broad Growth IndexSM (reflects no deduction for fees, expenses, or taxes)	6.78%	6.07%	11.88%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/JPMorgan MidCap Growth Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,402,642
Number of Investments:	110
Portfolio Turnover (%):	69
Total Advisory Fees Paid ($):	16,419

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	20.6
Industrials	19.1
Health Care	19.1
Information Technology	16.0
Financials	9.5
Communication Services	5.2
Energy	3.2
Utilities	2.1
Consumer Staples	1.9
Real Estate	1.7
Other Sectors	1.7
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

140

JNL/JPMorgan Nasdaq Hedged Equity Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan Nasdaq Hedged Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.99%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan Nasdaq Hedged Equity Fund underperformed the Nasdaq-100® Index by posting a return of 8.83% for Class A shares compared to 21.02% for the Index. The underperformance was driven primarily by the Fund's equity option positions which serve as a broad market hedge.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to equity options contracts
w	exposure to commercial & professional services companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Alphabet Inc.
Broadcom Inc.
Top Detractor(s)
Option Contract
Option Contract
Option Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Nasdaq Hedged Equity Fund

JNL/JPMorgan Nasdaq Hedged Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (October 21, 2024)
JNL/JPMorgan Nasdaq Hedged Equity Fund (Class A)	8.83%	10.01%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	15.30%
Nasdaq-100® Index (reflects no deduction for fees, expenses, or taxes)	21.02%	20.75%
CBOE Nasdaq 100® Buywrite Index (reflects no deduction for fees, expenses, or taxes)	8.91%	11.68%

Nasdaq® and the Nasdaq-100 Index® are registered trademarks of Nasdaq, Inc. (“Nasdaq”) and are licensed for use by Jackson National Life Insurance Company. Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.
For additional information regarding the licensing arrangements with Nasdaq and Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	46,897
Number of Investments:	98
Portfolio Turnover (%):	78
Total Advisory Fees Paid ($):	248

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	51.5
Communication Services	15.2
Consumer Discretionary	13.9
Health Care	5.2
Consumer Staples	4.1
Derivative Instruments	3.7
Industrials	3.2
Other Short Term Investments	3.0
Utilities	1.2
Materials	0.9
Other Sectors	1.2
Total Net Assets	103.1
Short Investments
Derivative Instruments	(1.8)
Total Net Assets	(1.8)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

142

JNL/JPMorgan U.S. Government & Quality Bond Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan U.S. Government & Quality Bond Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.69%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan U.S. Government & Quality Bond Fund outperformed the Bloomberg U.S. Government Index by posting a return of 6.61% for Class A shares compared to 6.31% for the Index. The outperformance was driven by an underweight to long duration Treasuries.

Top Market Contributor(s) to Performance
w	exposure to agency mortgage-backed securities
w	exposure to U.S. Treasury Bonds
w	exposure to commercial mortgage backed securities
Top Market Detractor(s) to Performance
w	exposure to US government treasury note futures
w	exposure to investment grade technology services bonds

Performance Attribution
Holdings
Top Contributor(s)
Treasury Note, United States Department of
Treasury Bond, United States Department of
Federal National Mortgage Association, Inc.
Top Detractor(s)
CF Hippolyta Issuer LLC
Treasury Bond, United States Department of
Treasury Bond, United States Department of

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan U.S. Government & Quality Bond Fund

JNL/JPMorgan U.S. Government & Quality Bond Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class A)	6.61%	-0.59%	1.45%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Government Index (reflects no deduction for fees, expenses, or taxes)	6.31%	-0.94%	1.38%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,236,046
Number of Investments:	305
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	3,652

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	45.3
Government Securities	38.8
Non-U.S. Government Agency ABS	8.3
Financials	3.7
Communication Services	1.2
Other Short Term Investments	0.7
Utilities	0.7
Securities Lending Collateral	0.3
Information Technology	0.3
Consumer Staples	0.2
Other Sectors	0.3
Total Net Assets	99.8
Short Investments
Derivative Instruments	(0.6)
Total Net Assets	(0.6)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

144

JNL/JPMorgan U.S. Value Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan U.S. Value Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.89%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan U.S. Value Fund underperformed the Morningstar® US Large-Mid Cap Broad Value IndexSM by posting a return of 13.86% for Class A shares compared to 18.83% for the Index. The underperformance was driven by an underweight communication services and negative stock selection in industrials.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to financial companies
w	exposure to U.S. large cap technology companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to household & personal products companies
w	exposure to material companies

Performance Attribution
Holdings
Top Contributor(s)
Western Digital Corporation
Wells Fargo & Company
Alphabet Inc.
Top Detractor(s)
UnitedHealth Group Incorporated
Fiserv, Inc.
Carrier Global Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan U.S. Value Fund

JNL/JPMorgan U.S. Value Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/JPMorgan U.S. Value Fund (Class A)	13.86%	11.97%	9.01%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.77%
Morningstar® US Large-Mid Cap Broad Value IndexSM (reflects no deduction for fees, expenses, or taxes)	18.83%	13.38%	12.50%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,335,517
Number of Investments:	90
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	7,385

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	25.9
Industrials	15.3
Health Care	13.5
Consumer Discretionary	9.4
Information Technology	9.0
Communication Services	5.7
Energy	5.0
Consumer Staples	5.0
Utilities	4.1
Materials	3.7
Other Sectors	3.3
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

146

JNL/Lazard International Quality Growth Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Lazard International Quality Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.05%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Lazard International Quality Growth Fund underperformed the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) by posting a return of 11.35% for Class A shares compared to 31.87% for the Index. The underperformance was primarily driven by negative stock selection in growth equities, the United Kingdom, and in the industrials, information technology, and financial sectors.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to Hong Kong equities
Top Market Detractor(s) to Performance
w	exposure to mid-cap companies
w	exposure to food beverage & tobacco
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
Taiwan Semiconductor Manufacturing Company Limited
ASML Holding N.V.
Dollarama Inc.
Top Detractor(s)
Accenture Public Limited Company
Diageo PLC
Wolters Kluwer N.V.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Lazard International Quality Growth Fund

JNL/Lazard International Quality Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Lazard International Quality Growth Fund (Class A)	11.35%	2.86%	5.66%
Morningstar® Global ex-US Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.87%	8.05%	8.54%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	393,247
Number of Investments:	48
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	2,765

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	22.4
Industrials	22.0
Financials	17.0
Health Care	15.0
Communication Services	8.3
Consumer Staples	6.9
Consumer Discretionary	6.4
Other Short Term Investments	1.9
Total Net Assets	99.9

How has the fund changed?

Effective April 28, 2025, the Fund revised its principal risks to list “portfolio turnover risk” as a principal risk associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

148

JNL/Loomis Sayles Global Growth Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Loomis Sayles Global Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$110	1.01%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Loomis Sayles Global Growth Fund underperformed the Morningstar® Global Target Market Exposure IndexSM (Net) by posting a return of 17.45% for Class A shares compared to 22.23% for the Index. The underperformance was primarily driven by negative stock selection in information technology and financials.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to consumer services companies
Top Market Detractor(s) to Performance
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to diversified financial services
w	exposure to Danish companies

Performance Attribution
Holdings
Top Contributor(s)
Alphabet Inc.
Shopify Inc.
MercadoLibre, Inc.
Top Detractor(s)
FANUC Corporation
Novo Nordisk A/S
Salesforce, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Loomis Sayles Global Growth Fund

JNL/Loomis Sayles Global Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/Loomis Sayles Global Growth Fund (Class A)	17.45%	8.85%	12.47%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.41%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	953,050
Number of Investments:	46
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	4,844

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	24.7
Communication Services	23.7
Information Technology	18.9
Health Care	13.4
Industrials	8.3
Financials	7.6
Consumer Staples	3.0
Other Short Term Investments	0.3
Total Net Assets	99.9

How has the fund changed?

Effective December 11, 2025, the Fund updated its criteria for determining the classification of securities as U.S. or non-U.S. As part of this change, the Fund’s sub-adviser considers a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers. As a result, the Fund no longer considers a security to be foreign if: (1) it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments; or, (2) if the security's “country of risk” defined by Bloomberg is the United States and the security’s “country of incorporation” defined by Bloomberg is the United States.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

150

JNL/Lord Abbett Short Duration Income Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Lord Abbett Short Duration Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Lord Abbett Short Duration Income Fund underperformed the ICE BofA 1-3 Year US Corporate Index by posting a return of 5.84% for Class A shares compared to 5.89% for the Index. Fund net underperformance was primarily driven by expenses as the Fund outperformed on a gross of fee basis.

Top Market Contributor(s) to Performance
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	moderate exposure to high yield corporate bonds
w	exposure to asset backed securities
Top Market Detractor(s) to Performance
w	exposure to US government treasury note futures

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Centene Corporation
Futures Contract
Top Detractor(s)
HGI CRE CLO 2021-FL2, Ltd.
Futures Contract
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Lord Abbett Short Duration Income Fund

JNL/Lord Abbett Short Duration Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (April 27, 2020)
JNL/Lord Abbett Short Duration Income Fund (Class A)	5.84%	2.25%	2.77%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	0.10%
ICE BofA 1-3 Year US Corporate Index (reflects no deduction for fees, expenses, or taxes)	5.89%	2.49%	2.86%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	711,820
Number of Investments:	752
Portfolio Turnover (%):	96
Total Advisory Fees Paid ($):	2,468

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	48.5
Non-U.S. Government Agency ABS	30.1
Financials	18.3
Energy	11.0
Industrials	6.7
Consumer Discretionary	5.7
Government Securities	4.6
Health Care	4.4
Utilities	4.2
Information Technology	3.3
Other Sectors	10.6
Total Net Assets	147.4
Short Investments
Derivative Instruments	(11.4)
Total Net Assets	(11.4)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

152

JNL/Mellon Communication Services Sector Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon Communication Services Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$75	0.64%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Communication Services Sector Fund underperformed the Morningstar® US Communication Services IndexSM by posting a return of 32.98% for Class A shares compared to 33.93% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to media and entertainment companies
w	exposure to telecommunication services companies
w	exposure to consumer services companies
Top Market Detractor(s) to Performance
w	exposure to software and services companies

Performance Attribution
Holdings
Top Contributor(s)
Alphabet Inc.
Alphabet Inc.
Meta Platforms, Inc.
Top Detractor(s)
Comcast Corporation
Former Charter Communications Parent, Inc.
AppLovin Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Communication Services Sector Fund

JNL/Mellon Communication Services Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Communication Services Sector Fund (Class A)	32.98%	13.91%	13.85%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Communication Services IndexSM (reflects no deduction for fees, expenses, or taxes)	33.93%	14.49%	15.10%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,130,019
Number of Investments:	54
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	1,648

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Communication Services	96.1
Information Technology	2.4
Derivative Instruments	1.3
Other Short Term Investments	0.4
Real Estate	0.2
Securities Lending Collateral	0.1
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

154

JNL/Mellon Consumer Discretionary Sector Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon Consumer Discretionary Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.64%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Consumer Discretionary Sector Fund underperformed the Morningstar® US Consumer Cyclical IndexSM by posting a return of 5.06% for Class A shares compared to 5.70% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to automobiles and components companies
w	exposure to consumer discretionary distribution and retail companies
w	exposure to consumer services companies
Top Market Detractor(s) to Performance
w	exposure to consumer durables and apparel companies
w	exposure to household & personal products companies
w	exposure to German equities

Performance Attribution
Holdings
Top Contributor(s)
Tesla Inc.
TJX Companies, Inc., The
Amazon.com, Inc.
Top Detractor(s)
Chipotle Mexican Grill, Inc.
Home Depot, Inc. , The
Lululemon Athletica Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Consumer Discretionary Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Consumer Discretionary Sector Fund (Class A)	5.06%	7.35%	13.03%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Consumer Cyclical IndexSM (reflects no deduction for fees, expenses, or taxes)	5.70%	8.06%	13.92%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Consumer Discretionary Sector Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,321,807
Number of Investments:	145
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	2,473

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	96.8
Materials	2.0
Industrials	0.5
Consumer Staples	0.4
Derivative Instruments	0.3
Other Short Term Investments	0.2
Securities Lending Collateral	0.1
Total Net Assets	100.3

How has the fund changed?

Effective April 28, 2025, the Fund revised its principal risks to list “foreign securities risk” as a principal risk associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

156

JNL/Mellon Consumer Staples Sector Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon Consumer Staples Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$65	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Consumer Staples Sector Fund underperformed the Morningstar® US Consumer Defensive IndexSM by posting a return of 0.40% for Class A shares compared to 1.11% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to consumer staples distribution and retail companies
w	exposure to food, beverage & tobacco companies
w	exposure to health care equipment and services companies
Top Market Detractor(s) to Performance
w	exposure to household & personal products companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
Walmart Inc.
Philip Morris International Inc.
Coca-Cola Company, The
Top Detractor(s)
Procter & Gamble Company, The
Costco Wholesale Corporation
Constellation Brands, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Consumer Staples Sector Fund

JNL/Mellon Consumer Staples Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon Consumer Staples Sector Fund (Class A)	0.40%	5.45%	7.03%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.16%
Morningstar® US Consumer Defensive IndexSM (reflects no deduction for fees, expenses, or taxes)	1.11%	6.28%	8.37%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	350,400
Number of Investments:	61
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	744

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Consumer Staples	98.5
Derivative Instruments	0.9
Consumer Discretionary	0.7
Other Short Term Investments	0.5
Securities Lending Collateral	0.2
Total Net Assets	100.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

158

JNL/Mellon Dow Index Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon Dow Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Dow Index Fund underperformed the Dow Jones Industrial Average® by posting a return of 14.17% for Class A shares compared to 14.92% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to financial services companies
w	exposure to capital goods companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to consumer discretionary distribution and retail companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
The Goldman Sachs Group, Inc.
Caterpillar Inc.
JPMorgan Chase & Co.
Top Detractor(s)
UnitedHealth Group Incorporated
Salesforce, Inc.
Home Depot, Inc. , The

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Dow Index Fund

JNL/Mellon Dow Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Dow Index Fund (Class A)	14.17%	10.85%	12.41%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.77%
Dow Jones Industrial Average® (reflects no deduction for fees, expenses, or taxes)	14.92%	11.58%	13.11%

The "Dow Jones Industrial Average®" is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company and its Affiliates. Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.
For additional information regarding the licensing arrangements with SPDJI and Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,308,433
Number of Investments:	32
Portfolio Turnover (%):	0
Total Advisory Fees Paid ($):	2,294

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	28.2
Information Technology	20.1
Industrials	14.6
Health Care	12.4
Consumer Discretionary	12.0
Consumer Staples	4.1
Materials	4.1
Communication Services	2.0
Energy	2.0
Derivative Instruments	0.5
Other Sectors	0.5
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

160

JNL/Mellon Energy Sector Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon Energy Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.64%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Energy Sector Fund underperformed the Morningstar® US Energy IndexSM by posting a return of 6.84% for Class A shares compared to 7.61% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to integrated oil companies
w	exposure to oil & gas refining and marketing
w	exposure to oilfield services & equipment companies
Top Market Detractor(s) to Performance
w	exposure to oil & gas exploration & production
w	exposure contract drilling companies
w	exposure to oil & storage & transport

Performance Attribution
Holdings
Top Contributor(s)
Exxon Mobil Corporation
Chevron Corporation
Valero Energy Corporation
Top Detractor(s)
ONEOK, Inc.
EOG Resources, Inc.
Occidental Petroleum Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Energy Sector Fund

JNL/Mellon Energy Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Energy Sector Fund (Class A)	6.84%	22.78%	7.04%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Energy IndexSM (reflects no deduction for fees, expenses, or taxes)	7.61%	23.56%	7.89%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,462,850
Number of Investments:	50
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	2,825

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Energy	99.2
Derivative Instruments	0.5
Utilities	0.4
Other Short Term Investments	0.4
Securities Lending Collateral	0.0
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

162

JNL/Mellon Financial Sector Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon Financial Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.64%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Financial Sector Fund underperformed the Morningstar® US Financial Services IndexSM by posting a return of 16.18% for Class A shares compared to 16.86% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to financial services companies
w	exposure to banks
w	exposure to insurance companies
Top Market Detractor(s) to Performance
w	exposure to software and services companies
w	exposure to commercial & professional services companies
w	exposure to health care equipment and services companies

Performance Attribution
Holdings
Top Contributor(s)
JPMorgan Chase & Co.
The Goldman Sachs Group, Inc.
Berkshire Hathaway Inc.
Top Detractor(s)
PayPal Holdings, Inc.
Marsh & Mclennan Companies, Inc.
Blackstone Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Financial Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Financial Sector Fund (Class A)	16.18%	14.52%	12.35%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Financial Services IndexSM (reflects no deduction for fees, expenses, or taxes)	16.86%	14.74%	13.91%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Financial Sector Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,542,393
Number of Investments:	186
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	2,773

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	98.9
Derivative Instruments	0.6
Other Short Term Investments	0.5
Information Technology	0.4
Industrials	0.2
Securities Lending Collateral	0.1
Health Care	0.0
Total Net Assets	100.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

164

JNL/Mellon Healthcare Sector Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon Healthcare Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$68	0.63%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Healthcare Sector Fund underperformed the Morningstar® US Healthcare IndexSM by posting a return of 14.47% for Class A shares compared to 15.19% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to health care equipment and services companies
Top Market Detractor(s) to Performance
w	exposure to containers & packaging

Performance Attribution
Holdings
Top Contributor(s)
Eli Lilly and Company
Johnson & Johnson
AbbVie Inc.
Top Detractor(s)
UnitedHealth Group Incorporated
Zoetis Inc.
Centene Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Healthcare Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Healthcare Sector Fund (Class A)	14.47%	6.09%	9.03%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Healthcare IndexSM (reflects no deduction for fees, expenses, or taxes)	15.19%	6.76%	9.54%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Healthcare Sector Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,805,816
Number of Investments:	136
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	4,859

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Health Care	99.3
Derivative Instruments	0.7
Other Short Term Investments	0.3
Materials	0.1
Securities Lending Collateral	0.0
Rights	0.0
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

166

JNL/Mellon Industrials Sector Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon Industrials Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Industrials Sector Fund underperformed the Morningstar® US Industrials IndexSM by posting a return of 18.09% for Class A shares compared to 18.73% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to capital goods companies
w	exposure to transportation companies
w	exposure to technology hardware and equipment companies
Top Market Detractor(s) to Performance
w	exposure to commercial & professional services companies
w	exposure to air freight & logistic companies

Performance Attribution
Holdings
Top Contributor(s)
General Electric Company
Caterpillar Inc.
United Technologies Corp.
Top Detractor(s)
United Parcel Service, Inc.
Copart, Inc.
Global Payments Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Industrials Sector Fund

JNL/Mellon Industrials Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon Industrials Sector Fund (Class A)	18.09%	12.62%	11.40%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.16%
Morningstar® US Industrials IndexSM (reflects no deduction for fees, expenses, or taxes)	18.73%	13.35%	12.16%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	385,735
Number of Investments:	198
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	641

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	98.1
Consumer Discretionary	0.6
Derivative Instruments	0.5
Other Short Term Investments	0.4
Financials	0.3
Information Technology	0.3
Materials	0.1
Securities Lending Collateral	0.1
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

168

JNL/Mellon Information Technology Sector Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon Information Technology Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.61%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Information Technology Sector Fund underperformed the Morningstar® US Technology IndexSM by posting a return of 20.73% for Class A shares compared to 21.43% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to software and services companies
w	exposure to technology hardware and equipment companies
Top Market Detractor(s) to Performance
w	exposure to financial companies
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Microsoft Corporation
Broadcom Inc.
Top Detractor(s)
Apple Inc.
Fiserv, Inc.
Salesforce, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Information Technology Sector Fund

JNL/Mellon Information Technology Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Information Technology Sector Fund (Class A)	20.73%	18.54%	22.65%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Technology IndexSM (reflects no deduction for fees, expenses, or taxes)	21.43%	19.33%	23.29%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	7,633,321
Number of Investments:	197
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	11,559

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	96.3
Industrials	2.2
Financials	0.9
Derivative Instruments	0.3
Other Short Term Investments	0.3
Consumer Discretionary	0.2
Securities Lending Collateral	0.2
Communication Services	0.1
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

170

JNL/Mellon Materials Sector Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon Materials Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.67%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Materials Sector Fund underperformed the Morningstar® US Basic Materials IndexSM by posting a return of 14.44% for Class A shares compared to 15.30% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to metals and mining equities
w	exposure to construction materials companies
Top Market Detractor(s) to Performance
w	exposure to chemical companies
w	exposure to capital goods companies

Performance Attribution
Holdings
Top Contributor(s)
Newmont Corporation
CRH Public Limited Company
Freeport-McMoRan Inc.
Top Detractor(s)
Dow Inc.
Air Products and Chemicals, Inc.
LyondellBasell Industries N.V.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Materials Sector Fund

JNL/Mellon Materials Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon Materials Sector Fund (Class A)	14.44%	7.63%	7.59%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.16%
Morningstar® US Basic Materials IndexSM (reflects no deduction for fees, expenses, or taxes)	15.30%	8.49%	8.74%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	162,206
Number of Investments:	46
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	316

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Materials	98.5
Industrials	1.1
Other Short Term Investments	0.5
Derivative Instruments	0.5
Total Net Assets	100.6

How has the fund changed?

Effective April 28, 2025, the Fund revised its principal risks to list “foreign securities risk” as a principal risk associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

172

JNL/Mellon Nasdaq 100 Index Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon Nasdaq 100 Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.63%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Nasdaq 100 Index Fund underperformed the Nasdaq-100® Index by posting a return of 20.28% for Class A shares compared to 21.02% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to software and services companies
w	exposure to media and entertainment companies
Top Market Detractor(s) to Performance
w	exposure to commercial & professional services companies
w	exposure to telecommunication services companies
w	exposure to diversified financial services

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Broadcom Inc.
Palantir Technologies Inc.
Top Detractor(s)
Adobe Inc.
The Trade Desk, Inc.
Marvell Technology Group Ltd

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Nasdaq 100 Index Fund

JNL/Mellon Nasdaq 100 Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Nasdaq 100 Index Fund (Class A)	20.28%	14.58%	19.09%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.77%
Nasdaq-100® Index (reflects no deduction for fees, expenses, or taxes)	21.02%	15.30%	19.70%

Nasdaq® and the Nasdaq-100 Index® are registered trademarks of Nasdaq, Inc. (“Nasdaq”) and are licensed for use by Jackson National Life Insurance Company. Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.
For additional information regarding the licensing arrangements with Nasdaq and Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,714,092
Number of Investments:	104
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	13,905

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	52.6
Communication Services	15.9
Consumer Discretionary	13.3
Health Care	5.4
Consumer Staples	4.6
Industrials	4.2
Utilities	1.4
Materials	1.1
Derivative Instruments	0.5
Energy	0.5
Other Sectors	1.3
Total Net Assets	100.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

174

JNL/Mellon Real Estate Sector Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon Real Estate Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$67	0.66%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Real Estate Sector Fund underperformed the Morningstar® US Real Estate IndexSM by posting a return of 3.37% for Class A shares compared to 4.14% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to health care REITs
w	exposure to industrial REITs
w	exposure to retail REITs
Top Market Detractor(s) to Performance
w	exposure to data center REITs
w	exposure to self-storage REITs
w	exposure to office REITs

Performance Attribution
Holdings
Top Contributor(s)
Welltower Inc.
ProLogis Inc.
CBRE Group, Inc.
Top Detractor(s)
Equinix, Inc.
Alexandria Real Estate Equities, Inc.
Iron Mountain Incorporated

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Real Estate Sector Fund

JNL/Mellon Real Estate Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon Real Estate Sector Fund (Class A)	3.37%	4.18%	4.52%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.16%
Morningstar® US Real Estate IndexSM (reflects no deduction for fees, expenses, or taxes)	4.14%	4.70%	5.07%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	193,310
Number of Investments:	79
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	393

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Real Estate	96.2
Financials	2.8
Derivative Instruments	1.1
Securities Lending Collateral	1.0
Other Short Term Investments	0.7
Total Net Assets	101.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

176

JNL/Mellon S&P 500 Index Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon S&P 500 Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56	0.52%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon S&P 500 Index Fund underperformed the S&P 500® Index by posting a return of 17.28% for Class A shares compared to 17.88% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to media and entertainment companies
Top Market Detractor(s) to Performance
w	exposure to household & personal products companies
w	exposure to containers & packaging
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Alphabet Inc.
Microsoft Corporation
Top Detractor(s)
UnitedHealth Group Incorporated
Fiserv, Inc.
Salesforce, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon S&P 500 Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon S&P 500 Index Fund (Class A)	17.28%	13.86%	14.24%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

The “S&P 500®” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company and its Affiliates.
For additional information regarding the licensing arrangements with SPDJI, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon S&P 500 Index Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	17,097,359
Number of Investments:	508
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	15,878

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	34.3
Financials	13.3
Communication Services	10.5
Consumer Discretionary	10.4
Health Care	9.6
Industrials	8.1
Securities Lending Collateral	4.9
Consumer Staples	4.7
Energy	2.8
Utilities	2.3
Other Sectors	4.5
Total Net Assets	105.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

178

JNL/Mellon U.S. Stock Market Index Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon U.S. Stock Market Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.61%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon U.S. Stock Market Index Fund underperformed the Morningstar® US Market IndexSM by posting a return of 16.64% for Class A shares compared to 17.35% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to media and entertainment companies
Top Market Detractor(s) to Performance
w	exposure to household & personal products companies
w	exposure to investment grade apparel/footwear bonds
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Alphabet Inc.
Microsoft Corporation
Top Detractor(s)
UnitedHealth Group Incorporated
Fiserv, Inc.
Salesforce, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon U.S. Stock Market Index Fund

JNL/Mellon U.S. Stock Market Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon U.S. Stock Market Index Fund (Class A)	16.64%	12.68%	13.59%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.16%
Morningstar® US Market IndexSM (reflects no deduction for fees, expenses, or taxes)	17.35%	13.29%	14.29%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,902,933
Number of Investments:	1,173
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	7,594

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.6
Financials	13.5
Consumer Discretionary	10.5
Communication Services	10.2
Health Care	9.7
Industrials	9.2
Consumer Staples	4.5
Energy	2.8
Utilities	2.2
Real Estate	2.1
Other Sectors	3.1
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

180

JNL/Mellon Utilities Sector Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon Utilities Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Utilities Sector Fund underperformed the Morningstar® US Utilities IndexSM by posting a return of 18.65% for Class A shares compared to 19.43% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to electric utilities
w	exposure to capital goods companies
w	exposure to multi-utilities

Performance Attribution
Holdings
Top Contributor(s)
GE Vernova Inc.
Constellation Energy Group, Inc.
NextEra Energy, Inc.
Top Detractor(s)
PG&E Corporation
Edison International
ALTC Acquisition Corp.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Utilities Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Utilities Sector Fund (Class A)	18.65%	10.13%	10.42%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Utilities IndexSM (reflects no deduction for fees, expenses, or taxes)	19.43%	10.90%	11.11%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Utilities Sector Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	751,429
Number of Investments:	52
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,258

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Utilities	99.6
Securities Lending Collateral	0.9
Derivative Instruments	0.4
Other Short Term Investments	0.2
Total Net Assets	101.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

182

JNL/Mellon World Index Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Mellon World Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon World Index Fund underperformed the Morningstar® Developed Markets Target Market Exposure IndexSM (Net) by posting a return of 20.79% for Class A shares compared to 21.13% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to household & personal products companies
w	exposure to commercial & professional services companies
w	exposure to German equities

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Alphabet Inc.
Microsoft Corporation
Top Detractor(s)
UnitedHealth Group Incorporated
Novo Nordisk A/S
Fiserv, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon World Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon World Index Fund (Class A)	20.79%	11.80%	11.75%
Morningstar® Developed Markets Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	21.13%	12.12%	12.11%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon World Index Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	898,162
Number of Investments:	1,226
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	1,362

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	27.0
Financials	17.1
Industrials	10.8
Consumer Discretionary	9.9
Health Care	9.6
Communication Services	8.8
Consumer Staples	5.2
Energy	3.3
Materials	3.2
Utilities	2.5
Other Sectors	3.1
Total Net Assets	100.5
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

How has the fund changed?

Effective close of business on April 25, 2025, the JNL/Harris Oakmark Global Equity Fund was merged into the Fund and shareholders of the JNL/Harris Oakmark Global Equity Fund became shareholders of the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

184

JNL/MFS Mid Cap Value Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/MFS Mid Cap Value Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.95%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/MFS Mid Cap Value Fund underperformed the Morningstar® US Mid Cap Broad Value IndexSM by posting a return of 6.01% for Class A shares compared to 13.39% for the Index. The underperformance was primarily driven by negative stock selection in information technology, consumer discretionary, and materials.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to real estate companies
w	exposure to energy companies
Top Market Detractor(s) to Performance
w	exposure to consumer discretionary distribution and retail companies
w	exposure to material companies
w	exposure to semiconductors and semiconductor equipment companies

Performance Attribution
Holdings
Top Contributor(s)
Corning Incorporated
Flex Ltd.
Howmet Aerospace Inc.
Top Detractor(s)
Graphic Packaging Holding Company
Global Payments Inc.
Newell Brands Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/MFS Mid Cap Value Fund

JNL/MFS Mid Cap Value Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/MFS Mid Cap Value Fund (Class A)	6.01%	10.00%	9.52%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Mid Cap Broad Value IndexSM (reflects no deduction for fees, expenses, or taxes)	13.39%	11.45%	10.79%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,907,435
Number of Investments:	151
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	10,529

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	19.3
Financials	18.7
Consumer Discretionary	9.0
Health Care	8.8
Information Technology	8.5
Utilities	7.7
Real Estate	7.3
Energy	7.0
Consumer Staples	5.8
Materials	5.5
Other Sectors	2.5
Total Net Assets	100.1

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy to permit investments in depositary receipts. As a result, the Fund revised its principal risks to list “depositary receipts risk” as a principal risk associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

186

JNL/Morningstar PitchBook Listed Private Equity Index Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Morningstar PitchBook Listed Private Equity Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$73	0.72%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Morningstar PitchBook Listed Private Equity Index Fund underperformed the Morningstar® Developed Markets PitchBook Listed Private Equity IndexSM (Net) by posting a return of 3.10% for Class A shares compared to 3.51% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to non-U.S. financial services companies
w	exposure to capital goods companies
Top Market Detractor(s) to Performance
w	exposure to U.S. financial services companies

Performance Attribution
Holdings
Top Contributor(s)
EQT AB
SBI Holdings, Inc.
Georgia Capital Plc
Top Detractor(s)
Compass Diversified Holdings
Altimar Acquisition Corp.
CVC Capital Partners PLC

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Morningstar PitchBook Listed Private Equity Index Fund

JNL/Morningstar PitchBook Listed Private Equity Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 26, 2021)
JNL/Morningstar PitchBook Listed Private Equity Index Fund (Class A)	3.10%	7.38%
Morningstar® Developed Markets Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	21.13%	10.67%
Morningstar® Developed Markets PitchBook Listed Private Equity IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	3.51%	8.35%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	18,239
Number of Investments:	78
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	35

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	88.3
Investment Companies	4.9
Industrials	4.6
Securities Lending Collateral	2.3
Health Care	1.2
Communication Services	0.6
Other Short Term Investments	0.5
Information Technology	0.2
Total Net Assets	102.6
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

188

JNL/Morningstar SMID Moat Focus Index Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Morningstar SMID Moat Focus Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.76%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Morningstar SMID Moat Focus Index Fund underperformed the Morningstar® US Small-Mid Cap Moat Focus IndexSM by posting a return of 6.23% for Class A shares compared to 7.06% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to capital goods companies
w	exposure to consumer services companies
w	exposure to consumer durables and apparel companies
Top Market Detractor(s) to Performance
w	exposure to food beverage & tobacco
w	exposure to media & entertainment
w	exposure to consumer discretionary distribution and retail companies

Performance Attribution
Holdings
Top Contributor(s)
Ionis Pharmaceuticals, Inc.
Monolithic Power Systems, Inc.
Expedia Group, Inc.
Top Detractor(s)
CarMax, Inc.
Former Charter Communications Parent, Inc.
Gentex Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Morningstar SMID Moat Focus Index Fund

JNL/Morningstar SMID Moat Focus Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 29, 2024)
JNL/Morningstar SMID Moat Focus Index Fund (Class A)	6.23%	8.30%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	20.18%
Morningstar® US Small-Mid Cap Moat Focus IndexSM (reflects no deduction for fees, expenses, or taxes)	7.06%	9.50%
Morningstar® US Small-Mid Cap Index (reflects no deduction for fees, expenses, or taxes)	10.70%	12.78%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	76,594
Number of Investments:	109
Portfolio Turnover (%):	108
Total Advisory Fees Paid ($):	210

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	20.2
Health Care	14.8
Information Technology	14.6
Consumer Discretionary	13.8
Materials	10.5
Financials	6.7
Consumer Staples	5.7
Utilities	4.1
Energy	4.0
Real Estate	2.7
Other Sectors	3.3
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

190

JNL/Morningstar U.S. Sustainability Index Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Morningstar U.S. Sustainability Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.71%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Morningstar U.S. Sustainability Index Fund underperformed the Morningstar® US Sustainability IndexSM by posting a return of 13.40% for Class A shares compared to 14.22% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to software and services companies
Top Market Detractor(s) to Performance
w	exposure to consumer durables and apparel companies
w	exposure to food beverage & tobacco
w	exposure to chemical companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Microsoft Corporation
Advanced Micro Devices, Inc.
Top Detractor(s)
Salesforce, Inc.
Accenture Public Limited Company
Adobe Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Morningstar U.S. Sustainability Index Fund

JNL/Morningstar U.S. Sustainability Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (April 24, 2017)
JNL/Morningstar U.S. Sustainability Index Fund (Class A)	13.40%	12.44%	13.74%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.96%
Morningstar® US Sustainability IndexSM (reflects no deduction for fees, expenses, or taxes)	14.22%	12.94%	14.12%
Morningstar® US Large-Mid Cap IndexSM (reflects no deduction for fees, expenses, or taxes)	17.71%	13.71%	14.86%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	424,662
Number of Investments:	296
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,101

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.2
Financials	16.4
Consumer Discretionary	12.5
Health Care	12.2
Industrials	7.6
Communication Services	5.7
Consumer Staples	3.9
Real Estate	3.7
Materials	2.4
Energy	2.0
Other Sectors	1.6
Total Net Assets	100.2

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy to permit the Fund to retain its non-diversified status, as defined in the Investment Company Act of 1940, as amended, even if it becomes diversified for a period of time while tracking its index, the Morningstar® US Sustainability IndexSM (the "Index"). As a result, from time to time, the Index may become diversified, and during those times, the Fund will continue to track the performance of the Index, but the Fund will retain its non-diversified status even if its holdings become diversified.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

192

JNL/Morningstar Wide Moat Index Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Morningstar Wide Moat Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.76%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Morningstar Wide Moat Index Fund underperformed the Morningstar® Wide Moat Focus IndexSM by posting a return of 12.95% for Class A shares compared to 13.80% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to capital goods companies
Top Market Detractor(s) to Performance
w	exposure to food beverage & tobacco
w	exposure to transportation companies
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
Huntington Ingalls Industries, Inc.
Applied Materials, Inc.
Monolithic Power Systems, Inc.
Top Detractor(s)
Brown-Forman Corporation
Bio-Rad Laboratories, Inc.
Constellation Brands, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Morningstar Wide Moat Index Fund

JNL/Morningstar Wide Moat Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/Morningstar Wide Moat Index Fund (Class A)	12.95%	11.88%	13.21%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.53%
Morningstar® Wide Moat Focus IndexSM (reflects no deduction for fees, expenses, or taxes)	13.80%	12.71%	14.06%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	818,779
Number of Investments:	56
Portfolio Turnover (%):	73
Total Advisory Fees Paid ($):	1,938

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	24.4
Industrials	23.5
Health Care	18.4
Consumer Staples	16.6
Consumer Discretionary	7.6
Financials	6.3
Communication Services	2.5
Derivative Instruments	0.7
Other Short Term Investments	0.5
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

194

JNL/Neuberger Berman Commodity Strategy Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Neuberger Berman Commodity Strategy Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.90%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Neuberger Berman Commodity Strategy Fund outperformed the Bloomberg Commodity Index by posting a return of 17.58% for Class A shares compared to 15.77% for the Index. The Fund's outperformance was primarily driven by an underweight to the agriculture commodities complex, which underperformed, coupled with an overweight to the livestock complex, which outperformed

Top Market Contributor(s) to Performance
w	exposure to gold
w	exposure to silver commodity futures
w	exposure to copper
Top Market Detractor(s) to Performance
w	exposure to energy commodity futures
w	exposure to brent crude oil futures
w	exposure to WTI crude oil futures

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Futures Contract
Futures Contract
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Neuberger Berman Commodity Strategy Fund

JNL/Neuberger Berman Commodity Strategy Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Neuberger Berman Commodity Strategy Fund (Class A)	17.58%	13.19%	7.89%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)	15.77%	10.64%	5.73%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	45,186
Number of Investments:	157
Portfolio Turnover (%):	73
Total Advisory Fees Paid ($):	186

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	111.8
Financials	33.6
Other Short Term Investments	19.1
Non-U.S. Government Agency ABS	15.4
Health Care	6.9
Communication Services	3.8
Energy	3.7
Industrials	3.0
Information Technology	2.8
Utilities	2.8
Other Sectors	1.0
Total Net Assets	203.9
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

How has the fund changed?

Effective April 28, 2025, the Fund revised its principal risks to list “portfolio turnover risk” as a principal risk associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

196

JNL/Neuberger Berman Gold Plus Strategy Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Neuberger Berman Gold Plus Strategy Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$152	1.16%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Neuberger Berman Gold Plus Strategy Fund outperformed the Bloomberg Gold Subindex by posting a return of 62.62% for Class A shares compared to 62.46% for the Index. The Fund's outperformance was primarily driven by a modest allocation to silver, platinum and palladium commodities futures contracts.

Top Market Contributor(s) to Performance
w	exposure to gold
w	exposure to silver commodity futures
w	exposure to platinum commodity futures
Top Market Detractor(s) to Performance
w	exposure to Bitcoin

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Futures Contract
Futures Contract
Top Detractor(s)
Futures Contract
Bank of America Corporation
Oracle Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Neuberger Berman Gold Plus Strategy Fund

JNL/Neuberger Berman Gold Plus Strategy Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 25, 2022)
JNL/Neuberger Berman Gold Plus Strategy Fund (Class A)	62.62%	22.79%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	13.59%
Bloomberg Gold Subindex (reflects no deduction for fees, expenses, or taxes)	62.46%	23.57%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	117,655
Number of Investments:	74
Portfolio Turnover (%):	66
Total Advisory Fees Paid ($):	579

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	90.0
Other Short Term Investments	45.8
Financials	27.1
Health Care	5.3
Communication Services	3.7
Investment Companies	3.0
Energy	2.6
Industrials	2.1
Utilities	2.1
Information Technology	2.0
Other Sectors	1.1
Total Net Assets	184.8

How has the fund changed?

Effective April 28, 2025, the Fund revised its principal risks to list “portfolio turnover risk” and “foreign securities risk” as principal risks associated with investing in the Fund.

Effective September 1, 2025, the Fund's investment adviser voluntarily waived 0.100% of management fees on the Fund’s net assets up to $500 million and 0.050% on net assets over $500 million and the Fund's management fee rate and total expense ratio decreased by 0.10%. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

198

JNL/Neuberger Berman Strategic Income Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Neuberger Berman Strategic Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$98	0.94%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Neuberger Berman Strategic Income Fund outperformed the Bloomberg U.S. Aggregate Index by posting a return of 9.30% for Class A shares compared to 7.30% for the Index. The Fund's outperformance was driven by its overweight to high yield corporate bonds and emerging market debt.

Top Market Contributor(s) to Performance
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	exposure to non-us sovereign and corporate high yield bonds
w	exposure to agency mortgage-backed securities
Top Market Detractor(s) to Performance
w	exposure to interest rate swaps
w	exposure to forward currency contracts

Performance Attribution
Holdings
Top Contributor(s)
Forward Foreign Currency Contracts
Futures Contract
Futures Contract
Top Detractor(s)
Forward Foreign Currency Contracts
Futures Contract
Warnermedia Holdings, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Neuberger Berman Strategic Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Neuberger Berman Strategic Income Fund (Class A)	9.30%	3.00%	4.09%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Neuberger Berman Strategic Income Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,075,670
Number of Investments:	1,647
Portfolio Turnover (%):	89
Total Advisory Fees Paid ($):	4,482

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	34.0
Derivative Instruments	29.6
Non-U.S. Government Agency ABS	22.2
Financials	13.7
Government Securities	7.9
Energy	4.6
Utilities	3.9
Communication Services	3.8
Consumer Discretionary	3.7
Industrials	2.8
Other Sectors	11.8
Total Net Assets	138.0
Short Investments
Derivative Instruments	(6.9)
Total Net Assets	(6.9)

How has the fund changed?

Effective close of business on April 25, 2025, the JNL/Western Asset Global Multi-Sector Bond Fund was merged into the Fund and shareholders of the JNL/Western Asset Global Multi-Sector Bond Fund became shareholders of the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

200

JNL/Newton Equity Income Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Newton Equity Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$94	0.86%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Newton Equity Income Fund outperformed the Morningstar® US Large-Mid Cap Broad Value IndexSM by posting a return of 18.97% for Class A shares compared to 18.83% for the Index. The outperformance was primarily driven by positive stock selection in materials, industrials, and information technology.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to materials companies
w	exposure to technology hardware and equipment companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to media & entertainment
w	exposure to real estate companies

Performance Attribution
Holdings
Top Contributor(s)
JPMorgan Chase & Co.
Johnson & Johnson
Newmont Corporation
Top Detractor(s)
UnitedHealth Group Incorporated
International Paper Company
The PNC Financial Services Group, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Newton Equity Income Fund

JNL/Newton Equity Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Newton Equity Income Fund (Class A)	18.97%	16.19%	13.21%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.77%
Morningstar® US Large-Mid Cap Broad Value IndexSM (reflects no deduction for fees, expenses, or taxes)	18.83%	13.38%	12.50%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,826,039
Number of Investments:	74
Portfolio Turnover (%):	77
Total Advisory Fees Paid ($):	13,291

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	29.5
Health Care	16.2
Industrials	13.8
Information Technology	10.3
Energy	9.0
Materials	5.8
Communication Services	4.5
Consumer Discretionary	4.3
Other Short Term Investments	3.1
Utilities	1.5
Other Sectors	2.2
Total Net Assets	100.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

202

JNL/PIMCO Income Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/PIMCO Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.99%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/PIMCO Income Fund outperformed the Bloomberg U.S. Aggregate Index by posting a return of 11.07% for Class A shares compared to 7.30% for the Index. The Fund's outperformance was primarily driven to intermediate maturity interest rates and emerging market debt.

Top Market Contributor(s) to Performance
w	exposure to agency mortgage-backed securities
w	exposure to emerging markets sovereign bonds
w	exposure to asset backed securities
Top Market Detractor(s) to Performance
w	exposure to interest rate swaps

Performance Attribution
Holdings
Top Contributor(s)
Forward Foreign Currency Contracts
Futures Contract
Futures Contract
Top Detractor(s)
Forward Foreign Currency Contracts
Futures Contract
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PIMCO Income Fund

JNL/PIMCO Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/PIMCO Income Fund (Class A)	11.07%	3.40%	3.66%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.72%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,887,326
Number of Investments:	1,142
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	7,695

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	125.3
U.S. Government Agency MBS	62.0
Non-U.S. Government Agency ABS	28.1
Other Short Term Investments	25.6
Government Securities	22.0
Financials	3.5
Communication Services	2.8
Health Care	1.7
Energy	1.6
Industrials	1.2
Other Sectors	2.7
Total Net Assets	276.5
Short Investments
Derivative Instruments	(91.7)
Total Net Assets	(91.7)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

204

JNL/PIMCO Investment Grade Credit Bond Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/PIMCO Investment Grade Credit Bond Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.85%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/PIMCO Investment Grade Credit Bond Fund outperformed the Bloomberg U.S. Credit Index by posting a return of 8.37% for Class A shares compared to 7.83% for the Index. The Fund's outperformance was primarily driven by a preference for US interest rates with intermediate maturities.

Top Market Contributor(s) to Performance
w	exposure to capital goods companies
w	exposure to financial companies
w	exposure to emerging markets sovereign bonds
Top Market Detractor(s) to Performance
w	exposure to government bond futures contracts
w	exposure to interest rate swaps

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Treasury Note, United States Department of
Futures Contract
Top Detractor(s)
Forward Foreign Currency Contracts
Futures Contract
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PIMCO Investment Grade Credit Bond Fund

JNL/PIMCO Investment Grade Credit Bond Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/PIMCO Investment Grade Credit Bond Fund (Class A)	8.37%	-0.31%	3.28%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses, or taxes)	7.83%	-0.05%	3.15%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	789,939
Number of Investments:	968
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	2,936

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	103.8
Financials	30.9
Government Securities	10.1
Energy	9.3
Utilities	9.2
Real Estate	7.8
Health Care	7.2
U.S. Government Agency MBS	7.1
Non-U.S. Government Agency ABS	5.4
Industrials	3.9
Other Sectors	13.3
Total Net Assets	208.0
Short Investments
Derivative Instruments	(33.4)
Total Net Assets	(33.4)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

206

JNL/PIMCO Real Return Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/PIMCO Real Return Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$175	1.68%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/PIMCO Real Return Fund outperformed the Bloomberg U.S. Treasury: U.S. TIPS Index by posting a return of 7.82% for Class A shares compared to 7.01% for the Index. The Fund's outperformance was primarily driven by an overweight to intermediate maturity US TIPS, coupled with exposure to securitized credit.

Top Market Contributor(s) to Performance
w	exposure to Treasury Inflation-Protected Securities (TIPS)
w	exposure to interest rate swaps
w	exposure to asset backed securities
Top Market Detractor(s) to Performance
w	exposure to government bond futures contracts

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
U.S. Treasury Inflation Indexed Securities
Segretariato Generale Della Presidenza Della Repubblica
Top Detractor(s)
Futures Contract
Forward Foreign Currency Contracts
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PIMCO Real Return Fund

JNL/PIMCO Real Return Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/PIMCO Real Return Fund (Class A)	7.82%	1.24%	3.14%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury: U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)	7.01%	1.13%	3.09%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,111,483
Number of Investments:	574
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	4,322

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Government Securities	109.9
Derivative Instruments	71.0
U.S. Government Agency MBS	18.1
Non-U.S. Government Agency ABS	9.4
Other Short Term Investments	2.6
Communication Services	0.6
Financials	0.2
Consumer Discretionary	0.0
Information Technology	0.0
Total Net Assets	211.8
Short Investments
Derivative Instruments	(67.9)
Government Securities	(2.8)
Total Net Assets	(70.7)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

208

JNL/PPM America High Yield Bond Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/PPM America High Yield Bond Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/PPM America High Yield Bond Fund underperformed the Bloomberg U.S. High Yield 2% Issuer Cap Index by posting a return of 8.43% for Class A shares compared to 8.62% for the Index. Fund net underperformance was primarily driven by expenses as the Fund outperformed on a gross of fee basis.

Top Market Contributor(s) to Performance
w	exposure to capital goods companies
w	exposure to basic industry companies
w	exposure to emerging markets sovereign bonds
Top Market Detractor(s) to Performance
w	exposure to auto part broadly syndicated loans
w	exposure to below investment grade wireless communication bonds

Performance Attribution
Holdings
Top Contributor(s)
Carnival Corporation
Gray Television, Inc.
Marb Bondco PLC
Top Detractor(s)
PM General Purchaser LLC
First Brands Group, LLC
Liberty Media Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PPM America High Yield Bond Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/PPM America High Yield Bond Fund (Class A)	8.43%	4.27%	5.89%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses, or taxes)	8.62%	4.50%	6.52%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/PPM America High Yield Bond Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,322,058
Number of Investments:	331
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	4,726

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	15.2
Consumer Discretionary	14.7
Industrials	12.1
Energy	11.7
Communication Services	11.4
Information Technology	9.3
Health Care	6.1
Securities Lending Collateral	5.8
Consumer Staples	4.8
Other Short Term Investments	4.4
Other Sectors	8.6
Total Net Assets	104.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

210

JNL/PPM America Investment Grade Credit Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/PPM America Investment Grade Credit Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.83%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/PPM America Investment Grade Credit Fund underperformed the Bloomberg U.S. Credit Index by posting a return of 7.20% for Class A shares compared to 7.83% for the Index. Fund net underperformance was primarily driven by expenses as the Fund outperformed on a gross of fee basis.

Top Market Contributor(s) to Performance
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	exposure to non-us sovereign and corporate high yield bonds
w	exposure to U.S. Treasury Bonds
Top Market Detractor(s) to Performance
w	exposure to US government treasury note futures
w	exposure to Industrial investment grade corporate bonds

Performance Attribution
Holdings
Top Contributor(s)
Treasury Bond, United States Department of
Bank of America Corporation
International Bank for Reconstruction and Developm
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PPM America Investment Grade Credit Fund

JNL/PPM America Investment Grade Credit Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 29, 2024)
JNL/PPM America Investment Grade Credit Fund (Class A)	7.20%	6.76%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	7.12%
Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses, or taxes)	7.83%	7.72%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	186,478
Number of Investments:	401
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	965

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	34.5
Health Care	10.3
Utilities	8.1
Industrials	6.5
Communication Services	6.3
Consumer Staples	6.1
Information Technology	5.7
Energy	5.4
Non-U.S. Government Agency ABS	5.1
Government Securities	4.3
Other Sectors	12.0
Total Net Assets	104.3
Short Investments
Derivative Instruments	(2.0)
Total Net Assets	(2.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

212

JNL/PPM America Total Return Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/PPM America Total Return Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.79%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/PPM America Total Return Fund underperformed the Bloomberg U.S. Aggregate Index by posting a return of 6.75% for Class A shares compared to 7.30% for the Index. The underperformance was driven by allocation to US Treasury bonds/futures and bank loans.

Top Market Contributor(s) to Performance
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to agency mortgage-backed securities
Top Market Detractor(s) to Performance
w	exposure to US government treasury note futures
w	exposure to bank loans
w	exposure to securitized credit

Performance Attribution
Holdings
Top Contributor(s)
Treasury Note, United States Department of
Futures Contract
Federal Home Loan Mortgage Corporation
Top Detractor(s)
First Brands Group, LLC
Futures Contract
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PPM America Total Return Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/PPM America Total Return Fund (Class A)	6.75%	-0.26%	2.65%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/PPM America Total Return Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,363,991
Number of Investments:	453
Portfolio Turnover (%):	106
Total Advisory Fees Paid ($):	5,513

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Government Securities	40.7
U.S. Government Agency MBS	18.6
Financials	12.3
Derivative Instruments	12.0
Non-U.S. Government Agency ABS	11.3
Consumer Discretionary	2.7
Utilities	1.9
Communication Services	1.9
Industrials	1.9
Materials	1.7
Other Sectors	6.4
Total Net Assets	111.4
Short Investments
Derivative Instruments	(4.3)
Total Net Assets	(4.3)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

214

JNL/RAFI Fundamental U.S. Small Cap Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/RAFI Fundamental U.S. Small Cap Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$69	0.67%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/RAFI Fundamental U.S. Small Cap Fund underperformed the RAFI® Fundamental US Small Company Index by posting a return of 6.80% for Class A shares compared to 7.51% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to technology hardware and equipment companies
w	exposure to capital goods companies
Top Market Detractor(s) to Performance
w	exposure to commercial & professional services companies
w	exposure to food beverage & tobacco
w	exposure to transportation companies

Performance Attribution
Holdings
Top Contributor(s)
Ciena Corporation
Lumentum Holdings Inc.
Robinhood Markets, Inc.
Top Detractor(s)
Newell Brands Inc.
Deckers Outdoor Corporation
Zebra Technologies Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/RAFI Fundamental U.S. Small Cap Fund

JNL/RAFI Fundamental U.S. Small Cap Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/RAFI Fundamental U.S. Small Cap Fund (Class A)	6.80%	9.19%	6.85%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
RAFI® Fundamental US Small Company Index (reflects no deduction for fees, expenses, or taxes)	7.51%	9.93%	10.38%
Morningstar® US Small Cap Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	11.86%	6.94%	9.67%

RAFI®, Fundamental Index®, and RAFI® Fundamental US Small Company Index are registered trademarks of Research Affiliates, LLC (“RAFI”) and have been licensed for use by Jackson National Asset Management, LLC ("JNAM"). Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by JNAM.
For additional information regarding these licensing arrangements with RAFI and Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	376,638
Number of Investments:	951
Portfolio Turnover (%):	26
Total Advisory Fees Paid ($):	691

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	20.0
Financials	16.1
Consumer Discretionary	14.6
Information Technology	11.7
Health Care	9.4
Real Estate	8.8
Energy	5.2
Materials	4.8
Consumer Staples	3.3
Communication Services	3.3
Other Sectors	4.5
Total Net Assets	101.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

216

JNL/RAFI Multi-Factor U.S. Equity Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/RAFI Multi-Factor U.S. Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	0.67%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/RAFI Multi-Factor U.S. Equity Fund underperformed the RAFI® Multi-Factor US Index by posting a return of 16.21% for Class A shares compared to 16.95% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to capital goods companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to household & personal products companies
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
Broadcom Inc.
Citigroup Inc.
Johnson & Johnson
Top Detractor(s)
Former Charter Communications Parent, Inc.
Target Corporation
Procter & Gamble Company, The

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/RAFI Multi-Factor U.S. Equity Fund

JNL/RAFI Multi-Factor U.S. Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/RAFI Multi-Factor U.S. Equity Fund (Class A)	16.21%	12.43%	10.83%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
RAFI® Multi-Factor US Index (reflects no deduction for fees, expenses, or taxes)	16.95%	13.16%	12.61%

RAFI®, Fundamental Index®, and RAFI Multi-Factor® US Index are registered trademarks of Research Affiliates, LLC (“RAFI”) and have been licensed for use by Jackson National Asset Management, LLC ("JNAM"). Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by JNAM.
For additional information regarding these licensing arrangements with RAFI and Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,077,116
Number of Investments:	842
Portfolio Turnover (%):	40
Total Advisory Fees Paid ($):	3,656

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	18.5
Financials	15.4
Health Care	15.0
Industrials	12.1
Consumer Staples	10.0
Consumer Discretionary	9.9
Communication Services	7.2
Energy	4.6
Materials	2.9
Utilities	2.1
Other Sectors	2.8
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

218

JNL/T. Rowe Price Balanced Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/T. Rowe Price Balanced Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	0.96%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/T. Rowe Price Balanced Fund underperformed the 45% S&P 500 Index, 20% Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net), 35% Bloomberg U.S. Aggregate Index by posting a return of 15.65% for Class A shares compared to 16.82% for the Index. Stock selection within Information Technology and Communication Services drove some of the underperformance.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to financial companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to container/packaging
w	exposure to building products

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Alphabet Inc.
Microsoft Corporation
Top Detractor(s)
UnitedHealth Group Incorporated
Fiserv, Inc.
Novo Nordisk A/S

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Balanced Fund

JNL/T. Rowe Price Balanced Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/T. Rowe Price Balanced Fund (Class A)	15.65%	7.06%	7.94%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
Morningstar® Moderate Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	15.95%	5.95%	7.83%
45% S&P 500 Index, 20% Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net), 35% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.82%	8.19%	9.16%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	587,523
Number of Investments:	1,556
Portfolio Turnover (%):	56
Total Advisory Fees Paid ($):	2,821

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	16.0
Financials	14.6
Government Securities	10.5
Industrials	8.1
Consumer Discretionary	8.0
U.S. Government Agency MBS	7.4
Health Care	7.2
Communication Services	6.1
Energy	4.1
Materials	3.8
Other Sectors	17.3
Total Net Assets	103.1
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

220

JNL/T. Rowe Price Capital Appreciation Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.95%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/T. Rowe Price Capital Appreciation Fund underperformed the 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index by posting a return of 11.46% for Class A shares compared to 13.70% for the Index. The underperformance was driven primarily by stock selection within information technology.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to U.S. large cap communication services companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to insurance companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
Alphabet Inc.
NVIDIA Corporation
Microsoft Corporation
Top Detractor(s)
Becton, Dickinson and Company
Reinvent Technology Partners Y
UnitedHealth Group Incorporated

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Capital Appreciation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/T. Rowe Price Capital Appreciation Fund (Class A)	11.46%	9.00%	10.79%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.70%	8.47%	9.78%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/T. Rowe Price Capital Appreciation Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,817,478
Number of Investments:	226
Portfolio Turnover (%):	124
Total Advisory Fees Paid ($):	74,212

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	25.9
Government Securities	16.3
Health Care	13.7
Financials	12.9
Consumer Discretionary	9.5
Utilities	7.4
Communication Services	5.9
Industrials	3.9
Other Short Term Investments	2.7
Energy	1.1
Other Sectors	1.0
Total Net Assets	100.3
Short Investments
Derivative Instruments	(0.3)
Total Net Assets	(0.3)

How has the fund changed?

Effective September 1, 2025, the Fund's investment adviser voluntarily waived 0.010% of management fees on the Fund’s net assets over $1 billion and the Fund's total expense ratio decreased by 0.01%. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

222

JNL/T. Rowe Price Capital Appreciation Equity Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	0.99%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/T. Rowe Price Capital Appreciation Equity Fund underperformed the S&P 500 Index by posting a return of 14.63% for Class A shares compared to 17.88% for the Index. The underperformance was driven primarily by stock selection within information technology.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to U.S. large cap communication services companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to insurance companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Microsoft Corporation
Advanced Micro Devices, Inc.
Top Detractor(s)
UnitedHealth Group Incorporated
Becton, Dickinson and Company
Revvity, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Capital Appreciation Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (October 21, 2024)
JNL/T. Rowe Price Capital Appreciation Equity Fund (Class A)	14.63%	11.24%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	15.26%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/T. Rowe Price Capital Appreciation Equity Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	962,571
Number of Investments:	93
Portfolio Turnover (%):	82
Total Advisory Fees Paid ($):	4,474

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	34.1
Health Care	17.9
Financials	11.4
Consumer Discretionary	10.9
Utilities	9.9
Communication Services	8.3
Industrials	3.9
Energy	1.4
Consumer Staples	0.9
Materials	0.8
Other Sectors	1.4
Total Net Assets	100.9

How has the fund changed?

Effective August 28, 2025, the Fund removed the prescribed number of securities it seeks to maintain in the portfolio to allow for more flexibility in managing the Fund's portfolio to the current market environment. As a result, the Fund no longer seeks to maintain approximately 100 securities in the portfolio.

Effective September 1, 2025, the Fund's investment adviser voluntarily waived 0.030% of management fees on the Fund’s net assets and the Fund's management fee rate and total expense ratio decreased by 0.03%. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

224

JNL/T. Rowe Price Growth Stock Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/T. Rowe Price Growth Stock Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.83%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/T. Rowe Price Growth Stock Fund underperformed the Morningstar® US Large-Mid Cap Broad Growth IndexSM by posting a return of 15.26% for Class A shares compared to 16.67% for the Index. The underperformance was driven primarily by stock selection within information technology and consumer discretionary.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to U.S. large cap communication services companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to consumer durables and apparel companies
w	exposure to consumer services

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Microsoft Corporation
Alphabet Inc.
Top Detractor(s)
UnitedHealth Group Incorporated
Lululemon Athletica Inc.
Chipotle Mexican Grill, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Growth Stock Fund

JNL/T. Rowe Price Growth Stock Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/T. Rowe Price Growth Stock Fund (Class A)	15.26%	9.19%	14.06%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Morningstar® US Large-Mid Cap Broad Growth IndexSM (reflects no deduction for fees, expenses, or taxes)	16.67%	13.44%	16.49%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,516,031
Number of Investments:	67
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	41,593

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	53.1
Communication Services	14.9
Consumer Discretionary	13.8
Health Care	7.5
Financials	5.9
Industrials	3.6
Materials	0.6
Real Estate	0.4
Consumer Staples	0.2
Other Short Term Investments	0.0
Total Net Assets	100.0

How has the fund changed?

Effective from March 1, 2025 to April 28, 2025, the Fund's investment adviser voluntarily waived 0.100% of management fees on the Fund’s net assets up to $150 million and 0.050% on net assets between $150 million and $500 million and the Fund's management fee rate and total expense ratio each decreased by less than 0.01%. Effective April 28, 2025, this voluntary management fee waiver was converted to contractual management fee reductions.

Effective September 1, 2025, the Fund's investment adviser voluntarily waived 0.010% of management fees on the Fund’s net assets over $10 billion. As a result, the Fund's management fee rate and total expense ratio are expected to decrease when the Fund's assets exceed $10 billion. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

226

JNL/T. Rowe Price Mid-Cap Growth Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/T. Rowe Price Mid-Cap Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.97%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/T. Rowe Price Mid-Cap Growth Fund underperformed the Morningstar® US Mid Cap Broad Growth IndexSM by posting a return of 3.14% for Class A shares compared to 6.78% for the Index. The underperformance was driven primarily by stock selection within industrials and health care.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to energy companies
w	exposure to consumer staples distribution and retail companies
Top Market Detractor(s) to Performance
w	exposure to software and services companies
w	exposure to health care equipment and services companies
w	exposure to media & entertainment

Performance Attribution
Holdings
Top Contributor(s)
Alnylam Pharmaceuticals, Inc.
Ionis Pharmaceuticals, Inc.
Dollar Tree, Inc.
Top Detractor(s)
The Trade Desk, Inc.
Marvell Technology Group Ltd
Avantor, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Mid-Cap Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/T. Rowe Price Mid-Cap Growth Fund (Class A)	3.14%	3.52%	9.54%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Mid Cap Broad Growth IndexSM (reflects no deduction for fees, expenses, or taxes)	6.78%	6.07%	11.88%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/T. Rowe Price Mid-Cap Growth Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,396,111
Number of Investments:	125
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	26,893

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Health Care	21.0
Information Technology	19.1
Consumer Discretionary	18.2
Industrials	15.0
Financials	8.3
Communication Services	4.9
Energy	4.1
Consumer Staples	3.2
Other Short Term Investments	3.1
Materials	2.7
Other Sectors	0.4
Total Net Assets	100.0

How has the fund changed?

Effective September 1, 2025, the Fund's investment adviser voluntarily waived 0.030% of management fees on the Fund’s net assets up to $3 billion and 0.020% on net assets over $3 billion and the Fund's management fee rate and total expense ratio decreased by 0.03%. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

228

JNL/T. Rowe Price Short-Term Bond Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/T. Rowe Price Short-Term Bond Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/T. Rowe Price Short-Term Bond Fund outperformed the Bloomberg 1-3 Yr Gov/Credit Index by posting a return of 5.44% for Class A shares compared to 5.35% for the Index. The outperformance was primarily driven by overweights in mortgage backed securities, securitized credit, and investment credit corporate credit.

Top Market Contributor(s) to Performance
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	exposure to securitized credit
w	exposure to short and intermediate duration Treasury notes
Top Market Detractor(s) to Performance
w	exposure to US government treasury note futures
w	exposure to investment grade apparel/footwear bonds
w	exposure to investment grade precious metal bonds

Performance Attribution
Holdings
Top Contributor(s)
Treasury Note, United States Department of
Treasury Note, United States Department of
Treasury Note, United States Department of
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Short-Term Bond Fund

JNL/T. Rowe Price Short-Term Bond Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/T. Rowe Price Short-Term Bond Fund (Class A)	5.44%	1.91%	2.12%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg 1-3 Yr Gov/Credit Index (reflects no deduction for fees, expenses, or taxes)	5.35%	1.97%	2.09%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,084,922
Number of Investments:	893
Portfolio Turnover (%):	103
Total Advisory Fees Paid ($):	3,421

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	34.0
Non-U.S. Government Agency ABS	29.0
Government Securities	18.7
Financials	12.0
U.S. Government Agency MBS	8.9
Energy	4.0
Industrials	3.9
Other Short Term Investments	3.6
Health Care	3.4
Consumer Staples	3.2
Other Sectors	13.2
Total Net Assets	133.9
Short Investments
Derivative Instruments	(8.5)
Total Net Assets	(8.5)

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy to permit investments in credit default index swap indexes ("CDX") and mortgage-backed securities. As a result, the Fund uses CDX to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or a reference index) rather than transacting in a single-name credit default swap and uses mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” market as a means of adjusting the fund’s duration and gaining exposure to investment-grade bonds.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

230

JNL/T. Rowe Price U.S. High Yield Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/T. Rowe Price U.S. High Yield Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$95	0.92%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/T. Rowe Price U.S. High Yield Fund underperformed the Bloomberg U.S. High Yield 2% Issuer Cap Index by posting a return of 7.60% for Class A shares compared to 8.62% for the Index. The underperformance was primarily driven by selection in high yield corporate bonds.

Top Market Contributor(s) to Performance
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to high yield industrial bonds
w	exposure to high yield finance bonds
Top Market Detractor(s) to Performance
w	exposure to below investment grade financial conglomerate bonds
w	exposure to below investment grade integrated oil bonds

Performance Attribution
Holdings
Top Contributor(s)
Anywhere Real Estate Group LLC
Herbalife International, Inc.
Ladenburg Thalmann Financial Services Inc.
Top Detractor(s)
Saks Global Enterprises LLC
Venture Global LNG, Inc.
Vital Energy, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price U.S. High Yield Fund

JNL/T. Rowe Price U.S. High Yield Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (April 25, 2016)
JNL/T. Rowe Price U.S. High Yield Fund (Class A)	7.60%	3.36%	3.95%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.77%
Bloomberg U.S. High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses, or taxes)	8.62%	4.50%	6.05%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	257,980
Number of Investments:	110
Portfolio Turnover (%):	76
Total Advisory Fees Paid ($):	2,017

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Communication Services	16.0
Energy	13.9
Consumer Discretionary	13.9
Financials	12.7
Industrials	9.0
Information Technology	7.5
Health Care	6.7
Utilities	5.0
Real Estate	4.0
Other Short Term Investments	3.6
Other Sectors	9.3
Total Net Assets	101.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

232

JNL/T. Rowe Price Value Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/T. Rowe Price Value Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.86%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/T. Rowe Price Value Fund underperformed the Morningstar® US Large-Mid Cap Broad Value IndexSM by posting a return of 12.00% for Class A shares compared to 18.83% for the Index. Stock selection within communication services and health care drove the bulk of the underperformance.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to financial companies
w	exposure to industrials
Top Market Detractor(s) to Performance
w	exposure to household & personal products companies
w	exposure to software and services companies
w	exposure to pharmaceuticals biotechnology and life sciences companies

Performance Attribution
Holdings
Top Contributor(s)
JPMorgan Chase & Co.
Alphabet Inc.
Alphabet Inc.
Top Detractor(s)
UnitedHealth Group Incorporated
Fiserv, Inc.
International Paper Company

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Value Fund

JNL/T. Rowe Price Value Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/T. Rowe Price Value Fund (Class A)	12.00%	10.54%	10.56%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.77%
Morningstar® US Large-Mid Cap Broad Value IndexSM (reflects no deduction for fees, expenses, or taxes)	18.83%	13.38%	12.50%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,059,938
Number of Investments:	108
Portfolio Turnover (%):	55
Total Advisory Fees Paid ($):	20,392

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	21.9
Industrials	15.8
Information Technology	12.5
Health Care	11.8
Energy	7.7
Consumer Discretionary	7.2
Communication Services	6.9
Consumer Staples	5.1
Materials	4.2
Utilities	4.0
Other Sectors	3.0
Total Net Assets	100.1

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy to update the particular sectors in which it may have significant investments. As a result, the Fund may significantly invest in the industrials and business services sector and no longer significantly invests in the healthcare sector. Along with this change, the Fund revised its principal risks to list “industrial companies risk” and "business services sector risk" as principal risks associated with investing in the Fund.

Effective September 1, 2025, the Fund's investment adviser voluntarily waived 0.070% of management fees on the Fund’s net assets up to $150 million, 0.030% on net assets between $1 billion and $3 billion, and 0.020% on net assets over $3 billion, and the Fund's management fee rate and total expense ratio decreased by 0.02%. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

234

JNL/WCM China Quality Growth Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/WCM China Quality Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$150	1.34%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/WCM China Quality Growth Fund underperformed the Morningstar® China IndexSM (Net) by posting a return of 23.49% for Class A shares compared to 31.44% for the Index. The underperformance was primarily driven by stock selection in healthcare and consumer discretionary, and an underweight to materials.

Top Market Contributor(s) to Performance
w	exposure to China, Taiwan and Hong Kong equities
w	exposure to technology hardware and equipment companies
w	exposure to communication services companies
Top Market Detractor(s) to Performance
w	exposure to health care companies
w	exposure to material companies
w	exposure to consumer staples

Performance Attribution
Holdings
Top Contributor(s)
Tencent Holdings Limited
Meitu, Inc.
Cloud Village Inc.
Top Detractor(s)
MARUWA Co., Ltd.
Meituan
Kingsoft Cloud Holdings Limited

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WCM China Quality Growth Fund

JNL/WCM China Quality Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 25, 2022)
JNL/WCM China Quality Growth Fund (Class A)	23.49%	1.23%
Morningstar® Emerging Markets Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.62%	10.03%
Morningstar® China IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.44%	8.71%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	11,424
Number of Investments:	30
Portfolio Turnover (%):	150
Total Advisory Fees Paid ($):	87

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	27.7
Information Technology	21.0
Consumer Discretionary	19.7
Communication Services	18.1
Financials	6.3
Consumer Staples	2.6
Other Short Term Investments	2.6
Securities Lending Collateral	2.1
Health Care	2.0
Total Net Assets	102.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

236

JNL/WCM Focused International Equity Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/WCM Focused International Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.10%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/WCM Focused International Equity Fund underperformed the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) by posting a return of 21.41% for Class A shares compared to 31.87% for the Index. The underperformance was primarily driven by stock selection in the financials, information technology, and healthcare sectors.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to industrials
Top Market Detractor(s) to Performance
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to software and services companies
w	exposure to consumer services

Performance Attribution
Holdings
Top Contributor(s)
Siemens Energy AG
Rolls-Royce PLC
Taiwan Semiconductor Manufacturing Company Limited
Top Detractor(s)
Novo Nordisk A/S
Icon Public Limited Company
Meituan

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WCM Focused International Equity Fund

JNL/WCM Focused International Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/WCM Focused International Equity Fund (Class A)	21.41%	4.80%	10.63%
Morningstar® Global ex-US Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.87%	8.05%	8.54%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,183,211
Number of Investments:	39
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	13,201

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	31.8
Information Technology	20.8
Financials	16.3
Consumer Discretionary	9.3
Communication Services	7.4
Health Care	4.3
Other Short Term Investments	3.5
Consumer Staples	3.5
Materials	1.6
Energy	1.5
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

238

JNL/Westchester Capital Event Driven Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/Westchester Capital Event Driven Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$158	1.52%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Westchester Capital Event Driven Fund outperformed the Wilshire Liquid Alternative Event Driven IndexSM by posting a return of 7.39% for Class A shares compared to 3.50% for the Index. The Fund's outperformance was primarily driven by idiosyncratic selection within the merger arbitrage segment.

Top Market Contributor(s) to Performance
w	exposure to Chevron Co.'s acquisition of Hess Co.
w	exposure to Nippon Steel Co.'s acquisition of U.S. Steel Co.
w	exposure to Special Purpose Acquisition Companies (SPACs)
Top Market Detractor(s) to Performance
w	exposure to medical supplies companies
w	exposure to mining companies

Performance Attribution
Holdings
Top Contributor(s)
Mr. Cooper Group Inc.
Warner Bros. Discovery, Inc.
Total Return Swap Agreement
Top Detractor(s)
Rocket Companies, Inc.
Palo Alto Networks, Inc.
Forward Foreign Currency Contracts

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Westchester Capital Event Driven Fund

JNL/Westchester Capital Event Driven Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Westchester Capital Event Driven Fund (Class A)	7.39%	3.59%	4.88%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Wilshire Liquid Alternative Event Driven IndexSM (reflects no deduction for fees, expenses, or taxes)	3.50%	1.61%	2.55%

Wilshire® is a registered trademark owned by Wilshire Advisors LLC and used under license and the Wilshire IndexesSM indexes, and Wilshire Liquid Alternative Event Driven IndexSM are service marks owned or licensed by Wilshire OpCo UK Limited or Wilshire Benchmarks US LLC (together “Wilshire IndexesSM”) and have been licensed for use by Jackson National Asset Management, LLC (“JNAM”). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM. For additional information regarding these licensing arrangements with Wilshire Indexes and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	47,452
Number of Investments:	371
Portfolio Turnover (%):	291
Total Advisory Fees Paid ($):	501

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	53.3
Communication Services	25.0
Financials	21.7
Industrials	14.0
Health Care	4.8
Other Short Term Investments	4.7
Consumer Discretionary	4.5
Information Technology	4.2
Materials	3.0
Investment Companies	2.9
Other Sectors	7.9
Total Net Assets	146.0
Short Investments
Derivative Instruments	(18.0)
Materials	(0.6)
Investment Companies	(0.3)
Information Technology	(0.1)
Industrials	(0.0)
Total Net Assets	(19.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

240

JNL/William Blair International Leaders Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/William Blair International Leaders Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	0.97%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/William Blair International Leaders Fund underperformed the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) by posting a return of 23.50% for Class A shares compared to 31.87% for the Index. The underperformance was primarily driven by negative stock selection in growth equities, Japan, and the financials sectors.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to growth equities
w	exposure to capital goods companies
Top Market Detractor(s) to Performance
w	exposure to Japanese companies
w	exposure to Denmark
w	exposure to software and services companies

Performance Attribution
Holdings
Top Contributor(s)
SK Hynix Inc.
Taiwan Semiconductor Manufacturing Company Limited
Banco Bilbao Vizcaya Argentaria, S.A.
Top Detractor(s)
Recruit Holdings Co., Ltd.
Atlassian Corporation PLC
ASM International N.V.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/William Blair International Leaders Fund

JNL/William Blair International Leaders Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/William Blair International Leaders Fund (Class A)	23.50%	1.90%	5.17%
Morningstar® Global ex-US Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.87%	8.05%	8.54%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	997,460
Number of Investments:	65
Portfolio Turnover (%):	86
Total Advisory Fees Paid ($):	5,071

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	23.4
Financials	23.0
Industrials	17.9
Health Care	11.0
Consumer Discretionary	8.7
Communication Services	7.6
Utilities	4.2
Materials	4.1
Derivative Instruments	0.1
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

242

JNL/WMC Balanced Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/WMC Balanced Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.71%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/WMC Balanced Fund outperformed the 65% S&P 500 Index, 35% Bloomberg U.S. Aggregate Index by posting a return of 15.69% for Class A shares compared to 14.23% for the Index. The outperformance was driven primarily by stock selection within information technology and financials.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to U.S. large cap communication services companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to consumer staples distribution and retail companies
w	exposure to chemical companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Alphabet Inc.
Broadcom Inc.
Top Detractor(s)
UnitedHealth Group Incorporated
Salesforce, Inc.
ServiceNow, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WMC Balanced Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/WMC Balanced Fund (Class A)	15.69%	8.90%	9.27%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
65% S&P 500 Index, 35% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	14.23%	9.21%	10.42%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/WMC Balanced Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,331,509
Number of Investments:	634
Portfolio Turnover (%):	99
Total Advisory Fees Paid ($):	28,838

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	21.8
Government Securities	16.3
Financials	11.9
U.S. Government Agency MBS	9.1
Consumer Discretionary	7.6
Health Care	7.5
Communication Services	7.2
Industrials	4.6
Consumer Staples	3.0
Utilities	2.8
Other Sectors	8.9
Total Net Assets	100.7
Short Investments
U.S. Government Agency MBS	(1.2)
Total Net Assets	(1.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

244

JNL/WMC Equity Income Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/WMC Equity Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$96	0.89%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/WMC Equity Income Fund outperformed the Morningstar® Dividend Composite IndexSM by posting a return of 16.72% for Class A shares compared to 15.49% for the Index. The outperformance was primarily driven by positive stock selection in materials, information technology, and industrials.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to materials companies
w	exposure to U.S. large cap technology companies
Top Market Detractor(s) to Performance
w	exposure to real estate companies
w	exposure to health care equipment and services companies
w	exposure to telecommunication services companies

Performance Attribution
Holdings
Top Contributor(s)
Broadcom Inc.
Johnson & Johnson
JPMorgan Chase & Co.
Top Detractor(s)
UnitedHealth Group Incorporated
Accenture Public Limited Company
Constellation Brands, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WMC Equity Income Fund

JNL/WMC Equity Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/WMC Equity Income Fund (Class A)	16.72%	12.08%	10.25%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.76%
Morningstar® Dividend Composite IndexSM (reflects no deduction for fees, expenses, or taxes)	15.49%	12.45%	11.92%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	921,803
Number of Investments:	76
Portfolio Turnover (%):	67
Total Advisory Fees Paid ($):	4,136

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	19.5
Health Care	17.5
Information Technology	12.4
Industrials	10.9
Consumer Staples	9.1
Utilities	8.6
Energy	6.7
Consumer Discretionary	5.1
Materials	4.4
Real Estate	3.5
Other Sectors	2.7
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

246

JNL/WMC Global Real Estate Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/WMC Global Real Estate Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.03%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/WMC Global Real Estate Fund underperformed the FTSE EPRA NAREIT Developed Index by posting a return of 9.27% for Class A shares compared to 9.57% for the Index. Relative overweight positions in Australia and Switzerland drove most of the outperformance in 2025 on a gross basis, but the Fund underperformed as a result of management fees on a net basis.

Top Market Contributor(s) to Performance
w	exposure to real estate companies
w	exposure to Japanese equities
w	exposure to European equities
Top Market Detractor(s) to Performance
w	exposure to software and services companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
Welltower Inc.
American Healthcare REIT, Inc.
Brookdale Senior Living Inc.
Top Detractor(s)
Equinix, Inc.
SL Green Realty Corp.
Iron Mountain Incorporated

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WMC Global Real Estate Fund

JNL/WMC Global Real Estate Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/WMC Global Real Estate Fund (Class A)	9.27%	3.00%	2.80%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
FTSE EPRA NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	9.57%	2.76%	3.25%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	535,769
Number of Investments:	57
Portfolio Turnover (%):	117
Total Advisory Fees Paid ($):	3,245

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Real Estate	88.4
Consumer Discretionary	4.3
Securities Lending Collateral	3.3
Industrials	2.6
Health Care	1.8
Financials	1.6
Information Technology	0.6
Other Short Term Investments	0.2
Total Net Assets	102.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

248

JNL/WMC Value Fund
Annual Shareholder Report
Share Class A	December 31, 2025

This shareholder report contains important information about JNL/WMC Value Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$85	0.79%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/WMC Value Fund underperformed the Morningstar® US Large-Mid Cap Broad Value IndexSM by posting a return of 14.67% for Class A shares compared to 18.83% for the Index. The underperformance was primarily driven by an underweight to communication services.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to technology hardware and equipment companies
w	exposure to industrials
Top Market Detractor(s) to Performance
w	exposure to communication services companies
w	exposure to financial companies
w	exposure to automobiles and components companies

Performance Attribution
Holdings
Top Contributor(s)
Alphabet Inc.
JPMorgan Chase & Co.
Johnson & Johnson
Top Detractor(s)
UnitedHealth Group Incorporated
Centene Corporation
Gentex Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WMC Value Fund

JNL/WMC Value Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/WMC Value Fund (Class A)	14.67%	10.91%	9.80%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.77%
Morningstar® US Large-Mid Cap Broad Value IndexSM (reflects no deduction for fees, expenses, or taxes)	18.83%	13.38%	12.50%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	972,238
Number of Investments:	65
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	4,006

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	25.2
Health Care	17.1
Information Technology	11.5
Industrials	11.2
Energy	6.9
Communication Services	6.5
Consumer Staples	5.7
Utilities	5.6
Consumer Discretionary	5.2
Real Estate	2.8
Other Sectors	2.4
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

250

JNL/American Funds Balanced Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/American Funds Balanced Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$66	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Balanced Fund outperformed the 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index by posting a return of 15.83% for Class I shares compared to 13.70% for the Index.

The Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long-term through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Asset Allocation FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Balanced Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds Balanced Fund (Class I)	15.83%	8.91%	9.45%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.70%	8.47%	9.78%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Balanced Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,654,468
Number of Investments:	1
Portfolio Turnover (%):	72
Total Advisory Fees Paid ($):	7,037

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

2

JNL/American Funds Bond Fund of America Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/American Funds Bond Fund of America Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$56	0.54%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Bond Fund of America Fund underperformed the Bloomberg U.S. Aggregate Index by posting a return of 7.13% for Class I shares compared to 7.30% for the Index.

The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - The Bond Fund of America® (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Bond Fund of America Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 26, 2021)
JNL/American Funds Bond Fund of America Fund (Class I)	7.13%	0.15%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	0.14%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Bond Fund of America Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	501,868
Number of Investments:	1
Portfolio Turnover (%):	159
Total Advisory Fees Paid ($):	947

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

4

JNL/American Funds Capital Income Builder Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/American Funds Capital Income Builder Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$72	0.65%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Capital Income Builder Fund outperformed the 70% Morningstar® Global Target Market Exposure IndexSM (Net), 30% Bloomberg U.S. Aggregate Index by posting a return of 20.22% for Class I shares compared to 17.66% for the Index.

The Fund seeks both to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years by investing through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital Income Builder FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Capital Income Builder Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/American Funds Capital Income Builder Fund (Class I)	20.22%	8.95%	8.10%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.41%
70% Morningstar® Global Target Market Exposure IndexSM (Net), 30% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	17.66%	7.73%	8.75%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Capital Income Builder Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	560,147
Number of Investments:	1
Portfolio Turnover (%):	72
Total Advisory Fees Paid ($):	1,388

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Global Balanced	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

6

JNL/American Funds Capital World Bond Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/American Funds Capital World Bond Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$78	0.75%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Capital World Bond Fund outperformed the Bloomberg Global Aggregate Index by posting a return of 9.19% for Class I shares compared to 8.17% for the Index.

The Fund seeks, over the long-term, a high level of total return consistent with prudent investment management through exclusive investment in the Class 1 shares of the American Funds Insurance Series® - Capital World Bond FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Capital World Bond Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds Capital World Bond Fund (Class I)	9.19%	-2.54%	1.19%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	8.17%	-2.15%	1.26%
Consumer Price Index (reflects no deduction for fees, expenses, or taxes)	2.68%	4.46%	3.20%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Capital World Bond Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	310,806
Number of Investments:	1
Portfolio Turnover (%):	59
Total Advisory Fees Paid ($):	531

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Global Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

8

JNL/American Funds Global Growth Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/American Funds Global Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$85	0.77%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Global Growth Fund underperformed the Morningstar® Global Target Market Exposure IndexSM (Net) by posting a return of 21.55% for Class I shares compared to 22.23% for the Index.

The Fund seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Growth FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Global Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/American Funds Global Growth Fund (Class I)	21.55%	8.16%	11.69%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Global Growth Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,131,818
Number of Investments:	1
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	2,603

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

How has the fund changed?

Effective May 1, 2025, the Fund updated the allocation requirements for its permitted investments outside the United States through its master fund, the American Funds Insurance Series® - Global Growth FundSM (the "Master Fund"). As a result, under normal market conditions, the Master Fund will invest a percentage of its net assets outside the United States, and that percentage will represent at least (a) 40% of the Master Fund’s net assets, unless market conditions are not deemed favorable by the Master Fund, in which case 30%, or (b) the percentage of the MSCI All Country World Index represented by companies domiciled outside of the United States minus 5%, whichever is lower.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

10

JNL/American Funds Global Small Capitalization Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/American Funds Global Small Capitalization Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$100	0.93%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Global Small Capitalization Fund underperformed the Morningstar® Global Small Cap Target Market Exposure IndexSM (Net) by posting a return of 14.57% for Class I shares compared to 19.96% for the Index.

The Fund seeks growth of capital over time through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Global Small Capitalization FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Global Small Capitalization Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds Global Small Capitalization Fund (Class I)	14.57%	0.44%	7.19%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
Morningstar® Global Small Cap Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	19.96%	6.65%	8.93%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Global Small Capitalization Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	601,723
Number of Investments:	1
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	1,067

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Global Equity	100.0
Total Net Assets	100.0

How has the fund changed?

Effective April 28, 2025, the Fund updated the definition for "small market capitalization" companies in which its master fund, the American Funds Insurance Series® - Global Small Capitalization FundSM ("Master Fund") invests, as companies with market capitalizations within or below the capitalization range of companies included in the MSCI All Country World Small Cap Index or the Russell 2000 Index, measured based on the maximum market capitalization of companies in either index within the last 12 months (previously defined as companies with market capitalizations of $6 billion or less). As part of this change, the market capitalization of the companies included in the MSCI ACWI Small Cap Index and the Russell 2000 Index will change with market conditions, and the Master Fund may continue to hold securities of a portfolio company that subsequently appreciates above the small market capitalization threshold. As a result, the Master Fund's holdings of small capitalization stocks are no longer permitted to fall below the Fund's non-fundamental 80% investment policy due to subsequent market action.

Effective May 1, 2025, the Fund updated the allocation requirements for investments outside the United States through its master fund, the American Funds Insurance Series® - Global Small Capitalization FundSM ("Master Fund"). As a result, under normal market conditions, the Master Fund will invest a percentage of its net assets outside the United States, and that percentage will represent at least (a) 40% of the Master Fund’s net assets, unless market conditions are not deemed favorable by the Master Fund, in which case 30%, or (b) the percentage of the MSCI All Country World Index represented by companies domiciled outside of the United States minus 5%, whichever is lower.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

12

JNL/American Funds Growth Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/American Funds Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$66	0.60%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
For the year ended December 31, 2025, JNL/American Funds Growth Fund outperformed the S&P 500 Index by posting a return of 20.23% for Class I shares compared to 17.88% for the Index.

The Fund seeks growth of capital through exclusive investment in Class 1 shares of American Funds Insurance Series® - Growth FundSM (the “Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/American Funds Growth Fund (Class I)	20.23%	13.36%	18.15%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Growth Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	8,783,613
Number of Investments:	1
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	12,791

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

14

JNL/American Funds Growth-Income Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/American Funds Growth-Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$66	0.61%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
For the year ended December 31, 2025, JNL/American Funds Growth-Income Fund outperformed the S&P 500 Index by posting a return of 17.99% for Class I shares compared to 17.88% for the Index.

The Fund seeks long-term growth of capital and income through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – Growth Income FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Growth-Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds Growth-Income Fund (Class I)	17.99%	13.82%	13.80%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Growth-Income Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	12,552,007
Number of Investments:	1
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	28,805

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

16

JNL/American Funds International Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/American Funds International Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$99	0.87%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds International Fund underperformed the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) by posting a return of 26.62% for Class I shares compared to 31.87% for the Index.

The Fund seeks long-term growth of capital through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – International FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds International Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds International Fund (Class I)	26.62%	3.30%	6.89%
Morningstar® Global ex-US Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.87%	8.05%	8.54%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds International Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,451,411
Number of Investments:	1
Portfolio Turnover (%):	63
Total Advisory Fees Paid ($):	3,225

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

18

JNL/American Funds New World Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/American Funds New World Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$111	0.97%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds New World Fund outperformed the Morningstar® Global Target Market Exposure IndexSM (Net) by posting a return of 28.12% for Class I shares compared to 22.23% for the Index.

The Fund seeks long-term capital appreciation through exclusive investment in the Class 1 shares of the American Funds Insurance Series® – New World FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds New World Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds New World Fund (Class I)	28.12%	5.19%	9.11%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds New World Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,500,016
Number of Investments:	1
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	3,994

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy to primarily invest in common stocks of companies with significant exposure to developing countries through its master fund, the American Funds Insurance Series® - New World Fund® ("Master Fund"). As part of this change, the Master Fund may invest in equity securities of any company, regardless of where it is domiciled (including developed countries), if the Master Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers domiciled in qualified developing countries, and in determining whether a country is a developed country or a developing country, the Master Fund’s investment adviser may consider whether the country is designated as a developed market by MSCI Inc. As a result, the Master Fund no longer invests, to a limited extent, in securities of issuers based in non-qualified countries.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

20

JNL/American Funds Washington Mutual Investors Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/American Funds Washington Mutual Investors Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$67	0.62%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Washington Mutual Investors Fund underperformed the S&P 500 Index by posting a return of 17.09% for Class I shares compared to 17.88% for the Index.

The Fund seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing through exclusive investment in the shares of the American Funds Insurance Series® - Washington Mutual Investors FundSM (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Washington Mutual Investors Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/American Funds Washington Mutual Investors Fund (Class I)	17.09%	13.77%	12.27%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/American Funds Washington Mutual Investors Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,267,177
Number of Investments:	1
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	10,682

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

22

JNL/Mellon Bond Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon Bond Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$28	0.27%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
For the year ended December 31, 2025, JNL/Mellon Bond Index Fund underperformed the Bloomberg U.S. Aggregate Index by posting a return of 6.98% for Class I shares compared to 7.30% for the Index.

The investment objective of the Fund is to track the performance of the Index to provide a moderate rate of income by investing in domestic fixed-income investments through exclusive investment in shares of the JNL Bond Index Fund (“Master Fund”). The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Bond Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Bond Index Fund (Class I)	6.98%	-0.63%	1.70%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Bond Index Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,027,661
Number of Investments:	1
Portfolio Turnover (%):	88
Total Advisory Fees Paid ($):	937

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

24

JNL/Mellon Emerging Markets Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon Emerging Markets Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$45	0.39%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Emerging Markets Index Fund underperformed the Morningstar® Emerging Markets Target Market Exposure IndexSM (Net) by posting a return of 31.39% for Class I shares compared to 31.62% for the Index.

The investment objective of the Fund is to track the performance of the Morningstar Emerging Markets Target Market Exposure Index (Net), which is a rules-based, float market capitalization-weighted index designed to cover 85% of the equity float-adjusted market capitalization of the emerging markets equity markets through exclusive investment in shares of the JNL Emerging Markets Index Fund. The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Emerging Markets Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Emerging Markets Index Fund (Class I)	31.39%	3.75%	7.89%
Morningstar® Emerging Markets Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.62%	4.54%	8.77%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Emerging Markets Index Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	926,838
Number of Investments:	1
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,083

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Emerging Markets Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

26

JNL/Mellon International Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon International Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$36	0.31%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon International Index Fund outperformed the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net) by posting a return of 31.86% for Class I shares compared to 31.61% for the Index.

The investment objective of the Fund is to track the performance of the Index to provide long-term capital growth by investing in international equity securities through exclusive investment in shares of the JNL International Index Fund. The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon International Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon International Index Fund (Class I)	31.86%	8.83%	8.17%
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.61%	9.00%	8.27%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon International Index Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,072,894
Number of Investments:	1
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	1,547

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
International Equity	100.0
Total Net Assets	100.0

How has the fund changed?

Effective close of business on April 25, 2025, the JNL/Baillie Gifford International Growth Fund, was merged into the Fund and shareholders of the JNL/Baillie Gifford International Growth Fund became shareholders of the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

28

JNL/Mellon S&P 400 MidCap Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon S&P 400 MidCap Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$27	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
For the year ended December 31, 2025, JNL/Mellon S&P 400 MidCap Index Fund underperformed the S&P MidCap 400® Index by posting a return of 7.26% for Class I shares compared to 7.50% for the Index.

The investment objective of the Fund is to track the performance of the Index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations through exclusive investment in shares of the JNL Mid Cap Index Fund. The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon S&P 400 MidCap Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon S&P 400 MidCap Index Fund (Class I)	7.26%	8.87%	10.44%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	7.50%	9.12%	10.72%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). The “S&P MidCap 400®” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company and its Affiliates.
For additional information regarding the licensing arrangements with SPDJI and Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon S&P 400 MidCap Index Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,241,636
Number of Investments:	1
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	1,935

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

30

JNL/Mellon Small Cap Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon Small Cap Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment(a)	Costs paid as a percentage of a $10,000 investment(a)
Class I	$27	0.26%

(a)	Costs include the impact of the Master Fund's expenses.

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights
For the year ended December 31, 2025, JNL/Mellon Small Cap Index Fund underperformed the S&P SmallCap 600® Index by posting a return of 5.90% for Class I shares compared to 6.02% for the Index.

The investment objective of the Fund is to track the performance of the Index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies through exclusive investment in shares of the JNL Small Cap Index Fund. The performance of the Fund is directly related to the performance of the Master Fund. The Fund's financial statements and shareholder report should be read in conjunction with the Master Fund’s financial statements and shareholder report.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Small Cap Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Small Cap Index Fund (Class I)	5.90%	7.06%	9.58%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
S&P SmallCap 600® Index (reflects no deduction for fees, expenses, or taxes)	6.02%	7.31%	9.81%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). The “S&P SmallCap 600®” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company and its Affiliates.
For additional information regarding the licensing arrangements with SPDJI and Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Small Cap Index Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,349,803
Number of Investments:	1
Portfolio Turnover (%):	36
Total Advisory Fees Paid ($):	1,492

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	100.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

32

JNL Aggressive Growth Allocation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Aggressive Growth Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.15%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Aggressive Growth Allocation Fund underperformed the Morningstar® Aggressive Target Risk IndexSM by posting a return of 15.94% for Class I shares compared to 20.43% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to growth based funds

Performance Attribution
Holdings
Top Contributor(s)
JNL/Causeway International Value Select Fund
JNL Multi-Manager U.S. Select Equity Fund
JNL/WCM Focused International Equity Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Aggressive Growth Allocation Fund

JNL Aggressive Growth Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL Aggressive Growth Allocation Fund (Class I)	15.94%	7.56%	8.74%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
Morningstar® Aggressive Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	20.43%	9.59%	9.99%
90% Morningstar® Global Target Market Exposure IndexSM (Net), 10% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	20.70%	10.04%	10.26%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,456,499
Number of Investments:	23
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	1,409

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	56.6
International Equity	21.7
Emerging Markets Equity	9.3
Global Equity	6.4
Alternative	3.1
Domestic Fixed Income	2.9
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

34

JNL Conservative Allocation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Conservative Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.18%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Conservative Allocation Fund underperformed the Morningstar® Conservative Target Risk IndexSM by posting a return of 9.57% for Class I shares compared to 10.40% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion

Performance Attribution
Holdings
Top Contributor(s)
JNL/DoubleLine Total Return Fund
JNL/PIMCO Income Fund
JNL/Fidelity Institutional Asset Management Total Bond Fund
Top Detractor(s)
JNL/Morningstar Wide Moat Index Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Conservative Allocation Fund

JNL Conservative Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL Conservative Allocation Fund (Class I)	9.57%	2.88%	3.99%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.72%
Morningstar® Conservative Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	10.40%	1.81%	3.58%
20% Morningstar® Global Target Market Exposure IndexSM (Net), 80% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	10.22%	1.94%	3.70%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	574,820
Number of Investments:	25
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	698

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	59.9
Alternative	12.3
Domestic Equity	9.9
Domestic Balanced	6.0
Emerging Markets Fixed Income	5.0
International Equity	3.8
Emerging Markets Equity	3.1
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

36

JNL Growth Allocation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Growth Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Growth Allocation Fund underperformed the Morningstar® Moderately Aggressive Target Risk IndexSM by posting a return of 15.19% for Class I shares compared to 18.45% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to growth based funds

Performance Attribution
Holdings
Top Contributor(s)
JNL/Causeway International Value Select Fund
JNL/WCM Focused International Equity Fund
JNL Multi-Manager U.S. Select Equity Fund
Top Detractor(s)
JNL/JPMorgan MidCap Growth Fund
Foreign Currency
Foreign Currency

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Growth Allocation Fund

JNL Growth Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL Growth Allocation Fund (Class I)	15.19%	6.71%	7.98%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
Morningstar® Moderately Aggressive Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	18.45%	7.94%	8.79%
80% Morningstar® Global Target Market Exposure IndexSM (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	19.18%	8.89%	9.37%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,804,646
Number of Investments:	30
Portfolio Turnover (%):	24
Total Advisory Fees Paid ($):	2,525

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	47.9
International Equity	19.0
Domestic Fixed Income	10.9
Alternative	8.5
Emerging Markets Equity	8.0
Global Equity	4.7
Emerging Markets Fixed Income	1.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

38

JNL Moderate Allocation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Moderate Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$16	0.15%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Moderate Allocation Fund underperformed the Morningstar® Moderately Conservative Target Risk IndexSM by posting a return of 11.07% for Class I shares compared to 12.87% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion

Performance Attribution
Holdings
Top Contributor(s)
JNL/Causeway International Value Select Fund
JNL Multi-Manager U.S. Select Equity Fund
JNL/T. Rowe Price Capital Appreciation Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Moderate Allocation Fund

JNL Moderate Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL Moderate Allocation Fund (Class I)	11.07%	4.42%	5.57%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.72%
Morningstar® Moderately Conservative Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	12.87%	4.06%	5.60%
40% Morningstar® Global Target Market Exposure IndexSM (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.17%	4.26%	5.64%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,856,390
Number of Investments:	30
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	1,763

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	40.1
Domestic Equity	21.1
Alternative	12.5
International Equity	9.6
Domestic Balanced	5.7
Emerging Markets Equity	4.0
Emerging Markets Fixed Income	4.0
Global Equity	3.0
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

40

JNL Moderate Growth Allocation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Moderate Growth Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Moderate Growth Allocation Fund underperformed the Morningstar® Moderate Target Risk IndexSM by posting a return of 12.99% for Class I shares compared to 15.95% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads

Performance Attribution
Holdings
Top Contributor(s)
JNL/Causeway International Value Select Fund
JNL Multi-Manager U.S. Select Equity Fund
JNL/WCM Focused International Equity Fund
Top Detractor(s)
JNL/JPMorgan MidCap Growth Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Moderate Growth Allocation Fund

JNL Moderate Growth Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL Moderate Growth Allocation Fund (Class I)	12.99%	5.68%	6.85%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
Morningstar® Moderate Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	15.95%	5.95%	7.18%
60% Morningstar® Global Target Market Exposure IndexSM (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.16%	6.57%	7.53%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,399,610
Number of Investments:	31
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	3,008

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	36.5
Domestic Fixed Income	26.4
International Equity	13.7
Alternative	11.6
Emerging Markets Equity	5.3
Global Equity	4.0
Emerging Markets Fixed Income	2.5
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

42

JNL/JPMorgan Managed Aggressive Growth Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Aggressive Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan Managed Aggressive Growth Fund underperformed the Morningstar® Aggressive Target Risk IndexSM by posting a return of 15.07% for Class I shares compared to 20.43% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to growth based funds

Performance Attribution
Holdings
Top Contributor(s)
JNL/Causeway International Value Select Fund
JNL/WCM Focused International Equity Fund
JNL/T. Rowe Price Value Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Managed Aggressive Growth Fund

JNL/JPMorgan Managed Aggressive Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/JPMorgan Managed Aggressive Growth Fund (Class I)	15.07%	7.93%	10.14%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
Morningstar® Aggressive Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	20.43%	9.59%	9.99%
63% S&P 500 Index, 27% Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net), 10% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	20.48%	11.54%	11.64%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,081,850
Number of Investments:	29
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	1,839

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	62.6
International Equity	21.9
Emerging Markets Equity	5.5
Domestic Fixed Income	5.1
Alternative	4.9
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

44

JNL/JPMorgan Managed Conservative Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Conservative Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$17	0.16%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan Managed Conservative Fund underperformed the Morningstar® Conservative Target Risk IndexSM by posting a return of 9.59% for Class I shares compared to 10.40% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion

Performance Attribution
Holdings
Top Contributor(s)
JNL/DoubleLine Total Return Fund
JNL/DoubleLine Core Fixed Income Fund
JNL/Causeway International Value Select Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Managed Conservative Fund

JNL/JPMorgan Managed Conservative Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/JPMorgan Managed Conservative Fund (Class I)	9.59%	2.24%	3.64%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.72%
Morningstar® Conservative Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	10.40%	1.81%	3.58%
80% Bloomberg U.S. Aggregate Index, 14.30% S&P 500 Index, 5.70% Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	10.13%	2.28%	4.01%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	639,499
Number of Investments:	31
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	686

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	67.6
Domestic Equity	14.3
Alternative	8.1
International Equity	4.6
Global Fixed Income	4.2
Emerging Markets Equity	1.2
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

46

JNL/JPMorgan Managed Growth Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan Managed Growth Fund underperformed the Morningstar® Moderately Aggressive Target Risk IndexSM by posting a return of 14.26% for Class I shares compared to 18.45% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to growth based funds

Performance Attribution
Holdings
Top Contributor(s)
JNL/Causeway International Value Select Fund
JNL/T. Rowe Price Established Growth Fund
JNL/WCM Focused International Equity Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Managed Growth Fund

JNL/JPMorgan Managed Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/JPMorgan Managed Growth Fund (Class I)	14.26%	7.09%	9.26%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
Morningstar® Moderately Aggressive Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	18.45%	7.94%	8.79%
56% S&P 500 Index, 20% Bloomberg U.S. Aggregate Index, 24% Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	18.98%	10.21%	10.58%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,938,546
Number of Investments:	31
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	3,318

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	55.7
International Equity	19.6
Domestic Fixed Income	15.0
Alternative	4.9
Emerging Markets Equity	4.8
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

48

JNL/JPMorgan Managed Moderate Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Moderate Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan Managed Moderate Fund underperformed the Morningstar® Moderately Conservative Target Risk IndexSM by posting a return of 11.17% for Class I shares compared to 12.87% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads

Performance Attribution
Holdings
Top Contributor(s)
JNL/Causeway International Value Select Fund
JNL/William Blair International Leaders Fund
JNL/DoubleLine Total Return Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Managed Moderate Fund

JNL/JPMorgan Managed Moderate Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/JPMorgan Managed Moderate Fund (Class I)	11.17%	3.79%	5.47%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.72%
Morningstar® Moderately Conservative Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	12.87%	4.06%	5.60%
60% Bloomberg U.S. Aggregate Index, 28% S&P 500 Index, 12% Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	13.07%	4.90%	6.23%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,598,398
Number of Investments:	36
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,478

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	49.9
Domestic Equity	27.9
International Equity	9.6
Alternative	7.1
Global Fixed Income	3.0
Emerging Markets Equity	2.5
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

50

JNL/JPMorgan Managed Moderate Growth Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan Managed Moderate Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$15	0.14%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan Managed Moderate Growth Fund underperformed the Morningstar® Moderate Target Risk IndexSM by posting a return of 12.59% for Class I shares compared to 15.95% for the Index. The underperformance was driven primarily by negative manager selection within domestic equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads

Performance Attribution
Holdings
Top Contributor(s)
JNL/Causeway International Value Select Fund
JNL/T. Rowe Price Established Growth Fund
JNL/WCM Focused International Equity Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Managed Moderate Growth Fund

JNL/JPMorgan Managed Moderate Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/JPMorgan Managed Moderate Growth Fund (Class I)	12.59%	5.44%	7.28%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
Morningstar® Moderate Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	15.95%	5.95%	7.18%
42% S&P 500 Index, 18% Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.01%	7.55%	8.43%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,583,104
Number of Investments:	34
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	3,069

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	41.8
Domestic Fixed Income	33.0
International Equity	14.7
Alternative	7.0
Emerging Markets Equity	3.5
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

52

JNL/American Funds Growth Allocation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/American Funds Growth Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$36	0.33%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Growth Allocation Fund outperformed the Morningstar® Moderately Aggressive Target Risk IndexSM by posting a return of 18.86% for Class I shares compared to 18.45% for the Index. The outperformance was driven primarily by an overweight to large cap U.S. equities.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to growth based funds

Performance Attribution
Holdings
Top Contributor(s)
American Funds Investment Company of America Fund
American Funds International Growth and Income Fund
American Funds EuroPacific Growth Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Growth Allocation Fund

JNL/American Funds Growth Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/American Funds Growth Allocation Fund (Class I)	18.86%	7.84%	9.75%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
Morningstar® Moderately Aggressive Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	18.45%	7.94%	8.79%
80% Morningstar® Global Target Market Exposure IndexSM (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	19.18%	8.89%	9.37%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,320,084
Number of Investments:	16
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	7,248

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	46.6
International Equity	16.2
Domestic Fixed Income	15.8
Global Equity	13.2
Emerging Markets Equity	6.8
Emerging Markets Fixed Income	1.4
Total Net Assets	100.0

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy to no longer maintain a portfolio of intermediate duration within investment grade debt and to update the range of securities markets exposure for the securities issued by companies located in countries outside the United States in which some of the Fund's diversified group of other funds (“Underlying Funds”) may invest. As a result, some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States that include a range of developing (previously developed) and emerging market countries, and the Fund's investment adviser, Jackson National Asset Management, LLC, no longer seeks to maintain a portfolio of intermediate duration within investment grade debt.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

54

JNL/American Funds Moderate Allocation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/American Funds Moderate Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Moderate Allocation Fund outperformed the Morningstar® Moderately Conservative Target Risk IndexSM by posting a return of 13.54% for Class I shares compared to 12.87% for the Index. The outperformance was driven primarily by an overweight to large cap U.S. equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads

Performance Attribution
Holdings
Top Contributor(s)
American Funds Investment Company of America Fund
American Funds International Growth and Income Fund
American Funds Insurance Series - Washington Mutual Investors Fund
Top Detractor(s)
American Funds SMALLCAP World Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Moderate Allocation Fund

JNL/American Funds Moderate Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (October 21, 2024)
JNL/American Funds Moderate Allocation Fund (Class I)	13.54%	9.52%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	4.57%
Morningstar® Moderately Conservative Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	12.87%	8.66%
40% Morningstar® Global Target Market Exposure IndexSM (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.17%	9.33%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	64,307
Number of Investments:	15
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	58

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	53.9
Domestic Equity	23.6
International Equity	7.8
Global Equity	6.8
Emerging Markets Fixed Income	4.5
Emerging Markets Equity	3.4
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

56

JNL/American Funds Moderate Growth Allocation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/American Funds Moderate Growth Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.34%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/American Funds Moderate Growth Allocation Fund outperformed the Morningstar® Moderate Target Risk IndexSM by posting a return of 16.63% for Class I shares compared to 15.95% for the Index. The outperformance was driven primarily by an overweight to large cap U.S. equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads

Performance Attribution
Holdings
Top Contributor(s)
American Funds Investment Company of America Fund
American Funds International Growth and Income Fund
American Funds EuroPacific Growth Fund
Top Detractor(s)
American Funds SMALLCAP World Fund

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/American Funds Moderate Growth Allocation Fund

JNL/American Funds Moderate Growth Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/American Funds Moderate Growth Allocation Fund (Class I)	16.63%	6.04%	7.79%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
Morningstar® Moderate Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	15.95%	5.95%	7.18%
60% Morningstar® Global Target Market Exposure IndexSM (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.16%	6.57%	7.53%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,480,758
Number of Investments:	15
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	4,521

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	36.3
Domestic Fixed Income	32.8
International Equity	12.3
Global Equity	10.2
Emerging Markets Equity	5.4
Emerging Markets Fixed Income	3.0
Total Net Assets	100.0

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy to no longer maintain a portfolio of intermediate duration within investment grade debt and to update the range of securities markets exposure for the securities issued by companies located in countries outside the United States in which some of the Fund's diversified group of other funds (“Underlying Funds”) may invest. As a result, some of the Underlying Funds may invest in securities issued by companies located in countries outside the United States that include a range of developing (previously developed) and emerging market countries, and the Fund's investment adviser, Jackson National Asset Management, LLC, no longer seeks to maintain a portfolio of intermediate duration within investment grade debt.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

58

JNL Growth ETF Allocation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Growth ETF Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Growth ETF Allocation Fund underperformed the Morningstar® Moderately Aggressive Target Risk IndexSM by posting a return of 16.97% for Class I shares compared to 18.45% for the Index. The underperformance was driven primarily by an underweight to international equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to emerging markets equities which rose on multiple expansion and earnings growth
Top Market Detractor(s) to Performance
w	exposure to quality-themed ETFs

Performance Attribution
Holdings
Top Contributor(s)
iShares Core MSCI EAFE ETF
iShares Core MSCI Emerging Markets ETF
iShares Core S&P 500 ETF
Top Detractor(s)
iShares Core S&P Small Cap ETF
iShares MSCI USA Quality Factor ETF

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Growth ETF Allocation Fund

JNL Growth ETF Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL Growth ETF Allocation Fund (Class I)	16.97%	7.91%	8.37%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
Morningstar® Moderately Aggressive Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	18.45%	7.94%	8.79%
80% Morningstar® Global Target Market Exposure IndexSM (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	19.18%	8.89%	9.37%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	407,345
Number of Investments:	23
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	747

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	53.1
International Equity	17.6
Domestic Fixed Income	14.6
Emerging Markets Equity	10.2
Securities Lending Collateral	6.2
Global Equity	3.1
Emerging Markets Fixed Income	1.4
Total Net Assets	106.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

60

JNL Moderate ETF Allocation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Moderate ETF Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$37	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Moderate ETF Allocation Fund underperformed the Morningstar® Moderately Conservative Target Risk IndexSM by posting a return of 12.48% for Class I shares compared to 12.87% for the Index. The underperformance was driven primarily by an underweight to international equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
Top Market Detractor(s) to Performance
w	exposure to quality-themed ETFs

Performance Attribution
Holdings
Top Contributor(s)
iShares Core U.S. Aggregate Bond ETF
iShares Core MSCI Emerging Markets ETF
iShares Core S&P 500 ETF
Top Detractor(s)
iShares Core S&P Small Cap ETF
iShares MSCI USA Quality Factor ETF
Foreign Currency

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Moderate ETF Allocation Fund

JNL Moderate ETF Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL Moderate ETF Allocation Fund (Class I)	12.48%	4.50%	5.30%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.72%
Morningstar® Moderately Conservative Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	12.87%	4.06%	5.60%
40% Morningstar® Global Target Market Exposure IndexSM (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.17%	4.26%	5.64%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	227,118
Number of Investments:	25
Portfolio Turnover (%):	55
Total Advisory Fees Paid ($):	417

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	51.3
Domestic Equity	30.3
International Equity	8.6
Securities Lending Collateral	7.0
Emerging Markets Equity	6.3
Emerging Markets Fixed Income	3.5
Short Term Investments	0.1
Total Net Assets	107.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

62

JNL Moderate Growth ETF Allocation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Moderate Growth ETF Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.35%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Moderate Growth ETF Allocation Fund underperformed the Morningstar® Moderate Target Risk IndexSM by posting a return of 15.01% for Class I shares compared to 15.95% for the Index. The underperformance was driven primarily by an underweight to international equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
Top Market Detractor(s) to Performance
w	exposure to quality-themed ETFs

Performance Attribution
Holdings
Top Contributor(s)
iShares Core S&P 500 ETF
iShares Core MSCI EAFE ETF
iShares Core MSCI Emerging Markets ETF
Top Detractor(s)
iShares Core S&P Small Cap ETF
iShares MSCI USA Quality Factor ETF
Cash Management

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Moderate Growth ETF Allocation Fund

JNL Moderate Growth ETF Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL Moderate Growth ETF Allocation Fund (Class I)	15.01%	6.22%	6.93%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
Morningstar® Moderate Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	15.95%	5.95%	7.18%
60% Morningstar® Global Target Market Exposure IndexSM (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.16%	6.57%	7.53%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	357,957
Number of Investments:	26
Portfolio Turnover (%):	60
Total Advisory Fees Paid ($):	673

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	41.5
Domestic Fixed Income	32.4
International Equity	13.6
Emerging Markets Equity	8.3
Securities Lending Collateral	6.9
Emerging Markets Fixed Income	2.2
Global Equity	2.1
Short Term Investments	0.0
Total Net Assets	107.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

64

JNL/Vanguard Growth ETF Allocation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Vanguard Growth ETF Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.22%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Vanguard Growth ETF Allocation Fund underperformed the Morningstar® Moderately Aggressive Target Risk IndexSM by posting a return of 16.58% for Class I shares compared to 18.45% for the Index. The underperformance was driven primarily by an underweight to international equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to emerging markets equities which rose on multiple expansion and earnings growth

Performance Attribution
Holdings
Top Contributor(s)
Vanguard FTSE Developed Markets ETF
Vanguard Total Stock Market ETF
Vanguard Growth ETF
Top Detractor(s)
Cash Management

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Vanguard Growth ETF Allocation Fund

JNL/Vanguard Growth ETF Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Vanguard Growth ETF Allocation Fund (Class I)	16.58%	7.63%	8.59%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
Morningstar® Moderately Aggressive Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	18.45%	7.94%	8.79%
80% Morningstar® Global Target Market Exposure IndexSM (Net), 20% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	19.18%	8.89%	9.37%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,121,839
Number of Investments:	19
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	3,867

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	58.1
International Equity	18.2
Domestic Fixed Income	14.8
Emerging Markets Equity	7.2
Securities Lending Collateral	3.7
Emerging Markets Fixed Income	1.7
Short Term Investments	0.1
Total Net Assets	103.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

66

JNL/Vanguard Moderate ETF Allocation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Vanguard Moderate ETF Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$23	0.22%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Vanguard Moderate ETF Allocation Fund underperformed the Morningstar® Moderately Conservative Target Risk IndexSM by posting a return of 12.18% for Class I shares compared to 12.87% for the Index. The underperformance was driven primarily by an underweight to international equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar

Performance Attribution
Holdings
Top Contributor(s)
Vanguard FTSE Developed Markets ETF
Vanguard Total Stock Market ETF
Vanguard Mortgage-Backed Securities ETF
Top Detractor(s)
Cash Management

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Vanguard Moderate ETF Allocation Fund

JNL/Vanguard Moderate ETF Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Vanguard Moderate ETF Allocation Fund (Class I)	12.18%	4.26%	5.42%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.72%
Morningstar® Moderately Conservative Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	12.87%	4.06%	5.60%
40% Morningstar® Global Target Market Exposure IndexSM (Net), 60% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.17%	4.26%	5.64%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	574,178
Number of Investments:	19
Portfolio Turnover (%):	13
Total Advisory Fees Paid ($):	1,121

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Fixed Income	50.8
Domestic Equity	33.6
International Equity	7.8
Securities Lending Collateral	7.6
Emerging Markets Fixed Income	4.0
Emerging Markets Equity	3.9
Short Term Investments	0.0
Total Net Assets	107.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

68

JNL/Vanguard Moderate Growth ETF Allocation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Vanguard Moderate Growth ETF Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.23%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Vanguard Moderate Growth ETF Allocation Fund underperformed the Morningstar® Moderate Target Risk IndexSM by posting a return of 14.62% for Class I shares compared to 15.95% for the Index. The underperformance was driven primarily by an underweight to international equities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads

Performance Attribution
Holdings
Top Contributor(s)
Vanguard FTSE Developed Markets ETF
Vanguard Total Stock Market ETF
Vanguard Growth ETF
Top Detractor(s)
Cash Management

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Vanguard Moderate Growth ETF Allocation Fund

JNL/Vanguard Moderate Growth ETF Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Vanguard Moderate Growth ETF Allocation Fund (Class I)	14.62%	6.02%	7.05%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
Morningstar® Moderate Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	15.95%	5.95%	7.18%
60% Morningstar® Global Target Market Exposure IndexSM (Net), 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.16%	6.57%	7.53%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	987,699
Number of Investments:	19
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,910

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Domestic Equity	46.9
Domestic Fixed Income	31.4
International Equity	13.4
Emerging Markets Equity	5.4
Emerging Markets Fixed Income	2.9
Securities Lending Collateral	2.5
Short Term Investments	0.2
Total Net Assets	102.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

70

JNL Bond Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Bond Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$8	0.08%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Bond Index Fund underperformed the Bloomberg U.S. Aggregate Index by posting a return of 7.17% for Class I shares compared to 7.30% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to short and intermediate duration Treasury notes
w	exposure to agency mortgage-backed securities
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads

Performance Attribution
Holdings
Top Contributor(s)
Treasury Note, United States Department of
Treasury Note, United States Department of
Treasury Note, United States Department of
Top Detractor(s)
Warnermedia Holdings, Inc.
Federal National Mortgage Association, Inc.
Federal National Mortgage Association, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Bond Index Fund

JNL Bond Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 26, 2021)
JNL Bond Index Fund (Class I)	7.17%	0.02%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	0.14%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,049,234
Number of Investments:	3,442
Portfolio Turnover (%):	88
Total Advisory Fees Paid ($):	724

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Government Securities	47.7
U.S. Government Agency MBS	25.0
Financials	8.9
Other Short Term Investments	4.5
Health Care	2.6
Utilities	2.4
Industrials	1.9
Information Technology	1.9
Energy	1.8
Communication Services	1.8
Other Sectors	6.3
Total Net Assets	104.8
Short Investments
U.S. Government Agency MBS	(0.2)
Total Net Assets	(0.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

72

JNL Emerging Markets Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Emerging Markets Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$19	0.16%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Emerging Markets Index Fund outperformed the Morningstar® Emerging Markets Target Market Exposure IndexSM (Net) by posting a return of 31.66% for Class I shares compared to 31.62% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to China, Taiwan and Hong Kong equities
w	exposure to South Korean equities
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to software and services companies
w	exposure to consumer services
w	exposure to Saudi Arabian equities

Performance Attribution
Holdings
Top Contributor(s)
Taiwan Semiconductor Manufacturing Company Limited
Samsung Electronics Co., Ltd.
SK Hynix Inc.
Top Detractor(s)
Meituan
Infosys Limited
Yageo Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Emerging Markets Index Fund

JNL Emerging Markets Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 26, 2021)
JNL Emerging Markets Index Fund (Class I)	31.66%	3.07%
Morningstar® Emerging Markets Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.62%	3.71%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	930,603
Number of Investments:	1,499
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	1,212

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	27.9
Financials	21.7
Consumer Discretionary	11.9
Communication Services	8.9
Industrials	8.0
Materials	6.7
Energy	4.0
Consumer Staples	3.6
Health Care	3.1
Utilities	2.7
Other Sectors	4.1
Total Net Assets	102.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

74

JNL International Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL International Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.10%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL International Index Fund outperformed the Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net) by posting a return of 32.13% for Class I shares compared to 31.61% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to banks
w	exposure to Japanese equities
Top Market Detractor(s) to Performance
w	exposure to Danish companies
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
ASML Holding N.V.
Banco Santander, S.A.
HSBC Holdings PLC
Top Detractor(s)
Novo Nordisk A/S
CSL Limited
Recruit Holdings Co., Ltd.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL International Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 26, 2021)
JNL International Index Fund (Class I)	32.13%	7.93%
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.61%	7.97%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL International Index Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,088,098
Number of Investments:	670
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	2,596

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	25.3
Industrials	18.7
Health Care	11.3
Consumer Discretionary	9.8
Information Technology	7.9
Consumer Staples	7.3
Materials	5.7
Communication Services	4.0
Utilities	3.6
Energy	3.2
Other Sectors	5.3
Total Net Assets	102.1
Short Investments
Derivative Instruments	(1.8)
Total Net Assets	(1.8)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

76

JNL Mid Cap Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Mid Cap Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.10%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Mid Cap Index Fund underperformed the S&P MidCap 400® Index by posting a return of 7.41% for Class I shares compared to 7.50% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to capital goods companies
w	exposure to technology hardware and equipment companies
Top Market Detractor(s) to Performance
w	exposure to software and services companies
w	exposure to consumer discretionary distribution and retail companies
w	exposure to consumer services

Performance Attribution
Holdings
Top Contributor(s)
Ciena Corporation
Comfort Systems USA, Inc.
Lumentum Holdings Inc.
Top Detractor(s)
Sarepta Therapeutics, Inc.
Avantor, Inc.
Nutanix, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Mid Cap Index Fund

JNL Mid Cap Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 26, 2021)
JNL Mid Cap Index Fund (Class I)	7.41%	5.59%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	11.36%
S&P MidCap 400® Index (reflects no deduction for fees, expenses, or taxes)	7.50%	5.67%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). The “S&P MidCap 400®” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company and its Affiliates.
For additional information regarding the licensing arrangements with SPDJI and Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,254,155
Number of Investments:	405
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	2,630

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	23.4
Financials	16.6
Information Technology	13.9
Consumer Discretionary	11.5
Health Care	8.8
Real Estate	6.3
Materials	5.4
Consumer Staples	4.3
Energy	3.9
Utilities	3.3
Other Sectors	3.6
Total Net Assets	101.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

78

JNL Small Cap Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Small Cap Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.10%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Small Cap Index Fund outperformed the S&P SmallCap 600® Index by posting a return of 6.06% for Class I shares compared to 6.02% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to capital goods companies
w	exposure to technology hardware and equipment companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to consumer services
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
SanDisk LLC
Kratos Defense & Security Solutions, Inc.
Sterling Infrastructure, Inc.
Top Detractor(s)
Robert Half Inc.
SPS Commerce, Inc.
Inspire Medical Systems, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Small Cap Index Fund

JNL Small Cap Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 26, 2021)
JNL Small Cap Index Fund (Class I)	6.06%	3.45%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	11.36%
S&P SmallCap 600® Index (reflects no deduction for fees, expenses, or taxes)	6.02%	3.51%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). The “S&P SmallCap 600®” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company and its Affiliates.
For additional information regarding the licensing arrangements with SPDJI and Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,358,940
Number of Investments:	609
Portfolio Turnover (%):	36
Total Advisory Fees Paid ($):	1,874

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	18.4
Industrials	16.9
Information Technology	13.9
Consumer Discretionary	13.3
Health Care	12.1
Real Estate	7.2
Materials	5.3
Energy	4.5
Communication Services	2.9
Consumer Staples	2.4
Other Sectors	4.6
Total Net Assets	101.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

80

JNL Multi-Manager Alternative Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Multi-Manager Alternative Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$197	1.88%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Multi-Manager Alternative Fund outperformed the Wilshire Liquid Alternative IndexSM by posting a return of 9.79% for Class I shares compared to 6.04% for the Index. The outperformance was driven by positive selection within the private fund, relative value, and event driven sleeves.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to private equity
w	exposure to convertible arbitrage strategies
Top Market Detractor(s) to Performance
w	exposure to long/short equity strategies

Performance Attribution
Holdings
Top Contributor(s)
WCM Partners Fund
Alphabet Inc.
Western Digital Corporation
Top Detractor(s)
Seagate Technology Holdings Public Limited Company
Western Digital Corporation
Lumentum Holdings Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Alternative Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL Multi-Manager Alternative Fund (Class I)	9.79%	4.52%	4.48%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.72%
Wilshire Liquid Alternative IndexSM (reflects no deduction for fees, expenses, or taxes)	6.04%	3.06%	2.68%

Wilshire® is a registered trademark owned by Wilshire Advisors LLC and used under license and the Wilshire IndexesSM indexes, and Wilshire Liquid Alternative IndexSM are service marks owned or licensed by Wilshire OpCo UK Limited or Wilshire Benchmarks US LLC (together “Wilshire IndexesSM”) and have been licensed for use by Jackson National Asset Management, LLC (“JNAM”). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”) and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM. For additional information regarding these licensing arrangements with Wilshire Indexes and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL Multi-Manager Alternative Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	962,546
Number of Investments:	1,230
Portfolio Turnover (%):	165
Total Advisory Fees Paid ($):	9,914

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Other Short Term Investments	28.3
Information Technology	17.0
Communication Services	13.2
Financials	12.4
Private Investment Funds	11.8
Health Care	8.6
Industrials	8.0
Non-U.S. Government Agency ABS	7.9
Consumer Discretionary	7.8
U.S. Government Agency MBS	4.7
Other Sectors	10.5
Total Net Assets	130.2
Short Investments
Information Technology	(11.1)
Investment Companies	(6.0)
Consumer Discretionary	(3.4)
Derivative Instruments	(2.4)
Industrials	(2.3)
Health Care	(1.5)
Government Securities	(1.3)
Financials	(1.1)
Materials	(0.5)
Communication Services	(0.4)
Other Sectors	(0.4)
Total Net Assets	(30.4)

How has the fund changed?

Effective from March 10, 2025 to April 28, 2025, the Fund’s investment adviser voluntarily waived a varying portion of the Fund's management fee in an amount equivalent to the management fee paid indirectly by the Fund attributable to its investment in WCM Partners L.P. Effective April 28, 2025, the Fund’s investment adviser converted the temporary management fee waiver to a contractual management fee waiver. As a result, 0.08% of advisory fees were waived during the period and none of the waived management fees can be recaptured by the investment adviser.

Effective April 28, 2025, the Fund changed its principal investment strategy for the portion of the Fund’s assets allocated to Boston Partners Global Investors, Inc. (“Boston Partners”) to limit the sub-investment advisory services provided by Boston Partners to certain securities that were issued by or that provide exposure to Russian companies. As a result, it is contemplated that the duration of Boston Partners’ involvement in managing these investments will be for however long it takes the Fund to exit such investments.

Effective June 5, 2025, the Fund changed its principal investment strategy to permit investments in other funds, which will be primarily in private funds or other pooled investment vehicles that would qualify as “investment companies” under the Investment Company Act of 1940, as amended (the "1940 Act"), but for Sections 3(c)(1) or 3(c)(7) of the 1940 Act (“Private Funds”). As a result, the Fund's investment adviser, Jackson National Asset Management, LLC, may allocate up to 10% of the Fund’s total assets in Private Funds. In connection with this change, the Fund revised its principal risks to list “private funds risk" and "valuation risk" as principal risks associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?
Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information
If you have questions regarding electronic delivery, please scan the QR code.

82

JNL Multi-Manager Emerging Markets Equity Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Multi-Manager Emerging Markets Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$103	0.92%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Multi-Manager Emerging Markets Equity Fund underperformed the Morningstar® Emerging Markets IndexSM (Net) by posting a return of 24.59% for Class I shares compared to 29.76% for the Index. Fund underperformance was driven by an underweight to Asian technology stocks and selection within the communication services sector.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to China, Taiwan and Hong Kong equities
w	exposure to Brazilian equities
Top Market Detractor(s) to Performance
w	exposure to Indonesian equities
w	exposure to consumer services
w	exposure to household & personal products companies

Performance Attribution
Holdings
Top Contributor(s)
Taiwan Semiconductor Manufacturing Company Limited
SK Hynix Inc.
Samsung Electronics Co., Ltd.
Top Detractor(s)
Computer Age Management Services Private Limited
Oracle Financial Services Software Limited
PT. Bank Central Asia Tbk

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Emerging Markets Equity Fund

JNL Multi-Manager Emerging Markets Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL Multi-Manager Emerging Markets Equity Fund (Class I)	24.59%	1.97%	6.02%
Morningstar® Emerging Markets IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	29.76%	4.76%	8.66%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,404,165
Number of Investments:	262
Portfolio Turnover (%):	60
Total Advisory Fees Paid ($):	9,332

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	24.5
Information Technology	18.5
Industrials	15.1
Consumer Discretionary	9.8
Communication Services	6.9
Materials	5.4
Consumer Staples	5.2
Utilities	3.8
Energy	3.6
Other Short Term Investments	2.7
Other Sectors	4.5
Total Net Assets	100.0
Short Investments
Derivative Instruments	(0.0)
Total Net Assets	(0.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

84

JNL Multi-Manager Floating Rate Income Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Multi-Manager Floating Rate Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.64%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Multi-Manager Floating Rate Income Fund underperformed the Morningstar® LSTA US Leveraged Loan IndexSM by posting a return of 4.13% for Class I shares compared to 5.90% for the Index. Fund underperformance was driven primarily by negative loan selection within producer manufacturing and process industries.

Top Market Contributor(s) to Performance
w	broad exposure to broadly syndicated loans, which benefited from high coupons and tighter credit spreads
w	broad exposure to single-B rated broadly syndicated loans
w	moderate exposure to high yield corporate bonds
Top Market Detractor(s) to Performance
w	exposure to auto part broadly syndicated loans
w	exposure to container/packaging broadly syndicated loans
w	exposure to specialty chemical broadly syndicated loans

Performance Attribution
Holdings
Top Contributor(s)
Kleopatra Finco S.a r.l.
Altice France S.A.
Allen Media, LLC
Top Detractor(s)
First Brands Group, LLC
Klockner-Pentaplast of America, Inc.
First Brands Group, LLC

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Floating Rate Income Fund

JNL Multi-Manager Floating Rate Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL Multi-Manager Floating Rate Income Fund (Class I)	4.13%	4.99%	4.13%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.72%
Morningstar® LSTA US Leveraged Loan IndexSM (reflects no deduction for fees, expenses, or taxes)	5.90%	6.42%	5.48%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	927,011
Number of Investments:	807
Portfolio Turnover (%):	52
Total Advisory Fees Paid ($):	4,775

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	26.0
Information Technology	15.7
Communication Services	12.2
Financials	11.0
Consumer Discretionary	9.8
Health Care	6.0
Other Short Term Investments	4.9
Energy	3.7
Consumer Staples	3.5
Materials	3.5
Other Sectors	3.7
Total Net Assets	100.0

How has the fund changed?

Effective April 28, 2025, the Fund revised its principal risks to list “distressed debt risk” as a principal risk associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

86

JNL Multi-Manager International Small Cap Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Multi-Manager International Small Cap Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	0.90%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Multi-Manager International Small Cap Fund underperformed the Morningstar® Global ex-US Small Cap Target Market Exposure IndexSM (Net) by posting a return of 25.88% for Class I shares compared to 30.29% for the Index. The primary driver of underperformance was an overweight to communication services companies and negative selection within Japanese equities.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to paper & plastic packaging products & materials
w	exposure to Indian equities
Top Market Detractor(s) to Performance
w	exposure to Indian equities
w	exposure to Swedish companies
w	exposure to software and services companies

Performance Attribution
Holdings
Top Contributor(s)
Celestica Inc.
Unipol Gruppo S.p.A.
Exosens
Top Detractor(s)
Docebo Canada Inc.
Trustpilot Group PLC
Soitec

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager International Small Cap Fund

JNL Multi-Manager International Small Cap Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (August 13, 2018)
JNL Multi-Manager International Small Cap Fund (Class I)	25.88%	5.66%	8.82%
Morningstar® Global ex-US Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.87%	8.05%	8.10%
Morningstar® Global ex-US Small Cap Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	30.29%	6.18%	6.54%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	695,479
Number of Investments:	238
Portfolio Turnover (%):	116
Total Advisory Fees Paid ($):	4,985

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	23.9
Financials	14.2
Information Technology	13.4
Materials	10.1
Consumer Discretionary	9.6
Communication Services	7.7
Health Care	6.1
Utilities	3.6
Consumer Staples	3.5
Real Estate	3.2
Other Sectors	5.9
Total Net Assets	101.2
Short Investments
Derivative Instruments	(0.4)
Total Net Assets	(0.4)

How has the fund changed?

Effective August 28, 2025, Baillie Gifford Overseas Limited (“BGO”) was terminated as investment sub-adviser to a strategy of the Fund. In connection with this change, effective from May 22, 2025 to August 28, 2025, the Fund’s investment adviser voluntarily waived 0.01% of the Fund’s management fee, an amount equivalent to the sub-advisory fees attributable to BGO during that time period.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

88

JNL Multi-Manager Mid Cap Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Multi-Manager Mid Cap Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.77%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Multi-Manager Mid Cap Fund underperformed the Morningstar® US Mid Cap IndexSM by posting a return of 2.13% for Class I shares compared to 10.12% for the Index. Fund underperformance was driven by negative stock selection across multiple sectors, including communication services, financials, consumer discretionary, information technology and industrials.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to capital goods companies
Top Market Detractor(s) to Performance
w	exposure to media & entertainment
w	exposure to consumer discretionary distribution and retail companies
w	exposure to software and services companies

Performance Attribution
Holdings
Top Contributor(s)
Amphenol Corporation
Cloudflare, Inc.
Celsius Holdings, Inc.
Top Detractor(s)
The Trade Desk, Inc.
Freshpet, Inc.
Gartner, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Mid Cap Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL Multi-Manager Mid Cap Fund (Class I)	2.13%	5.21%	8.24%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.16%
Morningstar® US Mid Cap IndexSM (reflects no deduction for fees, expenses, or taxes)	10.12%	8.91%	10.86%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL Multi-Manager Mid Cap Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,154,431
Number of Investments:	231
Portfolio Turnover (%):	85
Total Advisory Fees Paid ($):	7,499

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	21.4
Financials	16.0
Information Technology	14.9
Health Care	12.7
Consumer Discretionary	12.6
Consumer Staples	7.0
Materials	3.9
Communication Services	3.0
Real Estate	3.0
Other Short Term Investments	1.9
Other Sectors	3.6
Total Net Assets	100.0

How has the fund changed?

Effective June 5, 2025, River Road Asset Management, LLC (“River Road”) was appointed as investment sub-adviser to a new strategy of the Fund (the “River Road Strategy”). In connection with the appointment of River Road as sub-adviser, the Fund’s principal investment strategy changed to include the River Road Strategy and investments in real estate investment trusts ("REITs"). As a result of these changes, the Fund revised its principal risks to list “managed portfolio risk” and "REIT investment risk" as principal risks associated with investing in the Fund.

Effective July 1, 2025, the Fund's investment adviser voluntarily waived 0.025% of management fees on the Fund’s net assets up to $1 billion and 0.020% on net assets over $1 billion, and the Fund's management fee rate and total expense ratio each decreased by 0.02%. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

Effective August 28, 2025, Nuance Investments, LLC was terminated as investment sub-adviser to a strategy of the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

90

JNL Multi-Manager Small Cap Growth Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Multi-Manager Small Cap Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.67%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Multi-Manager Small Cap Growth Fund underperformed the Morningstar® US Small Cap Broad Growth Extended IndexSM by posting a return of 3.87% for Class I shares compared to 13.12% for the Index. Fund underperformance was driven primarily by negative stock selection within the information technology, industrial and financial sectors.

Top Market Contributor(s) to Performance
w	exposure to capital goods companies
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to software and services companies
w	exposure to financial companies
w	exposure to consumer discretionary distribution and retail companies

Performance Attribution
Holdings
Top Contributor(s)
Karman Holdings Inc.
Exact Sciences Corporation
Mercury Systems, Inc.
Top Detractor(s)
Freshpet, Inc.
Inspire Medical Systems, Inc.
AAON, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Small Cap Growth Fund

JNL Multi-Manager Small Cap Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL Multi-Manager Small Cap Growth Fund (Class I)	3.87%	-0.99%	9.71%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Small Cap Broad Growth Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	13.12%	4.22%	9.92%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,205,955
Number of Investments:	448
Portfolio Turnover (%):	78
Total Advisory Fees Paid ($):	12,883

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	26.0
Information Technology	21.8
Health Care	20.6
Consumer Discretionary	11.8
Financials	8.8
Consumer Staples	3.0
Communication Services	2.1
Other Short Term Investments	1.9
Energy	1.6
Securities Lending Collateral	1.5
Other Sectors	2.5
Total Net Assets	101.6

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy for the portion of the Fund’s assets allocated to BAMCO, Inc. ("BAMCO”) (the "Baron Strategy"), to eliminate restrictions on equity securities of U.S. small-sized growth companies, in which the Baron Strategy primarily invests, that limited such securities to being in the form of common stock and long-term investments. As a result, under normal circumstances, BAMCO constructs the Baron Strategy by investing primarily in equity securities of U.S. small-sized growth companies.

Effective April 28, 2025, the Fund changed its principal investment strategy for the portion of the Fund’s assets allocated to Granahan Investment Management, LLC ("GIM") (the "GIM Strategy") to eliminate GIM's blended Small Cap Advantage strategy within the overall GIM Strategy. As part of this change, the Small Cap Discoveries strategy, one of the two unique strategies blended within the Small Cap Advantage strategy was also eliminated. As a result, GIM constructs the GIM Strategy by blending their Small Cap Focused Growth strategy and their Small Cap Select strategy.

Effective August 28, 2025, Victory Capital Management Inc. was terminated as investment sub-adviser to a strategy of the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

92

JNL Multi-Manager Small Cap Value Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Multi-Manager Small Cap Value Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.77%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Multi-Manager Small Cap Value Fund underperformed the Morningstar® US Small Cap Broad Value Extended IndexSM by posting a return of 3.01% for Class I shares compared to 10.48% for the Index. Fund underperformance was driven by negative stock selection across multiple sectors, with financials, health care, consumer discretionary, industrials and real estate sectors being the leading detractors.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to capital goods companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to consumer discretionary distribution and retail companies
w	exposure to food beverage & tobacco

Performance Attribution
Holdings
Top Contributor(s)
Modine Manufacturing Company
Hecla Mining Company
Silicon Motion, Inc.
Top Detractor(s)
Insperity, Inc.
Atlas Energy Solutions Inc.
American Woodmark Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager Small Cap Value Fund

JNL Multi-Manager Small Cap Value Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL Multi-Manager Small Cap Value Fund (Class I)	3.01%	8.32%	8.90%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Small Cap Broad Value Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	10.48%	10.32%	9.50%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,719,984
Number of Investments:	275
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	11,785

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	24.1
Financials	22.1
Consumer Discretionary	11.3
Health Care	11.2
Information Technology	11.0
Materials	4.5
Real Estate	3.6
Energy	3.1
Consumer Staples	3.0
Utilities	2.6
Other Sectors	4.0
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

94

JNL Multi-Manager U.S. Select Equity Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL Multi-Manager U.S. Select Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.68%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL Multi-Manager U.S. Select Equity Fund underperformed the Morningstar® US Target Market Exposure IndexSM by posting a return of 16.39% for Class I shares compared to 17.80% for the Index. The underperformance was primarily driven by an underweight to information technology and overweights to consumer staples and utilities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to capital goods companies
w	exposure to software and services companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to energy companies
w	exposure to consumer staples distribution and retail companies

Performance Attribution
Holdings
Top Contributor(s)
AppLovin Corporation
Robinhood Markets, Inc.
Siemens Energy AG
Top Detractor(s)
UnitedHealth Group Incorporated
Freshpet, Inc.
Datadog, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL Multi-Manager U.S. Select Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (November 15, 2022)
JNL Multi-Manager U.S. Select Equity Fund (Class I)	16.39%	22.83%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	21.02%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL Multi-Manager U.S. Select Equity Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,394,091
Number of Investments:	92
Portfolio Turnover (%):	107
Total Advisory Fees Paid ($):	6,491

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	17.7
Financials	15.7
Health Care	13.8
Industrials	12.0
Consumer Staples	9.5
Consumer Discretionary	7.9
Utilities	7.4
Communication Services	6.2
Real Estate	3.0
Energy	2.7
Other Sectors	5.0
Total Net Assets	100.9

How has the fund changed?

Effective April 28, 2025, the Fund revised its principal risks to list “portfolio turnover risk” as a principal risk associated with investing in the Fund.

Effective August 29, 2025, River Road Asset Management, LLC (“River Road”) was appointed as investment sub-adviser to a new strategy of the Fund (the “River Road Strategy”). In connection with the appointment of River Road as sub-adviser, the Fund’s principal investment strategy changed to include the River Road Strategy and investments in real estate investment trusts ("REITs") and publicly traded partnerships, including but not limited to, master limited partnerships. As a result of these changes, the Fund revised its principal risks to list “REIT investment risk” and "master limited partnership risk" as principal risks associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

96

JNL S&P 500 Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL S&P 500 Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$10	0.09%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL S&P 500 Index Fund underperformed the S&P 500® Index by posting a return of 17.79% for Class I shares compared to 17.88% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to media and entertainment companies
Top Market Detractor(s) to Performance
w	exposure to household & personal products companies
w	exposure to containers & packaging
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Alphabet Inc.
Microsoft Corporation
Top Detractor(s)
UnitedHealth Group Incorporated
Fiserv, Inc.
Salesforce, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL S&P 500 Index Fund

JNL S&P 500 Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL S&P 500 Index Fund (Class I)	17.79%	14.31%	14.66%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

The “S&P 500®” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company and its Affiliates.
For additional information regarding the licensing arrangements with SPDJI, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	571,892
Number of Investments:	507
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	159

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	34.1
Financials	13.3
Communication Services	10.5
Consumer Discretionary	10.3
Health Care	9.5
Industrials	8.1
Consumer Staples	4.7
Energy	2.8
Utilities	2.2
Materials	1.8
Other Sectors	3.1
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

98

JNL/AB Sustainable Global Thematic Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/AB Sustainable Global Thematic Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91	0.88%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/AB Sustainable Global Thematic Fund underperformed the Morningstar® Global Target Market Exposure IndexSM (Net) by posting a return of 6.32% for Class I shares compared to 22.23% for the Index. The underperformance was driven by negative stock selection in health care and software.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to health care companies
w	exposure to health care equipment and services companies
w	exposure to software and services companies

Performance Attribution
Holdings
Top Contributor(s)
Cameco Corporation
Flex Ltd.
Cia De Saneamento Basico Do Estado De Sao Paulo SABESP
Top Detractor(s)
Fiserv, Inc.
Becton, Dickinson and Company
Primo Water Holdings LLC

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/AB Sustainable Global Thematic Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 25, 2022)
JNL/AB Sustainable Global Thematic Fund (Class I)	6.32%	5.73%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	13.59%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/AB Sustainable Global Thematic Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	27,097
Number of Investments:	107
Portfolio Turnover (%):	76
Total Advisory Fees Paid ($):	157

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	35.5
Derivative Instruments	26.5
Industrials	18.7
Financials	14.7
Health Care	12.7
Other Short Term Investments	5.2
Utilities	5.2
Consumer Discretionary	2.2
Consumer Staples	1.9
Communication Services	1.4
Other Sectors	2.2
Total Net Assets	126.2
Short Investments
Derivative Instruments	(22.6)
Total Net Assets	(22.6)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

100

JNL/AQR Large Cap Defensive Style Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/AQR Large Cap Defensive Style Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	0.55%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/AQR Large Cap Defensive Style Fund underperformed the Morningstar® US Target Market Exposure IndexSM by posting a return of 13.42% for Class I shares compared to 17.80% for the Index. The underperformance was primarily driven by a general underweight to mega-cap information technology stocks.

Top Market Contributor(s) to Performance
w	exposure to U.S. large cap technology companies
w	exposure to communication services companies
w	exposure to industrials
Top Market Detractor(s) to Performance
w	exposure to household & personal products companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
Alphabet Inc.
General Electric Company
Arista Networks, Inc.
Top Detractor(s)
UnitedHealth Group Incorporated
Deckers Outdoor Corporation
Veeva Systems Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/AQR Large Cap Defensive Style Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (June 24, 2019)
JNL/AQR Large Cap Defensive Style Fund (Class I)	13.42%	10.30%	10.88%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	15.48%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/AQR Large Cap Defensive Style Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	414,043
Number of Investments:	132
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,685

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	15.7
Consumer Staples	14.9
Health Care	14.4
Financials	12.7
Industrials	12.2
Communication Services	9.7
Consumer Discretionary	9.2
Energy	5.3
Other Short Term Investments	4.4
Derivative Instruments	4.0
Other Sectors	1.3
Total Net Assets	103.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

102

JNL/BlackRock Global Allocation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/BlackRock Global Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.73%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/BlackRock Global Allocation Fund outperformed the 36% S&P 500 Index, 24% FTSE World ex-US Index, 24% ICE Bank of America Merrill Lynch Current 5-Year US Treasury Index, 16% FTSE Non-US Dollar World Government Bond Index by posting a return of 19.08% for Class I shares compared to 17.78% for the Index. The outperformance was primarily driven by an overweight to equities, an allocation to precious metals, and positive effects from futures contracts.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to banks
Top Market Detractor(s) to Performance
w	exposure to interest rate swaps and futures
w	exposure to total return swap agreements
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
Alphabet Inc.
SPDR Gold Shares
NVIDIA Corporation
Top Detractor(s)
Ziggo Bond Company B.V.
Futures Contract
ETSY, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/BlackRock Global Allocation Fund

JNL/BlackRock Global Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/BlackRock Global Allocation Fund (Class I)	19.08%	6.39%	7.77%
Morningstar® Developed Markets Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	21.13%	12.12%	12.11%
36% S&P 500 Index, 24% FTSE World ex-US Index, 24% ICE Bank of America Merrill Lynch Current 5-Year US Treasury Index, 16% FTSE Non-US Dollar World Government Bond Index (reflects no deduction for fees, expenses, or taxes)	17.78%	6.68%	8.09%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,608,478
Number of Investments:	2,606
Portfolio Turnover (%):	135
Total Advisory Fees Paid ($):	15,078

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	113.8
Information Technology	18.2
Financials	12.4
Consumer Discretionary	9.2
Industrials	8.8
Communication Services	7.9
Other Short Term Investments	7.7
Health Care	7.4
Non-U.S. Government Agency ABS	6.2
Consumer Staples	3.9
Other Sectors	17.6
Total Net Assets	213.1
Short Investments
Derivative Instruments	(83.6)
Total Net Assets	(83.6)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

104

JNL/BlackRock Global Natural Resources Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/BlackRock Global Natural Resources Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.70%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/BlackRock Global Natural Resources Fund outperformed the S&P Global Natural Resources Index (Net) by posting a return of 30.19% for Class I shares compared to 28.86% for the Index. The outperformance was primarily driven by an overweight allocation to gold and positive stock selection.

Top Market Contributor(s) to Performance
w	exposure to gold miners
w	exposure to integrated oil companies
w	exposure to steel
Top Market Detractor(s) to Performance
w	exposure to paper & plastic packaging products & materials
w	exposure to coal & consumable fuels
w	exposure to specialty chemicals

Performance Attribution
Holdings
Top Contributor(s)
Wheaton Precious Metals Corp.
Newmont Corporation
Barrick Gold Corporation
Top Detractor(s)
Smurfit Westrock PLC
BP P.L.C.
Graphic Packaging Holding Company

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/BlackRock Global Natural Resources Fund

JNL/BlackRock Global Natural Resources Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/BlackRock Global Natural Resources Fund (Class I)	30.19%	13.95%	9.00%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
S&P Global Natural Resources Index (Net) (reflects no deduction for fees, expenses, or taxes)	28.86%	10.61%	10.38%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	745,192
Number of Investments:	44
Portfolio Turnover (%):	94
Total Advisory Fees Paid ($):	3,949

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Materials	66.1
Energy	27.1
Other Short Term Investments	3.7
Securities Lending Collateral	3.1
Consumer Staples	2.0
Industrials	1.3
Total Net Assets	103.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

106

JNL/BlackRock Large Cap Select Growth Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/BlackRock Large Cap Select Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.53%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/BlackRock Large Cap Select Growth Fund underperformed the Morningstar® US Large-Mid Cap Broad Growth IndexSM by posting a return of 11.74% for Class I shares compared to 16.67% for the Index. The underperformance was primarily driven by negative stock selection in industrials and communication services.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to U.S. small cap companies
w	exposure to technology hardware and equipment companies
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Broadcom Inc.
Microsoft Corporation
Top Detractor(s)
Apple Inc.
Salesforce, Inc.
The Trade Desk, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/BlackRock Large Cap Select Growth Fund

JNL/BlackRock Large Cap Select Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/BlackRock Large Cap Select Growth Fund (Class I)	11.74%	10.74%	15.51%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.77%
Morningstar® US Large-Mid Cap Broad Growth IndexSM (reflects no deduction for fees, expenses, or taxes)	16.67%	13.44%	16.49%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,412,917
Number of Investments:	38
Portfolio Turnover (%):	63
Total Advisory Fees Paid ($):	19,462

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	55.1
Communication Services	11.6
Consumer Discretionary	11.4
Health Care	7.9
Industrials	6.3
Financials	3.9
Other Short Term Investments	2.0
Consumer Staples	0.9
Materials	0.5
Energy	0.5
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

108

JNL/Causeway International Value Select Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Causeway International Value Select Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.66%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Causeway International Value Select Fund outperformed the Morningstar® Developed Markets ex-North America Value Target Market Exposure IndexSM (Net) by posting a return of 43.44% for Class I shares compared to 41.10% for the Index. The outperformance was primarily driven by positive stock selection in financials and information technology and an underweight to energy.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to U.K. companies
w	exposure to banks
Top Market Detractor(s) to Performance
w	exposure to Danish companies
w	exposure to commercial & professional services companies
w	exposure to consumer staples distribution and retail companies

Performance Attribution
Holdings
Top Contributor(s)
Rolls-Royce PLC
Samsung Electronics Co., Ltd.
Barclays PLC
Top Detractor(s)
Diageo PLC
Novo Nordisk A/S
Societe d'exploitation Hoteliere

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Causeway International Value Select Fund

JNL/Causeway International Value Select Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Causeway International Value Select Fund (Class I)	43.44%	14.46%	10.26%
Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.61%	9.00%	8.27%
Morningstar® Developed Markets ex-North America Value Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	41.10%	13.23%	8.73%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,790,722
Number of Investments:	62
Portfolio Turnover (%):	45
Total Advisory Fees Paid ($):	11,923

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	19.2
Industrials	17.2
Information Technology	13.9
Health Care	13.2
Consumer Staples	9.2
Consumer Discretionary	9.1
Materials	5.6
Communication Services	4.3
Utilities	3.2
Other Short Term Investments	1.9
Other Sectors	3.0
Total Net Assets	99.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

110

JNL/ClearBridge Large Cap Growth Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/ClearBridge Large Cap Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.64%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/ClearBridge Large Cap Growth Fund underperformed the Morningstar® US Large-Mid Cap Broad Growth IndexSM by posting a return of 9.39% for Class I shares compared to 16.67% for the Index. The underperformance was primarily driven by negative stock selection in information technology and health care.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to mid-cap companies
w	exposure to health care equipment and services companies
w	exposure to software and services companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Microsoft Corporation
Alphabet Inc.
Top Detractor(s)
UnitedHealth Group Incorporated
Salesforce, Inc.
Oracle Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/ClearBridge Large Cap Growth Fund

JNL/ClearBridge Large Cap Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/ClearBridge Large Cap Growth Fund (Class I)	9.39%	10.79%	14.82%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.76%
Morningstar® US Large-Mid Cap Broad Growth IndexSM (reflects no deduction for fees, expenses, or taxes)	16.67%	13.44%	17.09%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,376,178
Number of Investments:	42
Portfolio Turnover (%):	22
Total Advisory Fees Paid ($):	7,364

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	45.9
Consumer Discretionary	13.2
Communication Services	12.1
Industrials	8.4
Health Care	7.6
Financials	7.3
Materials	2.8
Consumer Staples	1.2
Other Short Term Investments	0.8
Real Estate	0.6
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

112

JNL/Cohen & Steers U.S. Realty Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Cohen & Steers U.S. Realty Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.76%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Cohen & Steers U.S. Realty Fund outperformed the Morningstar® US REIT IndexSM by posting a return of 3.06% for Class I shares compared to 2.80% for the Index. The outperformance was primarily driven by stock selection in Health Care REITs.

Top Market Contributor(s) to Performance
w	exposure to health care REITs
w	exposure to industrial REITs
w	exposure to retail REITs
Top Market Detractor(s) to Performance
w	exposure to data center REITs
w	exposure to multi-family residential REITs
w	exposure to self-storage REITs

Performance Attribution
Holdings
Top Contributor(s)
Welltower Inc.
ProLogis Inc.
PACS Group, Inc.
Top Detractor(s)
Equinix, Inc.
Iron Mountain Incorporated
Digital Realty Trust, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Cohen & Steers U.S. Realty Fund

JNL/Cohen & Steers U.S. Realty Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/Cohen & Steers U.S. Realty Fund (Class I)	3.06%	5.04%	5.17%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.44%
Morningstar® US REIT IndexSM (reflects no deduction for fees, expenses, or taxes)	2.80%	4.81%	5.34%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	79,736
Number of Investments:	42
Portfolio Turnover (%):	40
Total Advisory Fees Paid ($):	518

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Real Estate	96.4
Consumer Discretionary	1.4
Health Care	0.8
Securities Lending Collateral	0.7
Other Short Term Investments	0.6
Warrants	0.3
Total Net Assets	100.2

How has the fund changed?

Effective April 28, 2025, the Fund revised its principal risks to list “portfolio turnover risk” as a principal risk associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

114

JNL/DFA International Core Equity Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/DFA International Core Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.56%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/DFA International Core Equity Fund outperformed the Morningstar® Developed Markets ex-US Target Market Exposure IndexSM (Net) by posting a return of 35.75% for Class I shares compared to 31.95% for the Index. The outperformance was primarily driven by positive stock selection in financials, Japan, and Canada.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to Japanese equities
w	exposure to banks
Top Market Detractor(s) to Performance
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to technology hardware and equipment companies
w	exposure to Swiss companies

Performance Attribution
Holdings
Top Contributor(s)
Rheinmetall Aktiengesellschaft
Kinross Gold Corporation
UniCredit S.p.A.
Top Detractor(s)
Novo Nordisk A/S
Pandora A/S
Wolters Kluwer N.V.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DFA International Core Equity Fund

JNL/DFA International Core Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (June 24, 2019)
JNL/DFA International Core Equity Fund (Class I)	35.75%	10.11%	10.20%
Morningstar® Developed Markets ex-US Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.95%	9.51%	9.73%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	630,781
Number of Investments:	1,102
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	2,112

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	20.4
Industrials	19.9
Materials	11.4
Consumer Discretionary	10.6
Health Care	7.8
Energy	6.1
Consumer Staples	5.9
Information Technology	5.8
Communication Services	4.6
Utilities	4.0
Other Sectors	5.4
Total Net Assets	101.9
Short Investments
Derivative Instruments	(0.0)
Total Net Assets	(0.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

116

JNL/DFA U.S. Core Equity Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/DFA U.S. Core Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.45%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/DFA U.S. Core Equity Fund underperformed the Morningstar® US Market Extended IndexSM by posting a return of 15.55% for Class I shares compared to 17.21% for the Index. The underperformance was primarily driven by an underweight to U.S. large cap growth companies.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to real estate companies
Top Market Detractor(s) to Performance
w	exposure to U.S. large growth companies
w	exposure to media & entertainment
w	exposure to capital goods companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Alphabet Inc.
Microsoft Corporation
Top Detractor(s)
UnitedHealth Group Incorporated
Fiserv, Inc.
Accenture Public Limited Company

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DFA U.S. Core Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/DFA U.S. Core Equity Fund (Class I)	15.55%	13.05%	13.54%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/DFA U.S. Core Equity Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,290,796
Number of Investments:	2,087
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	5,080

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	27.7
Financials	16.3
Industrials	12.0
Consumer Discretionary	10.4
Communication Services	9.4
Health Care	9.2
Consumer Staples	4.9
Energy	4.2
Materials	2.9
Utilities	2.4
Other Sectors	0.6
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

118

JNL/DFA U.S. Small Cap Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/DFA U.S. Small Cap Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.64%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/DFA U.S. Small Cap Fund underperformed the Morningstar® US Small Cap Extended IndexSM by posting a return of 7.41% for Class I shares compared to 11.86% for the Index. The underperformance was primarily driven by negative stock selection in information technology, industrials, and health care.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to real estate companies
w	exposure to energy companies
Top Market Detractor(s) to Performance
w	exposure to technology hardware and equipment companies
w	exposure to industrial companies
w	exposure to health care companies

Performance Attribution
Holdings
Top Contributor(s)
Bloom Energy Corporation
Hecla Mining Company
Fabrinet
Top Detractor(s)
Bellring Brands, LLC
Globant S.A.
Freshpet, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DFA U.S. Small Cap Fund

JNL/DFA U.S. Small Cap Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/DFA U.S. Small Cap Fund (Class I)	7.41%	8.85%	8.44%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.16%
Morningstar® US Small Cap Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	11.86%	6.94%	8.36%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	707,906
Number of Investments:	1,968
Portfolio Turnover (%):	20
Total Advisory Fees Paid ($):	3,483

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	20.6
Financials	20.4
Consumer Discretionary	14.1
Health Care	12.0
Information Technology	11.1
Materials	5.6
Energy	5.1
Consumer Staples	4.3
Utilities	3.0
Communication Services	2.7
Other Sectors	2.4
Total Net Assets	101.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

120

JNL/DoubleLine Core Fixed Income Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/DoubleLine Core Fixed Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.48%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/DoubleLine Core Fixed Income Fund outperformed the Bloomberg U.S. Aggregate Index by posting a return of 7.52% for Class I shares compared to 7.30% for the Index. Fund outperformance was primarily driven by an overweight to securitized sectors, including asset backed and commercial asset backed securities.

Top Market Contributor(s) to Performance
w	exposure to agency mortgage-backed securities
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	exposure to U.S. Treasury Bonds
Top Market Detractor(s) to Performance
w	exposure to Japanese Government Bonds
w	exposure to emerging market energy corporates

Performance Attribution
Holdings
Top Contributor(s)
Treasury Note, United States Department of
Treasury Bond, United States Department of
Treasury Bond, United States Department of
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DoubleLine Core Fixed Income Fund

JNL/DoubleLine Core Fixed Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/DoubleLine Core Fixed Income Fund (Class I)	7.52%	0.38%	2.34%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,549,644
Number of Investments:	1,588
Portfolio Turnover (%):	41
Total Advisory Fees Paid ($):	9,851

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	71.6
Government Securities	26.8
U.S. Government Agency MBS	23.4
Non-U.S. Government Agency ABS	20.7
Financials	5.4
Utilities	4.2
Industrials	3.9
Information Technology	2.4
Energy	2.2
Consumer Discretionary	1.9
Other Sectors	8.6
Total Net Assets	171.1
Short Investments
Derivative Instruments	(10.7)
Total Net Assets	(10.7)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

122

JNL/DoubleLine Emerging Markets Fixed Income Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/DoubleLine Emerging Markets Fixed Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.78%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/DoubleLine Emerging Markets Fixed Income Fund underperformed the Bloomberg EM USD Aggregate Index by posting a return of 8.84% for Class I shares compared to 11.11% for the Index. The underperformance was driven by the Fund's underweight to high yield emerging market sovereign bonds and selection within the energy sector.

Top Market Contributor(s) to Performance
w	exposure to emerging markets corporate bonds
w	exposure to emerging markets sovereign bonds
w	exposure to Mexican corporate and sovereign bonds
Top Market Detractor(s) to Performance
w	exposure to emerging market energy corporates
w	exposure to Paraguay consumer non-durable corporate bonds
w	exposure to Brazilian retail corporate bonds

Performance Attribution
Holdings
Top Contributor(s)
Ecopetrol S.A.
Departamento Administrativo De La Presidencia De La Republica
Petroleos Mexicanos
Top Detractor(s)
Canacol Energy Ltd.
Empresa Electrica Cochrane SpA
Frigorifico Concepcion S.A.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DoubleLine Emerging Markets Fixed Income Fund

JNL/DoubleLine Emerging Markets Fixed Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/DoubleLine Emerging Markets Fixed Income Fund (Class I)	8.84%	1.98%	2.64%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)	8.17%	-2.15%	0.46%
Bloomberg EM USD Aggregate Index (reflects no deduction for fees, expenses, or taxes)	11.11%	1.49%	2.96%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	346,116
Number of Investments:	144
Portfolio Turnover (%):	49
Total Advisory Fees Paid ($):	2,020

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	19.9
Energy	15.2
Utilities	15.0
Materials	12.9
Consumer Staples	9.3
Government Securities	9.2
Industrials	8.2
Other Short Term Investments	4.9
Consumer Discretionary	1.6
Real Estate	1.3
Other Sectors	1.4
Total Net Assets	98.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

124

JNL/DoubleLine Shiller Enhanced CAPE Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/DoubleLine Shiller Enhanced CAPE Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.68%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/DoubleLine Shiller Enhanced CAPE Fund underperformed the S&P 500 Index by posting a return of 9.29% for Class I shares compared to 17.88% for the Index. The underperformance was primarily driven by sector overweights to the real estate and materials sectors and information technology sector underweight.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to media and entertainment companies
w	exposure to pharmaceuticals biotechnology and life sciences companies
Top Market Detractor(s) to Performance
w	exposure to chemical companies
w	exposure to household & personal products companies
w	exposure to containers & packaging

Performance Attribution
Holdings
Top Contributor(s)
Total Return Swap Agreement
Total Return Swap Agreement
Total Return Swap Agreement
Top Detractor(s)
Total Return Swap Agreement
Total Return Swap Agreement
HGI CRE CLO 2021-FL2, Ltd.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DoubleLine Shiller Enhanced CAPE Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/DoubleLine Shiller Enhanced CAPE Fund (Class I)	9.29%	8.56%	11.04%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/DoubleLine Shiller Enhanced CAPE Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,419,184
Number of Investments:	642
Portfolio Turnover (%):	47
Total Advisory Fees Paid ($):	8,134

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	100.8
Non-U.S. Government Agency ABS	43.4
Government Securities	24.8
Other Short Term Investments	8.9
U.S. Government Agency MBS	5.2
Financials	4.9
Industrials	2.9
Utilities	2.2
Information Technology	1.7
Energy	1.6
Other Sectors	4.6
Total Net Assets	201.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

126

JNL/DoubleLine Total Return Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/DoubleLine Total Return Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.53%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/DoubleLine Total Return Fund outperformed the Bloomberg U.S. Aggregate Index by posting a return of 7.92% for Class I shares compared to 7.30% for the Index. The Fund's outperformance was driven by its overweight to securitized sectors, such as Mortgages and Asset-Backed Securities.

Top Market Contributor(s) to Performance
w	exposure to agency mortgage-backed securities
w	exposure to non-agency mortgage backed securities
w	exposure to commercial mortgage backed securities
Top Market Detractor(s) to Performance
w	exposure to U.S. Treasury Bonds

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Futures Contract
Federal National Mortgage Association, Inc.
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/DoubleLine Total Return Fund

JNL/DoubleLine Total Return Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/DoubleLine Total Return Fund (Class I)	7.92%	0.39%	1.59%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.72%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,788,823
Number of Investments:	481
Portfolio Turnover (%):	29
Total Advisory Fees Paid ($):	7,930

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	70.0
U.S. Government Agency MBS	55.4
Non-U.S. Government Agency ABS	40.7
Other Short Term Investments	2.2
Government Securities	1.0
Total Net Assets	169.3
Short Investments
Derivative Instruments	(4.4)
Total Net Assets	(4.4)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

128

JNL/Dreyfus Government Money Market Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Dreyfus Government Money Market Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27	0.26%

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,402,918
Number of Investments:	113
Total Advisory Fees Paid ($):	3,958

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Government Securities	54.8
Repurchase Agreements	45.0
Discount Notes	1.1
Total Net Assets	100.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

JNL/Fidelity Institutional Asset Management Total Bond Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Fidelity Institutional Asset Management Total Bond Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.47%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Fidelity Institutional Asset Management Total Bond Fund outperformed the Bloomberg U.S. Aggregate Index by posting a return of 7.72% for Class I shares compared to 7.30% for the Index. The Fund's outperformance was primarily driven by its allocation to the US high yield corporate, bank loan and emerging market debt fixed income sectors.

Top Market Contributor(s) to Performance
w	exposure to U.S. Treasury Bonds
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	exposure to agency mortgage-backed securities

Performance Attribution
Holdings
Top Contributor(s)
Treasury Note, United States Department of
Treasury Note, United States Department of
Treasury Note, United States Department of
Top Detractor(s)
New Fortress Energy Inc
Futures Contract
DB Master Finance LLC

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Fidelity Institutional Asset Management Total Bond Fund

JNL/Fidelity Institutional Asset Management Total Bond Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Fidelity Institutional Asset Management Total Bond Fund (Class I)	7.72%	0.36%	2.37%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,507,516
Number of Investments:	2,815
Portfolio Turnover (%):	51
Total Advisory Fees Paid ($):	5,339

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Government Securities	39.5
U.S. Government Agency MBS	18.6
Non-U.S. Government Agency ABS	12.3
Financials	11.6
Derivative Instruments	11.1
Other Short Term Investments	3.8
Energy	3.5
Industrials	2.7
Communication Services	2.4
Real Estate	2.0
Other Sectors	8.7
Total Net Assets	116.2
Short Investments
Derivative Instruments	(4.4)
U.S. Government Agency MBS	(0.0)
Total Net Assets	(4.4)

How has the fund changed?

Effective May 1, 2025, the Fund's investment adviser voluntarily waived 0.010% of management fees on the Fund’s net assets up to $500 million, 0.015% on net assets between $500 million and $1 billion, and 0.030% on net assets over $1 billion and the Fund's management fee rate and total expense ratio decreased by 0.02%. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

131

JNL/First Sentier Global Infrastructure Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/First Sentier Global Infrastructure Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$94	0.86%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/First Sentier Global Infrastructure Fund underperformed the S&P Global Infrastructure Index (Net) by posting a return of 17.97% for Class I shares compared to 21.54% for the Index. The underperformance was primarily driven by an overweight to telecommunication and railroad companies, underweight to airport and airport services, and stock selection in the energy midstream and electric utilities sectors.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to industrials
w	exposure to utilities companies
Top Market Detractor(s) to Performance
w	exposure to oil & storage & transport
w	exposure to data center REITs

Performance Attribution
Holdings
Top Contributor(s)
CCR S.A.
National Grid PLC
Grupo Aeroportuario Del Pacifico, S.A.B. de C.V.
Top Detractor(s)
ONEOK, Inc.
PG&E Corporation
SBA Communications Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/First Sentier Global Infrastructure Fund

JNL/First Sentier Global Infrastructure Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/First Sentier Global Infrastructure Fund (Class I)	17.97%	7.04%	7.25%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
S&P Global Infrastructure Index (Net) (reflects no deduction for fees, expenses, or taxes)	21.54%	10.02%	8.47%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	471,389
Number of Investments:	44
Portfolio Turnover (%):	59
Total Advisory Fees Paid ($):	3,510

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Utilities	45.1
Industrials	35.3
Energy	10.0
Real Estate	5.4
Communication Services	2.9
Other Short Term Investments	0.5
Securities Lending Collateral	0.2
Total Net Assets	99.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

133

JNL/Franklin Templeton Income Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Franklin Templeton Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.63%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Franklin Templeton Income Fund outperformed the 50% Morningstar® Dividend Composite Index SM, 25% Bloomberg US Aggregate Index, 25% ICE BofA US High Yield Index by posting a return of 12.26% for Class I shares compared to 11.70% for the Index. The outperformance was primarily driven by positive stock selection within industrials and information technology as well as positive allocation effects from convertible preferred securities.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
Top Market Detractor(s) to Performance
w	exposure to material related stocks due to mixed commodity prices
w	exposure to household & personal products companies
w	exposure to telecommunication services companies

Performance Attribution
Holdings
Top Contributor(s)
Johnson & Johnson
Albemarle Corporation
Cisco Systems, Inc.
Top Detractor(s)
Procter & Gamble Company, The
Ardagh Packaging Finance Public Limited Company
Wells Fargo Bank, National Association

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Franklin Templeton Income Fund

JNL/Franklin Templeton Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Franklin Templeton Income Fund (Class I)	12.26%	7.50%	7.40%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
50% Morningstar® Dividend Composite Index SM, 25% Bloomberg US Aggregate Index, 25% ICE BofA US High Yield Index (reflects no deduction for fees, expenses, or taxes)	11.70%	7.27%	8.58%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,403,449
Number of Investments:	260
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	7,323

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Equity Linked Structured Notes	16.6
Health Care	14.3
Energy	9.7
Industrials	8.8
Financials	8.0
Utilities	7.0
U.S. Government Agency MBS	6.3
Consumer Staples	5.9
Materials	5.7
Consumer Discretionary	5.4
Other Sectors	14.8
Total Net Assets	102.5

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy to permit investments in convertible securities and equity-linked notes ("ELNs"), and also to add a limit on its investments in debt securities that are rated below investment grade (also known as “high yield” or “junk” bonds”). As a result, the common stock equity securities in which the Fund invests include convertible securities and ELNs, and under normal market conditions, the Fund currently expects to invest between 20% to 30% of its total assets in debt securities that are rated below investment grade, but may invest up to 35% of its assets in such securities, including a portion in defaulted securities.

Effective April 28, 2025, the Fund revised its principal risks to list “derivatives risk” as a principal risk associated with investing in the Fund.

Effective September 1, 2025, the Fund's investment adviser voluntarily waived 0.050% of management fees on the Fund’s net assets up to $200 million and 0.025% of management fees on the Fund’s net assets between $200 million and $500 million and the Fund's management fee rate and total expense ratio decreased by 0.01%. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

Effective December 31, 2025, the Fund changed its underlying benchmark from the 50% S&P 500 Value Index, 50% ICE BofA US High Yield Index to the 50% Morningstar® Dividend Composite IndexSM/25% Bloomberg US Aggregate Index/25% ICE BofA US High Yield Index.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

135

JNL/Franklin Templeton Income Fund

136

JNL/Goldman Sachs 4 Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Goldman Sachs 4 Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.40%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Goldman Sachs 4 Fund underperformed the S&P 500 Index by posting a return of 17.05% for Class I shares compared to 17.88% for the Index. The underperformance was primarily driven by a modest underweight to mega-cap information technology stocks.

Top Market Contributor(s) to Performance
w	exposure to U.S. large cap technology companies
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to technology hardware and equipment companies
Top Market Detractor(s) to Performance
w	exposure to software and services companies
w	exposure to materials companies
w	exposure to household & personal products companies

Performance Attribution
Holdings
Top Contributor(s)
Lam Research Corporation
Jabil Inc.
Corning Incorporated
Top Detractor(s)
Conagra Brands, Inc.
HP, Inc.
Gartner, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Goldman Sachs 4 Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Goldman Sachs 4 Fund (Class I)	17.05%	14.29%	12.47%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
S&P 500 Value Index (reflects no deduction for fees, expenses, or taxes)	13.19%	12.96%	11.17%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Goldman Sachs 4 Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,955,794
Number of Investments:	146
Portfolio Turnover (%):	47
Total Advisory Fees Paid ($):	12,411

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	33.8
Financials	13.5
Communication Services	10.1
Consumer Discretionary	10.0
Health Care	9.8
Industrials	6.5
Consumer Staples	4.0
Utilities	3.1
Real Estate	3.1
Energy	3.0
Other Sectors	3.2
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

138

JNL/GQG Emerging Markets Equity Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/GQG Emerging Markets Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$108	1.03%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/GQG Emerging Markets Equity Fund underperformed the Morningstar® Emerging Markets Target Market Exposure IndexSM (Net) by posting a return of 10.63% for Class I shares compared to 31.62% for the Index. The underperformance was primarily driven by an overweight to consumer staples, an underweight to South Korea, and negative stock selection in the U.S.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to Brazilian equities
w	exposure to Taiwan companies
Top Market Detractor(s) to Performance
w	exposure to Indonesian equities
w	exposure to capital goods companies
w	exposure to U.S. companies

Performance Attribution
Holdings
Top Contributor(s)
Taiwan Semiconductor Manufacturing Company Limited
Banco BTG Pactual S/A
ITAU Unibanco Holding SA
Top Detractor(s)
ITC Limited
Marvell Technology Group Ltd
PT. Bank Central Asia Tbk

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/GQG Emerging Markets Equity Fund

JNL/GQG Emerging Markets Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/GQG Emerging Markets Equity Fund (Class I)	10.63%	2.95%	6.50%
Morningstar® Emerging Markets Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.62%	4.54%	5.97%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	744,024
Number of Investments:	88
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	7,244

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	32.3
Consumer Staples	13.3
Utilities	11.0
Industrials	10.9
Communication Services	8.7
Information Technology	8.2
Energy	7.7
Materials	3.0
Other Short Term Investments	2.5
Health Care	1.5
Other Sectors	3.3
Total Net Assets	102.4
Short Investments
Derivative Instruments	(0.0)
Total Net Assets	(0.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

140

JNL/Invesco Diversified Dividend Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Invesco Diversified Dividend Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.68%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Invesco Diversified Dividend Fund underperformed the Morningstar® US Large-Mid Cap Broad Value IndexSM by posting a return of 15.64% for Class I shares compared to 18.83% for the Index. The underperformance was primarily driven by an underweight to and negative stock selection within communication services and an overweight to consumer staples.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to banks
w	exposure to capital goods companies
Top Market Detractor(s) to Performance
w	exposure to U.S. small cap companies
w	exposure to health care equipment and services companies
w	exposure to household & personal products companies

Performance Attribution
Holdings
Top Contributor(s)
JPMorgan Chase & Co.
Alphabet Inc.
Johnson & Johnson
Top Detractor(s)
UnitedHealth Group Incorporated
Marvell Technology Group Ltd
Microchip Technology Incorporated

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Invesco Diversified Dividend Fund

JNL/Invesco Diversified Dividend Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Invesco Diversified Dividend Fund (Class I)	15.64%	10.72%	8.79%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Morningstar® US Large-Mid Cap Broad Value IndexSM (reflects no deduction for fees, expenses, or taxes)	18.83%	13.38%	11.80%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	818,994
Number of Investments:	77
Portfolio Turnover (%):	59
Total Advisory Fees Paid ($):	4,275

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	19.8
Health Care	14.1
Information Technology	12.3
Industrials	11.5
Consumer Staples	9.5
Consumer Discretionary	8.2
Communication Services	7.2
Energy	5.3
Utilities	5.1
Materials	3.1
Other Sectors	3.8
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

142

JNL/Invesco Global Growth Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Invesco Global Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.66%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Invesco Global Growth Fund underperformed the Morningstar® Global Target Market Exposure IndexSM (Net) by posting a return of 15.74% for Class I shares compared to 22.23% for the Index. The underperformance was primarily driven by negative stock selection in financials, information technology, and Japan.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to media and entertainment companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to real estate companies
w	exposure to Danish companies
w	exposure to Indian equities

Performance Attribution
Holdings
Top Contributor(s)
Alphabet Inc.
Lam Research Corporation
NVIDIA Corporation
Top Detractor(s)
Marvell Technology Group Ltd
DLF Limited
Novo Nordisk A/S

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Invesco Global Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Invesco Global Growth Fund (Class I)	15.74%	7.38%	11.16%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Invesco Global Growth Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,345,352
Number of Investments:	62
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	6,810

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	33.4
Communication Services	21.9
Health Care	12.9
Financials	12.1
Consumer Discretionary	10.6
Industrials	5.0
Real Estate	2.9
Materials	0.9
Other Short Term Investments	0.6
Total Net Assets	100.3

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

144

JNL/Invesco Small Cap Growth Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Invesco Small Cap Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.73%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Invesco Small Cap Growth Fund underperformed the Morningstar® US Small Cap Broad Growth Extended IndexSM by posting a return of 6.48% for Class I shares compared to 13.12% for the Index. The underperformance was primarily driven by negative stock selection within industrials, information technology, and real estate.

Top Market Contributor(s) to Performance
w	exposure to U.S. small cap companies
w	exposure to capital goods companies
w	exposure to technology hardware and equipment companies
Top Market Detractor(s) to Performance
w	exposure to U.S. micro-cap companies
w	exposure to software and services companies
w	exposure to food beverage & tobacco

Performance Attribution
Holdings
Top Contributor(s)
Circle Internet Group, Inc.
Guardant Health, Inc.
Kratos Defense & Security Solutions, Inc.
Top Detractor(s)
Fermi Inc.
Freshpet, Inc.
II-VI Incorporated

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Invesco Small Cap Growth Fund

JNL/Invesco Small Cap Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Invesco Small Cap Growth Fund (Class I)	6.48%	-0.43%	9.36%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Small Cap Broad Growth Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	13.12%	4.22%	9.92%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,588,683
Number of Investments:	102
Portfolio Turnover (%):	86
Total Advisory Fees Paid ($):	10,175

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	27.4
Health Care	24.2
Information Technology	23.2
Financials	9.1
Consumer Discretionary	8.9
Energy	1.9
Utilities	1.7
Materials	1.7
Communication Services	0.8
Other Short Term Investments	0.6
Other Sectors	0.6
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

146

JNL/JPMorgan Global Allocation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan Global Allocation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.74%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan Global Allocation Fund underperformed the 60% Morningstar® Global Target Market Exposure IndexSM (Net), 40% Bloomberg Global Aggregate ex-China Index by posting a return of 15.20% for Class I shares compared to 16.70% for the Index. The underperformance was driven by stock selection in communication services, industrials, and materials.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to banks
Top Market Detractor(s) to Performance
w	exposure to commercial & professional services companies
w	exposure to real estate companies
w	exposure to household & personal products companies

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
NVIDIA Corporation
Taiwan Semiconductor Manufacturing Company Limited
Top Detractor(s)
Futures Contract
Forward Foreign Currency Contracts
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Global Allocation Fund

JNL/JPMorgan Global Allocation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/JPMorgan Global Allocation Fund (Class I)	15.20%	4.65%	5.71%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
60% Morningstar® Global Target Market Exposure IndexSM (Net), 40% Bloomberg Global Aggregate ex-China Index (reflects no deduction for fees, expenses, or taxes)	16.70%	5.61%	6.85%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	882,101
Number of Investments:	1,825
Portfolio Turnover (%):	96
Total Advisory Fees Paid ($):	5,243

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	63.3
Government Securities	15.1
Financials	14.0
Information Technology	12.0
Other Short Term Investments	10.9
Consumer Discretionary	9.0
Industrials	7.1
Communication Services	6.5
Health Care	5.7
Investment Companies	4.0
Other Sectors	14.1
Total Net Assets	161.7
Short Investments
Derivative Instruments	(25.9)
Total Net Assets	(25.9)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

148

JNL/JPMorgan Hedged Equity Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan Hedged Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.66%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan Hedged Equity Fund underperformed the S&P 500 Index by posting a return of 7.41% for Class I shares compared to 17.88% for the Index. The underperformance was driven primarily by the Fund's equity option positions which serve as a broad market hedge.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to equity options contracts
w	exposure to household & personal products companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Microsoft Corporation
Alphabet Inc.
Top Detractor(s)
Option Contract
SPXW US
Option Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Hedged Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/JPMorgan Hedged Equity Fund (Class I)	7.41%	8.91%	9.06%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.53%
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses, or taxes)	8.91%	9.33%	6.47%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/JPMorgan Hedged Equity Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	882,611
Number of Investments:	155
Portfolio Turnover (%):	30
Total Advisory Fees Paid ($):	4,452

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	34.3
Financials	13.6
Consumer Discretionary	11.8
Communication Services	10.6
Health Care	9.5
Industrials	7.8
Consumer Staples	3.6
Energy	2.9
Utilities	2.3
Real Estate	1.7
Other Sectors	3.6
Total Net Assets	101.7
Short Investments
Derivative Instruments	(1.2)
Total Net Assets	(1.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

150

JNL/JPMorgan MidCap Growth Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan MidCap Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.59%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan MidCap Growth Fund outperformed the Morningstar® US Mid Cap Broad Growth IndexSM by posting a return of 8.41% for Class I shares compared to 6.78% for the Index. The outperformance was driven by positive stock selection in Industrials and positive allocation effect from real estate and health care.

Top Market Contributor(s) to Performance
w	exposure to growth equities
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to industrials
Top Market Detractor(s) to Performance
w	exposure to U.S. micro-cap companies
w	exposure to U.S. small cap companies
w	exposure to consumer staple and materials companies

Performance Attribution
Holdings
Top Contributor(s)
Palantir Technologies Inc.
Robinhood Markets, Inc.
Insmed Incorporated
Top Detractor(s)
The Trade Desk, Inc.
Gartner, Inc.
HubSpot, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan MidCap Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/JPMorgan MidCap Growth Fund (Class I)	8.41%	4.54%	12.47%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Mid Cap Broad Growth IndexSM (reflects no deduction for fees, expenses, or taxes)	6.78%	6.07%	11.88%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/JPMorgan MidCap Growth Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,402,642
Number of Investments:	110
Portfolio Turnover (%):	69
Total Advisory Fees Paid ($):	16,419

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	20.6
Industrials	19.1
Health Care	19.1
Information Technology	16.0
Financials	9.5
Communication Services	5.2
Energy	3.2
Utilities	2.1
Consumer Staples	1.9
Real Estate	1.7
Other Sectors	1.7
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

152

JNL/JPMorgan Nasdaq Hedged Equity Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan Nasdaq Hedged Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$72	0.69%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan Nasdaq Hedged Equity Fund underperformed the Nasdaq-100® Index by posting a return of 9.02% for Class I shares compared to 21.02% for the Index. The underperformance was driven primarily by the Fund's equity option positions which serve as a broad market hedge.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to equity options contracts
w	exposure to commercial & professional services companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Alphabet Inc.
Broadcom Inc.
Top Detractor(s)
Option Contract
Option Contract
Option Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan Nasdaq Hedged Equity Fund

JNL/JPMorgan Nasdaq Hedged Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (October 21, 2024)
JNL/JPMorgan Nasdaq Hedged Equity Fund (Class I)	9.02%	10.26%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	15.30%
Nasdaq-100® Index (reflects no deduction for fees, expenses, or taxes)	21.02%	20.75%
CBOE Nasdaq 100® Buywrite Index (reflects no deduction for fees, expenses, or taxes)	8.91%	11.68%

Nasdaq® and the Nasdaq-100 Index® are registered trademarks of Nasdaq, Inc. (“Nasdaq”) and are licensed for use by Jackson National Life Insurance Company. Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.
For additional information regarding the licensing arrangements with Nasdaq and Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	46,897
Number of Investments:	98
Portfolio Turnover (%):	78
Total Advisory Fees Paid ($):	248

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	51.5
Communication Services	15.2
Consumer Discretionary	13.9
Health Care	5.2
Consumer Staples	4.1
Derivative Instruments	3.7
Industrials	3.2
Other Short Term Investments	3.0
Utilities	1.2
Materials	0.9
Other Sectors	1.2
Total Net Assets	103.1
Short Investments
Derivative Instruments	(1.8)
Total Net Assets	(1.8)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

154

JNL/JPMorgan U.S. Government & Quality Bond Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan U.S. Government & Quality Bond Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.39%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan U.S. Government & Quality Bond Fund outperformed the Bloomberg U.S. Government Index by posting a return of 6.95% for Class I shares compared to 6.31% for the Index. The outperformance was driven by an underweight to long duration Treasuries.

Top Market Contributor(s) to Performance
w	exposure to agency mortgage-backed securities
w	exposure to U.S. Treasury Bonds
w	exposure to commercial mortgage backed securities
Top Market Detractor(s) to Performance
w	exposure to US government treasury note futures
w	exposure to investment grade technology services bonds

Performance Attribution
Holdings
Top Contributor(s)
Treasury Note, United States Department of
Treasury Bond, United States Department of
Federal National Mortgage Association, Inc.
Top Detractor(s)
CF Hippolyta Issuer LLC
Treasury Bond, United States Department of
Treasury Bond, United States Department of

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan U.S. Government & Quality Bond Fund

JNL/JPMorgan U.S. Government & Quality Bond Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/JPMorgan U.S. Government & Quality Bond Fund (Class I)	6.95%	-0.29%	1.73%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Government Index (reflects no deduction for fees, expenses, or taxes)	6.31%	-0.94%	1.38%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,236,046
Number of Investments:	305
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	3,652

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	45.3
Government Securities	38.8
Non-U.S. Government Agency ABS	8.3
Financials	3.7
Communication Services	1.2
Other Short Term Investments	0.7
Utilities	0.7
Securities Lending Collateral	0.3
Information Technology	0.3
Consumer Staples	0.2
Other Sectors	0.3
Total Net Assets	99.8
Short Investments
Derivative Instruments	(0.6)
Total Net Assets	(0.6)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

156

JNL/JPMorgan U.S. Value Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/JPMorgan U.S. Value Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.59%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/JPMorgan U.S. Value Fund underperformed the Morningstar® US Large-Mid Cap Broad Value IndexSM by posting a return of 14.21% for Class I shares compared to 18.83% for the Index. The underperformance was driven by an underweight communication services and negative stock selection in industrials.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to financial companies
w	exposure to U.S. large cap technology companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to household & personal products companies
w	exposure to material companies

Performance Attribution
Holdings
Top Contributor(s)
Western Digital Corporation
Wells Fargo & Company
Alphabet Inc.
Top Detractor(s)
UnitedHealth Group Incorporated
Fiserv, Inc.
Carrier Global Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/JPMorgan U.S. Value Fund

JNL/JPMorgan U.S. Value Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/JPMorgan U.S. Value Fund (Class I)	14.21%	12.32%	9.31%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.77%
Morningstar® US Large-Mid Cap Broad Value IndexSM (reflects no deduction for fees, expenses, or taxes)	18.83%	13.38%	12.50%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,335,517
Number of Investments:	90
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	7,385

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	25.9
Industrials	15.3
Health Care	13.5
Consumer Discretionary	9.4
Information Technology	9.0
Communication Services	5.7
Energy	5.0
Consumer Staples	5.0
Utilities	4.1
Materials	3.7
Other Sectors	3.3
Total Net Assets	99.9

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

158

JNL/Lazard International Quality Growth Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Lazard International Quality Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.75%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Lazard International Quality Growth Fund underperformed the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) by posting a return of 11.69% for Class I shares compared to 31.87% for the Index. The underperformance was primarily driven by negative stock selection in growth equities, the United Kingdom, and in the industrials, information technology, and financial sectors.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to Hong Kong equities
Top Market Detractor(s) to Performance
w	exposure to mid-cap companies
w	exposure to food beverage & tobacco
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
Taiwan Semiconductor Manufacturing Company Limited
ASML Holding N.V.
Dollarama Inc.
Top Detractor(s)
Accenture Public Limited Company
Diageo PLC
Wolters Kluwer N.V.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Lazard International Quality Growth Fund

JNL/Lazard International Quality Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Lazard International Quality Growth Fund (Class I)	11.69%	3.17%	5.54%
Morningstar® Global ex-US Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.87%	8.05%	7.32%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	393,247
Number of Investments:	48
Portfolio Turnover (%):	15
Total Advisory Fees Paid ($):	2,765

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	22.4
Industrials	22.0
Financials	17.0
Health Care	15.0
Communication Services	8.3
Consumer Staples	6.9
Consumer Discretionary	6.4
Other Short Term Investments	1.9
Total Net Assets	99.9

How has the fund changed?

Effective April 28, 2025, the Fund revised its principal risks to list “portfolio turnover risk” as a principal risk associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

160

JNL/Loomis Sayles Global Growth Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Loomis Sayles Global Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.71%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Loomis Sayles Global Growth Fund underperformed the Morningstar® Global Target Market Exposure IndexSM (Net) by posting a return of 17.83% for Class I shares compared to 22.23% for the Index. The underperformance was primarily driven by negative stock selection in information technology and financials.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to consumer services companies
Top Market Detractor(s) to Performance
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to diversified financial services
w	exposure to Danish companies

Performance Attribution
Holdings
Top Contributor(s)
Alphabet Inc.
Shopify Inc.
MercadoLibre, Inc.
Top Detractor(s)
FANUC Corporation
Novo Nordisk A/S
Salesforce, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Loomis Sayles Global Growth Fund

JNL/Loomis Sayles Global Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/Loomis Sayles Global Growth Fund (Class I)	17.83%	9.17%	12.81%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.41%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	953,050
Number of Investments:	46
Portfolio Turnover (%):	14
Total Advisory Fees Paid ($):	4,844

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	24.7
Communication Services	23.7
Information Technology	18.9
Health Care	13.4
Industrials	8.3
Financials	7.6
Consumer Staples	3.0
Other Short Term Investments	0.3
Total Net Assets	99.9

How has the fund changed?

Effective December 11, 2025, the Fund updated its criteria for determining the classification of securities as U.S. or non-U.S. As part of this change, the Fund’s sub-adviser considers a variety of factors (collectively designed to assess whether an issuer is economically tied to a particular country or region), including but not limited to: the markets in which the issuer’s securities are primarily traded; the location of the issuer’s headquarters, principal offices, or operations; the country where the issuer is organized; the percentage of the issuer’s revenues or profits derived from goods produced or sold, investments made, or services performed in the relevant country; and information provided by third-party data analytics service providers. As a result, the Fund no longer considers a security to be foreign if: (1) it is included in the U.S. equity indices published by S&P Global Ratings or Russell Investments; or, (2) if the security's “country of risk” defined by Bloomberg is the United States and the security’s “country of incorporation” defined by Bloomberg is the United States.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

162

JNL/Lord Abbett Short Duration Income Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Lord Abbett Short Duration Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.50%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Lord Abbett Short Duration Income Fund outperformed the ICE BofA 1-3 Year US Corporate Index by posting a return of 6.28% for Class I shares compared to 5.89% for the Index. Relative performance was primarily driven by a modest allocation to high yield corporate bonds

Top Market Contributor(s) to Performance
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	moderate exposure to high yield corporate bonds
w	exposure to asset backed securities
Top Market Detractor(s) to Performance
w	exposure to US government treasury note futures

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Centene Corporation
Futures Contract
Top Detractor(s)
HGI CRE CLO 2021-FL2, Ltd.
Futures Contract
ACRES Commercial Realty 2021-FL1 Issuer, Ltd.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Lord Abbett Short Duration Income Fund

JNL/Lord Abbett Short Duration Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (April 27, 2020)
JNL/Lord Abbett Short Duration Income Fund (Class I)	6.28%	2.57%	3.09%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	0.10%
ICE BofA 1-3 Year US Corporate Index (reflects no deduction for fees, expenses, or taxes)	5.89%	2.49%	2.86%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	711,820
Number of Investments:	752
Portfolio Turnover (%):	96
Total Advisory Fees Paid ($):	2,468

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	48.5
Non-U.S. Government Agency ABS	30.1
Financials	18.3
Energy	11.0
Industrials	6.7
Consumer Discretionary	5.7
Government Securities	4.6
Health Care	4.4
Utilities	4.2
Information Technology	3.3
Other Sectors	10.6
Total Net Assets	147.4
Short Investments
Derivative Instruments	(11.4)
Total Net Assets	(11.4)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

164

JNL/Mellon Communication Services Sector Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon Communication Services Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.29%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Communication Services Sector Fund underperformed the Morningstar® US Communication Services IndexSM by posting a return of 33.47% for Class I shares compared to 33.93% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to media and entertainment companies
w	exposure to telecommunication services companies
w	exposure to consumer services companies
Top Market Detractor(s) to Performance
w	exposure to software and services companies

Performance Attribution
Holdings
Top Contributor(s)
Alphabet Inc.
Alphabet Inc.
Meta Platforms, Inc.
Top Detractor(s)
Comcast Corporation
Former Charter Communications Parent, Inc.
AppLovin Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Communication Services Sector Fund

JNL/Mellon Communication Services Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Communication Services Sector Fund (Class I)	33.47%	14.31%	14.21%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Communication Services IndexSM (reflects no deduction for fees, expenses, or taxes)	33.93%	14.49%	15.10%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,130,019
Number of Investments:	54
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	1,648

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Communication Services	96.1
Information Technology	2.4
Derivative Instruments	1.3
Other Short Term Investments	0.4
Real Estate	0.2
Securities Lending Collateral	0.1
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

166

JNL/Mellon Consumer Discretionary Sector Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon Consumer Discretionary Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.29%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Consumer Discretionary Sector Fund underperformed the Morningstar® US Consumer Cyclical IndexSM by posting a return of 5.43% for Class I shares compared to 5.70% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to automobiles and components companies
w	exposure to consumer discretionary distribution and retail companies
w	exposure to consumer services companies
Top Market Detractor(s) to Performance
w	exposure to consumer durables and apparel companies
w	exposure to household & personal products companies
w	exposure to German equities

Performance Attribution
Holdings
Top Contributor(s)
Tesla Inc.
TJX Companies, Inc., The
Amazon.com, Inc.
Top Detractor(s)
Chipotle Mexican Grill, Inc.
Home Depot, Inc. , The
Lululemon Athletica Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Consumer Discretionary Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Consumer Discretionary Sector Fund (Class I)	5.43%	7.72%	13.39%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Consumer Cyclical IndexSM (reflects no deduction for fees, expenses, or taxes)	5.70%	8.06%	13.92%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Consumer Discretionary Sector Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,321,807
Number of Investments:	145
Portfolio Turnover (%):	18
Total Advisory Fees Paid ($):	2,473

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Consumer Discretionary	96.8
Materials	2.0
Industrials	0.5
Consumer Staples	0.4
Derivative Instruments	0.3
Other Short Term Investments	0.2
Securities Lending Collateral	0.1
Total Net Assets	100.3

How has the fund changed?

Effective April 28, 2025, the Fund revised its principal risks to list “foreign securities risk” as a principal risk associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

168

JNL/Mellon Consumer Staples Sector Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon Consumer Staples Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.30%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Consumer Staples Sector Fund underperformed the Morningstar® US Consumer Defensive IndexSM by posting a return of 0.78% for Class I shares compared to 1.11% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to consumer staples distribution and retail companies
w	exposure to food, beverage & tobacco companies
w	exposure to health care equipment and services companies
Top Market Detractor(s) to Performance
w	exposure to household & personal products companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
Walmart Inc.
Philip Morris International Inc.
Coca-Cola Company, The
Top Detractor(s)
Procter & Gamble Company, The
Costco Wholesale Corporation
Constellation Brands, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Consumer Staples Sector Fund

JNL/Mellon Consumer Staples Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon Consumer Staples Sector Fund (Class I)	0.78%	5.83%	7.40%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.16%
Morningstar® US Consumer Defensive IndexSM (reflects no deduction for fees, expenses, or taxes)	1.11%	6.28%	8.37%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	350,400
Number of Investments:	61
Portfolio Turnover (%):	37
Total Advisory Fees Paid ($):	744

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Consumer Staples	98.5
Derivative Instruments	0.9
Consumer Discretionary	0.7
Other Short Term Investments	0.5
Securities Lending Collateral	0.2
Total Net Assets	100.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

170

JNL/Mellon Dow Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon Dow Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.30%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Dow Index Fund underperformed the Dow Jones Industrial Average® by posting a return of 14.57% for Class I shares compared to 14.92% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to financial services companies
w	exposure to capital goods companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to consumer discretionary distribution and retail companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
The Goldman Sachs Group, Inc.
Caterpillar Inc.
JPMorgan Chase & Co.
Top Detractor(s)
UnitedHealth Group Incorporated
Salesforce, Inc.
Home Depot, Inc. , The

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Dow Index Fund

JNL/Mellon Dow Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon Dow Index Fund (Class I)	14.57%	11.24%	11.67%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.76%
Dow Jones Industrial Average® (reflects no deduction for fees, expenses, or taxes)	14.92%	11.58%	12.01%

The "Dow Jones Industrial Average®" is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company and its Affiliates. Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.
For additional information regarding the licensing arrangements with SPDJI and Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,308,433
Number of Investments:	32
Portfolio Turnover (%):	0
Total Advisory Fees Paid ($):	2,294

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	28.2
Information Technology	20.1
Industrials	14.6
Health Care	12.4
Consumer Discretionary	12.0
Consumer Staples	4.1
Materials	4.1
Communication Services	2.0
Energy	2.0
Derivative Instruments	0.5
Other Sectors	0.5
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

172

JNL/Mellon Energy Sector Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon Energy Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.29%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Energy Sector Fund underperformed the Morningstar® US Energy IndexSM by posting a return of 7.24% for Class I shares compared to 7.61% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to integrated oil companies
w	exposure to oil & gas refining and marketing
w	exposure to oilfield services & equipment companies
Top Market Detractor(s) to Performance
w	exposure to oil & gas exploration & production
w	exposure contract drilling companies
w	exposure to oil & storage & transport

Performance Attribution
Holdings
Top Contributor(s)
Exxon Mobil Corporation
Chevron Corporation
Valero Energy Corporation
Top Detractor(s)
ONEOK, Inc.
EOG Resources, Inc.
Occidental Petroleum Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Energy Sector Fund

JNL/Mellon Energy Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Energy Sector Fund (Class I)	7.24%	23.21%	7.39%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Energy IndexSM (reflects no deduction for fees, expenses, or taxes)	7.61%	23.56%	7.89%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,462,850
Number of Investments:	50
Portfolio Turnover (%):	9
Total Advisory Fees Paid ($):	2,825

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Energy	99.2
Derivative Instruments	0.5
Utilities	0.4
Other Short Term Investments	0.4
Securities Lending Collateral	0.0
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

174

JNL/Mellon Financial Sector Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon Financial Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.29%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Financial Sector Fund underperformed the Morningstar® US Financial Services IndexSM by posting a return of 16.58% for Class I shares compared to 16.86% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to financial services companies
w	exposure to banks
w	exposure to insurance companies
Top Market Detractor(s) to Performance
w	exposure to software and services companies
w	exposure to commercial & professional services companies
w	exposure to health care equipment and services companies

Performance Attribution
Holdings
Top Contributor(s)
JPMorgan Chase & Co.
The Goldman Sachs Group, Inc.
Berkshire Hathaway Inc.
Top Detractor(s)
PayPal Holdings, Inc.
Marsh & Mclennan Companies, Inc.
Blackstone Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Financial Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Financial Sector Fund (Class I)	16.58%	14.92%	12.70%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Financial Services IndexSM (reflects no deduction for fees, expenses, or taxes)	16.86%	14.74%	13.91%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Financial Sector Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,542,393
Number of Investments:	186
Portfolio Turnover (%):	10
Total Advisory Fees Paid ($):	2,773

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	98.9
Derivative Instruments	0.6
Other Short Term Investments	0.5
Information Technology	0.4
Industrials	0.2
Securities Lending Collateral	0.1
Health Care	0.0
Total Net Assets	100.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

176

JNL/Mellon Healthcare Sector Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon Healthcare Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30	0.28%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Healthcare Sector Fund underperformed the Morningstar® US Healthcare IndexSM by posting a return of 14.87% for Class I shares compared to 15.19% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to health care equipment and services companies
Top Market Detractor(s) to Performance
w	exposure to containers & packaging

Performance Attribution
Holdings
Top Contributor(s)
Eli Lilly and Company
Johnson & Johnson
AbbVie Inc.
Top Detractor(s)
UnitedHealth Group Incorporated
Zoetis Inc.
Centene Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Healthcare Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Healthcare Sector Fund (Class I)	14.87%	6.46%	9.37%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Healthcare IndexSM (reflects no deduction for fees, expenses, or taxes)	15.19%	6.76%	9.54%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon Healthcare Sector Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,805,816
Number of Investments:	136
Portfolio Turnover (%):	4
Total Advisory Fees Paid ($):	4,859

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Health Care	99.3
Derivative Instruments	0.7
Other Short Term Investments	0.3
Materials	0.1
Securities Lending Collateral	0.0
Rights	0.0
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

178

JNL/Mellon Industrials Sector Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon Industrials Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.30%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Industrials Sector Fund underperformed the Morningstar® US Industrials IndexSM by posting a return of 18.49% for Class I shares compared to 18.73% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to capital goods companies
w	exposure to transportation companies
w	exposure to technology hardware and equipment companies
Top Market Detractor(s) to Performance
w	exposure to commercial & professional services companies
w	exposure to air freight & logistic companies

Performance Attribution
Holdings
Top Contributor(s)
General Electric Company
Caterpillar Inc.
United Technologies Corp.
Top Detractor(s)
United Parcel Service, Inc.
Copart, Inc.
Global Payments Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Industrials Sector Fund

JNL/Mellon Industrials Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon Industrials Sector Fund (Class I)	18.49%	13.02%	11.78%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.16%
Morningstar® US Industrials IndexSM (reflects no deduction for fees, expenses, or taxes)	18.73%	13.35%	12.16%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	385,735
Number of Investments:	198
Portfolio Turnover (%):	21
Total Advisory Fees Paid ($):	641

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	98.1
Consumer Discretionary	0.6
Derivative Instruments	0.5
Other Short Term Investments	0.4
Financials	0.3
Information Technology	0.3
Materials	0.1
Securities Lending Collateral	0.1
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

180

JNL/Mellon Information Technology Sector Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon Information Technology Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$29	0.26%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Information Technology Sector Fund underperformed the Morningstar® US Technology IndexSM by posting a return of 21.15% for Class I shares compared to 21.43% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to software and services companies
w	exposure to technology hardware and equipment companies
Top Market Detractor(s) to Performance
w	exposure to financial companies
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Microsoft Corporation
Broadcom Inc.
Top Detractor(s)
Apple Inc.
Fiserv, Inc.
Salesforce, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Information Technology Sector Fund

JNL/Mellon Information Technology Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Information Technology Sector Fund (Class I)	21.15%	18.96%	23.04%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Technology IndexSM (reflects no deduction for fees, expenses, or taxes)	21.43%	19.33%	23.29%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

182

JNL/Mellon Information Technology Sector Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	7,633,321
Number of Investments:	197
Portfolio Turnover (%):	25
Total Advisory Fees Paid ($):	11,559

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	96.3
Industrials	2.2
Financials	0.9
Derivative Instruments	0.3
Other Short Term Investments	0.3
Consumer Discretionary	0.2
Securities Lending Collateral	0.2
Communication Services	0.1
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

183

JNL/Mellon Materials Sector Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon Materials Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.32%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Materials Sector Fund underperformed the Morningstar® US Basic Materials IndexSM by posting a return of 14.89% for Class I shares compared to 15.30% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to metals and mining equities
w	exposure to construction materials companies
Top Market Detractor(s) to Performance
w	exposure to chemical companies
w	exposure to capital goods companies

Performance Attribution
Holdings
Top Contributor(s)
Newmont Corporation
CRH Public Limited Company
Freeport-McMoRan Inc.
Top Detractor(s)
Dow Inc.
Air Products and Chemicals, Inc.
LyondellBasell Industries N.V.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Materials Sector Fund

JNL/Mellon Materials Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon Materials Sector Fund (Class I)	14.89%	7.99%	7.95%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.16%
Morningstar® US Basic Materials IndexSM (reflects no deduction for fees, expenses, or taxes)	15.30%	8.49%	8.74%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	162,206
Number of Investments:	46
Portfolio Turnover (%):	35
Total Advisory Fees Paid ($):	316

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Materials	98.5
Industrials	1.1
Other Short Term Investments	0.5
Derivative Instruments	0.5
Total Net Assets	100.6

How has the fund changed?

Effective April 28, 2025, the Fund revised its principal risks to list “foreign securities risk” as a principal risk associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

185

JNL/Mellon Nasdaq 100 Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon Nasdaq 100 Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.28%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Nasdaq 100 Index Fund underperformed the Nasdaq-100® Index by posting a return of 20.70% for Class I shares compared to 21.02% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to software and services companies
w	exposure to media and entertainment companies
Top Market Detractor(s) to Performance
w	exposure to commercial & professional services companies
w	exposure to telecommunication services companies
w	exposure to diversified financial services

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Broadcom Inc.
Palantir Technologies Inc.
Top Detractor(s)
Adobe Inc.
The Trade Desk, Inc.
Marvell Technology Group Ltd

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Nasdaq 100 Index Fund

JNL/Mellon Nasdaq 100 Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon Nasdaq 100 Index Fund (Class I)	20.70%	14.99%	19.48%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.77%
Nasdaq-100® Index (reflects no deduction for fees, expenses, or taxes)	21.02%	15.30%	19.70%

Nasdaq® and the Nasdaq-100 Index® are registered trademarks of Nasdaq, Inc. (“Nasdaq”) and are licensed for use by Jackson National Life Insurance Company. Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC.
For additional information regarding the licensing arrangements with Nasdaq and Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,714,092
Number of Investments:	104
Portfolio Turnover (%):	11
Total Advisory Fees Paid ($):	13,905

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	52.6
Communication Services	15.9
Consumer Discretionary	13.3
Health Care	5.4
Consumer Staples	4.6
Industrials	4.2
Utilities	1.4
Materials	1.1
Derivative Instruments	0.5
Energy	0.5
Other Sectors	1.3
Total Net Assets	100.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

187

JNL/Mellon Real Estate Sector Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon Real Estate Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$32	0.31%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Real Estate Sector Fund underperformed the Morningstar® US Real Estate IndexSM by posting a return of 3.72% for Class I shares compared to 4.14% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to health care REITs
w	exposure to industrial REITs
w	exposure to retail REITs
Top Market Detractor(s) to Performance
w	exposure to data center REITs
w	exposure to self-storage REITs
w	exposure to office REITs

Performance Attribution
Holdings
Top Contributor(s)
Welltower Inc.
ProLogis Inc.
CBRE Group, Inc.
Top Detractor(s)
Equinix, Inc.
Alexandria Real Estate Equities, Inc.
Iron Mountain Incorporated

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Real Estate Sector Fund

JNL/Mellon Real Estate Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon Real Estate Sector Fund (Class I)	3.72%	4.56%	4.83%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.16%
Morningstar® US Real Estate IndexSM (reflects no deduction for fees, expenses, or taxes)	4.14%	4.70%	5.07%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	193,310
Number of Investments:	79
Portfolio Turnover (%):	12
Total Advisory Fees Paid ($):	393

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Real Estate	96.2
Financials	2.8
Derivative Instruments	1.1
Securities Lending Collateral	1.0
Other Short Term Investments	0.7
Total Net Assets	101.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

189

JNL/Mellon S&P 500 Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon S&P 500 Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.22%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon S&P 500 Index Fund underperformed the S&P 500® Index by posting a return of 17.62% for Class I shares compared to 17.88% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to media and entertainment companies
Top Market Detractor(s) to Performance
w	exposure to household & personal products companies
w	exposure to containers & packaging
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Alphabet Inc.
Microsoft Corporation
Top Detractor(s)
UnitedHealth Group Incorporated
Fiserv, Inc.
Salesforce, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon S&P 500 Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Mellon S&P 500 Index Fund (Class I)	17.62%	14.20%	14.56%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%

The “S&P 500®” is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Jackson National Life Insurance Company and its Affiliates.
For additional information regarding the licensing arrangements with SPDJI, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Mellon S&P 500 Index Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	17,097,359
Number of Investments:	508
Portfolio Turnover (%):	3
Total Advisory Fees Paid ($):	15,878

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	34.3
Financials	13.3
Communication Services	10.5
Consumer Discretionary	10.4
Health Care	9.6
Industrials	8.1
Securities Lending Collateral	4.9
Consumer Staples	4.7
Energy	2.8
Utilities	2.3
Other Sectors	4.5
Total Net Assets	105.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

191

JNL/Mellon U.S. Stock Market Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon U.S. Stock Market Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.31%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon U.S. Stock Market Index Fund underperformed the Morningstar® US Market IndexSM by posting a return of 16.98% for Class I shares compared to 17.35% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to media and entertainment companies
Top Market Detractor(s) to Performance
w	exposure to household & personal products companies
w	exposure to investment grade apparel/footwear bonds
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Alphabet Inc.
Microsoft Corporation
Top Detractor(s)
UnitedHealth Group Incorporated
Fiserv, Inc.
Salesforce, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon U.S. Stock Market Index Fund

JNL/Mellon U.S. Stock Market Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon U.S. Stock Market Index Fund (Class I)	16.98%	13.01%	13.94%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.16%
Morningstar® US Market IndexSM (reflects no deduction for fees, expenses, or taxes)	17.35%	13.29%	14.29%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,902,933
Number of Investments:	1,173
Portfolio Turnover (%):	2
Total Advisory Fees Paid ($):	7,594

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.6
Financials	13.5
Consumer Discretionary	10.5
Communication Services	10.2
Health Care	9.7
Industrials	9.2
Consumer Staples	4.5
Energy	2.8
Utilities	2.2
Real Estate	2.1
Other Sectors	3.1
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

193

JNL/Mellon Utilities Sector Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon Utilities Sector Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.30%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon Utilities Sector Fund underperformed the Morningstar® US Utilities IndexSM by posting a return of 19.02% for Class I shares compared to 19.43% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to electric utilities
w	exposure to capital goods companies
w	exposure to multi-utilities

Performance Attribution
Holdings
Top Contributor(s)
GE Vernova Inc.
Constellation Energy Group, Inc.
NextEra Energy, Inc.
Top Detractor(s)
PG&E Corporation
Edison International
ALTC Acquisition Corp.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon Utilities Sector Fund

JNL/Mellon Utilities Sector Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon Utilities Sector Fund (Class I)	19.02%	10.51%	9.56%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.16%
Morningstar® US Utilities IndexSM (reflects no deduction for fees, expenses, or taxes)	19.43%	10.90%	9.93%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	751,429
Number of Investments:	52
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,258

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Utilities	99.6
Securities Lending Collateral	0.9
Derivative Instruments	0.4
Other Short Term Investments	0.2
Total Net Assets	101.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

195

JNL/Mellon World Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Mellon World Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.30%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Mellon World Index Fund outperformed the Morningstar® Developed Markets Target Market Exposure IndexSM (Net) by posting a return of 21.20% for Class I shares compared to 21.13% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to household & personal products companies
w	exposure to commercial & professional services companies
w	exposure to German equities

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Alphabet Inc.
Microsoft Corporation
Top Detractor(s)
UnitedHealth Group Incorporated
Novo Nordisk A/S
Fiserv, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Mellon World Index Fund

JNL/Mellon World Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Mellon World Index Fund (Class I)	21.20%	12.19%	12.00%
Morningstar® Developed Markets Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	21.13%	12.12%	11.85%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	898,162
Number of Investments:	1,226
Portfolio Turnover (%):	16
Total Advisory Fees Paid ($):	1,362

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	27.0
Financials	17.1
Industrials	10.8
Consumer Discretionary	9.9
Health Care	9.6
Communication Services	8.8
Consumer Staples	5.2
Energy	3.3
Materials	3.2
Utilities	2.5
Other Sectors	3.1
Total Net Assets	100.5
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

How has the fund changed?

Effective close of business on April 25, 2025, the JNL/Harris Oakmark Global Equity Fund was merged into the Fund and shareholders of the JNL/Harris Oakmark Global Equity Fund became shareholders of the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

197

JNL/MFS Mid Cap Value Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/MFS Mid Cap Value Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/MFS Mid Cap Value Fund underperformed the Morningstar® US Mid Cap Broad Value IndexSM by posting a return of 6.33% for Class I shares compared to 13.39% for the Index. The underperformance was primarily driven by negative stock selection in information technology, consumer discretionary, and materials.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to real estate companies
w	exposure to energy companies
Top Market Detractor(s) to Performance
w	exposure to consumer discretionary distribution and retail companies
w	exposure to material companies
w	exposure to semiconductors and semiconductor equipment companies

Performance Attribution
Holdings
Top Contributor(s)
Corning Incorporated
Flex Ltd.
Howmet Aerospace Inc.
Top Detractor(s)
Graphic Packaging Holding Company
Global Payments Inc.
Newell Brands Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/MFS Mid Cap Value Fund

JNL/MFS Mid Cap Value Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/MFS Mid Cap Value Fund (Class I)	6.33%	10.33%	9.82%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Mid Cap Broad Value IndexSM (reflects no deduction for fees, expenses, or taxes)	13.39%	11.45%	10.79%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,907,435
Number of Investments:	151
Portfolio Turnover (%):	23
Total Advisory Fees Paid ($):	10,529

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	19.3
Financials	18.7
Consumer Discretionary	9.0
Health Care	8.8
Information Technology	8.5
Utilities	7.7
Real Estate	7.3
Energy	7.0
Consumer Staples	5.8
Materials	5.5
Other Sectors	2.5
Total Net Assets	100.1

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy to permit investments in depositary receipts. As a result, the Fund revised its principal risks to list “depositary receipts risk” as a principal risk associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

199

JNL/Morningstar PitchBook Listed Private Equity Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Morningstar PitchBook Listed Private Equity Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.42%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Morningstar PitchBook Listed Private Equity Index Fund underperformed the Morningstar® Developed Markets PitchBook Listed Private Equity IndexSM (Net) by posting a return of 3.43% for Class I shares compared to 3.51% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to non-U.S. financial services companies
w	exposure to capital goods companies
Top Market Detractor(s) to Performance
w	exposure to U.S. financial services companies

Performance Attribution
Holdings
Top Contributor(s)
EQT AB
SBI Holdings, Inc.
Georgia Capital Plc
Top Detractor(s)
Compass Diversified Holdings
Altimar Acquisition Corp.
CVC Capital Partners PLC

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Morningstar PitchBook Listed Private Equity Index Fund

JNL/Morningstar PitchBook Listed Private Equity Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 26, 2021)
JNL/Morningstar PitchBook Listed Private Equity Index Fund (Class I)	3.43%	7.71%
Morningstar® Developed Markets Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	21.13%	10.67%
Morningstar® Developed Markets PitchBook Listed Private Equity IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	3.51%	8.35%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	18,239
Number of Investments:	78
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	35

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	88.3
Investment Companies	4.9
Industrials	4.6
Securities Lending Collateral	2.3
Health Care	1.2
Communication Services	0.6
Other Short Term Investments	0.5
Information Technology	0.2
Total Net Assets	102.6
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

201

JNL/Morningstar SMID Moat Focus Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Morningstar SMID Moat Focus Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.46%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Morningstar SMID Moat Focus Index Fund underperformed the Morningstar® US Small-Mid Cap Moat Focus IndexSM by posting a return of 6.59% for Class I shares compared to 7.06% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	exposure to capital goods companies
w	exposure to consumer services companies
w	exposure to consumer durables and apparel companies
Top Market Detractor(s) to Performance
w	exposure to food beverage & tobacco
w	exposure to media & entertainment
w	exposure to consumer discretionary distribution and retail companies

Performance Attribution
Holdings
Top Contributor(s)
Ionis Pharmaceuticals, Inc.
Monolithic Power Systems, Inc.
Expedia Group, Inc.
Top Detractor(s)
CarMax, Inc.
Former Charter Communications Parent, Inc.
Gentex Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Morningstar SMID Moat Focus Index Fund

JNL/Morningstar SMID Moat Focus Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 29, 2024)
JNL/Morningstar SMID Moat Focus Index Fund (Class I)	6.59%	8.64%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	20.18%
Morningstar® US Small-Mid Cap Moat Focus IndexSM (reflects no deduction for fees, expenses, or taxes)	7.06%	9.50%
Morningstar® US Small-Mid Cap Index (reflects no deduction for fees, expenses, or taxes)	10.70%	12.78%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	76,594
Number of Investments:	109
Portfolio Turnover (%):	108
Total Advisory Fees Paid ($):	210

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	20.2
Health Care	14.8
Information Technology	14.6
Consumer Discretionary	13.8
Materials	10.5
Financials	6.7
Consumer Staples	5.7
Utilities	4.1
Energy	4.0
Real Estate	2.7
Other Sectors	3.3
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

203

JNL/Morningstar U.S. Sustainability Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Morningstar U.S. Sustainability Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.36%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Morningstar U.S. Sustainability Index Fund underperformed the Morningstar® US Sustainability IndexSM by posting a return of 13.81% for Class I shares compared to 14.22% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to software and services companies
Top Market Detractor(s) to Performance
w	exposure to consumer durables and apparel companies
w	exposure to food beverage & tobacco
w	exposure to chemical companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Microsoft Corporation
Advanced Micro Devices, Inc.
Top Detractor(s)
Salesforce, Inc.
Accenture Public Limited Company
Adobe Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Morningstar U.S. Sustainability Index Fund

JNL/Morningstar U.S. Sustainability Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Morningstar U.S. Sustainability Index Fund (Class I)	13.81%	12.84%	14.06%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.76%
Morningstar® US Sustainability IndexSM (reflects no deduction for fees, expenses, or taxes)	14.22%	12.94%	13.93%
Morningstar® US Large-Mid Cap IndexSM (reflects no deduction for fees, expenses, or taxes)	17.71%	13.71%	14.68%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	424,662
Number of Investments:	296
Portfolio Turnover (%):	28
Total Advisory Fees Paid ($):	1,101

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	32.2
Financials	16.4
Consumer Discretionary	12.5
Health Care	12.2
Industrials	7.6
Communication Services	5.7
Consumer Staples	3.9
Real Estate	3.7
Materials	2.4
Energy	2.0
Other Sectors	1.6
Total Net Assets	100.2

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy to permit the Fund to retain its non-diversified status, as defined in the Investment Company Act of 1940, as amended, even if it becomes diversified for a period of time while tracking its index, the Morningstar® US Sustainability IndexSM (the "Index"). As a result, from time to time, the Index may become diversified, and during those times, the Fund will continue to track the performance of the Index, but the Fund will retain its non-diversified status even if its holdings become diversified.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

205

JNL/Morningstar Wide Moat Index Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Morningstar Wide Moat Index Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.46%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Morningstar Wide Moat Index Fund underperformed the Morningstar® Wide Moat Focus IndexSM by posting a return of 13.23% for Class I shares compared to 13.80% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to capital goods companies
Top Market Detractor(s) to Performance
w	exposure to food beverage & tobacco
w	exposure to transportation companies
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
Huntington Ingalls Industries, Inc.
Applied Materials, Inc.
Monolithic Power Systems, Inc.
Top Detractor(s)
Brown-Forman Corporation
Bio-Rad Laboratories, Inc.
Constellation Brands, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Morningstar Wide Moat Index Fund

JNL/Morningstar Wide Moat Index Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (August 13, 2018)
JNL/Morningstar Wide Moat Index Fund (Class I)	13.23%	12.22%	13.55%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.53%
Morningstar® Wide Moat Focus IndexSM (reflects no deduction for fees, expenses, or taxes)	13.80%	12.71%	14.06%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	818,779
Number of Investments:	56
Portfolio Turnover (%):	73
Total Advisory Fees Paid ($):	1,938

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	24.4
Industrials	23.5
Health Care	18.4
Consumer Staples	16.6
Consumer Discretionary	7.6
Financials	6.3
Communication Services	2.5
Derivative Instruments	0.7
Other Short Term Investments	0.5
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

207

JNL/Neuberger Berman Commodity Strategy Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Neuberger Berman Commodity Strategy Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.48%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Neuberger Berman Commodity Strategy Fund outperformed the Bloomberg Commodity Index by posting a return of 18.05% for Class I shares compared to 15.77% for the Index. The Fund's outperformance was primarily driven by an underweight to the agriculture commodities complex, which underperformed, coupled with an overweight to the livestock complex, which outperformed

Top Market Contributor(s) to Performance
w	exposure to gold
w	exposure to silver commodity futures
w	exposure to copper
Top Market Detractor(s) to Performance
w	exposure to energy commodity futures
w	exposure to brent crude oil futures
w	exposure to WTI crude oil futures

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Futures Contract
Futures Contract
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Neuberger Berman Commodity Strategy Fund

JNL/Neuberger Berman Commodity Strategy Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Neuberger Berman Commodity Strategy Fund (Class I)	18.05%	13.59%	8.32%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)	15.77%	10.64%	5.85%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	45,186
Number of Investments:	157
Portfolio Turnover (%):	73
Total Advisory Fees Paid ($):	186

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	111.8
Financials	33.6
Other Short Term Investments	19.1
Non-U.S. Government Agency ABS	15.4
Health Care	6.9
Communication Services	3.8
Energy	3.7
Industrials	3.0
Information Technology	2.8
Utilities	2.8
Other Sectors	1.0
Total Net Assets	203.9
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

How has the fund changed?

Effective April 28, 2025, the Fund revised its principal risks to list “portfolio turnover risk” as a principal risk associated with investing in the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

209

JNL/Neuberger Berman Gold Plus Strategy Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Neuberger Berman Gold Plus Strategy Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	0.86%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Neuberger Berman Gold Plus Strategy Fund outperformed the Bloomberg Gold Subindex by posting a return of 63.16% for Class I shares compared to 62.46% for the Index. The Fund's outperformance was primarily driven by a modest allocation to silver, platinum and palladium commodities futures contracts.

Top Market Contributor(s) to Performance
w	exposure to gold
w	exposure to silver commodity futures
w	exposure to platinum commodity futures
Top Market Detractor(s) to Performance
w	exposure to Bitcoin

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Futures Contract
Futures Contract
Top Detractor(s)
Futures Contract
Bank of America Corporation
Oracle Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Neuberger Berman Gold Plus Strategy Fund

JNL/Neuberger Berman Gold Plus Strategy Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 25, 2022)
JNL/Neuberger Berman Gold Plus Strategy Fund (Class I)	63.16%	23.18%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	13.59%
Bloomberg Gold Subindex (reflects no deduction for fees, expenses, or taxes)	62.46%	23.57%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	117,655
Number of Investments:	74
Portfolio Turnover (%):	66
Total Advisory Fees Paid ($):	579

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	90.0
Other Short Term Investments	45.8
Financials	27.1
Health Care	5.3
Communication Services	3.7
Investment Companies	3.0
Energy	2.6
Industrials	2.1
Utilities	2.1
Information Technology	2.0
Other Sectors	1.1
Total Net Assets	184.8

How has the fund changed?

Effective April 28, 2025, the Fund revised its principal risks to list “portfolio turnover risk” and “foreign securities risk” as principal risks associated with investing in the Fund.

Effective September 1, 2025, the Fund's investment adviser voluntarily waived 0.100% of management fees on the Fund’s net assets up to $500 million and 0.050% on net assets over $500 million and the Fund's management fee rate and total expense ratio decreased by 0.10%. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

211

JNL/Neuberger Berman Strategic Income Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Neuberger Berman Strategic Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.64%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Neuberger Berman Strategic Income Fund outperformed the Bloomberg U.S. Aggregate Index by posting a return of 9.54% for Class I shares compared to 7.30% for the Index. The Fund's outperformance was driven by its overweight to high yield corporate bonds and emerging market debt.

Top Market Contributor(s) to Performance
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	exposure to non-us sovereign and corporate high yield bonds
w	exposure to agency mortgage-backed securities
Top Market Detractor(s) to Performance
w	exposure to interest rate swaps
w	exposure to forward currency contracts

Performance Attribution
Holdings
Top Contributor(s)
Forward Foreign Currency Contracts
Futures Contract
Futures Contract
Top Detractor(s)
Forward Foreign Currency Contracts
Futures Contract
Warnermedia Holdings, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Neuberger Berman Strategic Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/Neuberger Berman Strategic Income Fund (Class I)	9.54%	3.32%	4.39%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/Neuberger Berman Strategic Income Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,075,670
Number of Investments:	1,647
Portfolio Turnover (%):	89
Total Advisory Fees Paid ($):	4,482

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
U.S. Government Agency MBS	34.0
Derivative Instruments	29.6
Non-U.S. Government Agency ABS	22.2
Financials	13.7
Government Securities	7.9
Energy	4.6
Utilities	3.9
Communication Services	3.8
Consumer Discretionary	3.7
Industrials	2.8
Other Sectors	11.8
Total Net Assets	138.0
Short Investments
Derivative Instruments	(6.9)
Total Net Assets	(6.9)

How has the fund changed?

Effective close of business on April 25, 2025, the JNL/Western Asset Global Multi-Sector Bond Fund was merged into the Fund and shareholders of the JNL/Western Asset Global Multi-Sector Bond Fund became shareholders of the Fund.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

213

JNL/Newton Equity Income Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Newton Equity Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.56%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Newton Equity Income Fund outperformed the Morningstar® US Large-Mid Cap Broad Value IndexSM by posting a return of 19.32% for Class I shares compared to 18.83% for the Index. The outperformance was primarily driven by positive stock selection in materials, industrials, and information technology.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to materials companies
w	exposure to technology hardware and equipment companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to media & entertainment
w	exposure to real estate companies

Performance Attribution
Holdings
Top Contributor(s)
JPMorgan Chase & Co.
Johnson & Johnson
Newmont Corporation
Top Detractor(s)
UnitedHealth Group Incorporated
International Paper Company
The PNC Financial Services Group, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Newton Equity Income Fund

JNL/Newton Equity Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Newton Equity Income Fund (Class I)	19.32%	16.54%	13.31%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.76%
Morningstar® US Large-Mid Cap Broad Value IndexSM (reflects no deduction for fees, expenses, or taxes)	18.83%	13.38%	11.80%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	3,826,039
Number of Investments:	74
Portfolio Turnover (%):	77
Total Advisory Fees Paid ($):	13,291

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	29.5
Health Care	16.2
Industrials	13.8
Information Technology	10.3
Energy	9.0
Materials	5.8
Communication Services	4.5
Consumer Discretionary	4.3
Other Short Term Investments	3.1
Utilities	1.5
Other Sectors	2.2
Total Net Assets	100.2

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

215

JNL/PIMCO Income Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/PIMCO Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	0.69%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/PIMCO Income Fund outperformed the Bloomberg U.S. Aggregate Index by posting a return of 11.43% for Class I shares compared to 7.30% for the Index. The Fund's outperformance was primarily driven to intermediate maturity interest rates and emerging market debt.

Top Market Contributor(s) to Performance
w	exposure to agency mortgage-backed securities
w	exposure to emerging markets sovereign bonds
w	exposure to asset backed securities
Top Market Detractor(s) to Performance
w	exposure to interest rate swaps

Performance Attribution
Holdings
Top Contributor(s)
Forward Foreign Currency Contracts
Futures Contract
Futures Contract
Top Detractor(s)
Forward Foreign Currency Contracts
Futures Contract
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PIMCO Income Fund

JNL/PIMCO Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/PIMCO Income Fund (Class I)	11.43%	3.72%	3.98%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.72%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,887,326
Number of Investments:	1,142
Portfolio Turnover (%):	19
Total Advisory Fees Paid ($):	7,695

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	125.3
U.S. Government Agency MBS	62.0
Non-U.S. Government Agency ABS	28.1
Other Short Term Investments	25.6
Government Securities	22.0
Financials	3.5
Communication Services	2.8
Health Care	1.7
Energy	1.6
Industrials	1.2
Other Sectors	2.7
Total Net Assets	276.5
Short Investments
Derivative Instruments	(91.7)
Total Net Assets	(91.7)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

217

JNL/PIMCO Investment Grade Credit Bond Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/PIMCO Investment Grade Credit Bond Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.55%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/PIMCO Investment Grade Credit Bond Fund outperformed the Bloomberg U.S. Credit Index by posting a return of 8.71% for Class I shares compared to 7.83% for the Index. The Fund's outperformance was primarily driven by a preference for US interest rates with intermediate maturities.

Top Market Contributor(s) to Performance
w	exposure to capital goods companies
w	exposure to financial companies
w	exposure to emerging markets sovereign bonds
Top Market Detractor(s) to Performance
w	exposure to government bond futures contracts
w	exposure to interest rate swaps

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
Treasury Note, United States Department of
Futures Contract
Top Detractor(s)
Forward Foreign Currency Contracts
Futures Contract
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PIMCO Investment Grade Credit Bond Fund

JNL/PIMCO Investment Grade Credit Bond Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/PIMCO Investment Grade Credit Bond Fund (Class I)	8.71%	-0.01%	2.74%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.72%
Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses, or taxes)	7.83%	-0.05%	2.52%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	789,939
Number of Investments:	968
Portfolio Turnover (%):	27
Total Advisory Fees Paid ($):	2,936

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	103.8
Financials	30.9
Government Securities	10.1
Energy	9.3
Utilities	9.2
Real Estate	7.8
Health Care	7.2
U.S. Government Agency MBS	7.1
Non-U.S. Government Agency ABS	5.4
Industrials	3.9
Other Sectors	13.3
Total Net Assets	208.0
Short Investments
Derivative Instruments	(33.4)
Total Net Assets	(33.4)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

219

JNL/PIMCO Real Return Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/PIMCO Real Return Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$144	1.38%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/PIMCO Real Return Fund outperformed the Bloomberg U.S. Treasury: U.S. TIPS Index by posting a return of 8.10% for Class I shares compared to 7.01% for the Index. The Fund's outperformance was primarily driven by an overweight to intermediate maturity US TIPS, coupled with exposure to securitized credit.

Top Market Contributor(s) to Performance
w	exposure to Treasury Inflation-Protected Securities (TIPS)
w	exposure to interest rate swaps
w	exposure to asset backed securities
Top Market Detractor(s) to Performance
w	exposure to government bond futures contracts

Performance Attribution
Holdings
Top Contributor(s)
Futures Contract
U.S. Treasury Inflation Indexed Securities
Segretariato Generale Della Presidenza Della Repubblica
Top Detractor(s)
Futures Contract
Forward Foreign Currency Contracts
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PIMCO Real Return Fund

JNL/PIMCO Real Return Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/PIMCO Real Return Fund (Class I)	8.10%	1.55%	3.43%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. Treasury: U.S. TIPS Index (reflects no deduction for fees, expenses, or taxes)	7.01%	1.13%	3.09%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,111,483
Number of Investments:	574
Portfolio Turnover (%):	50
Total Advisory Fees Paid ($):	4,322

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Government Securities	109.9
Derivative Instruments	71.0
U.S. Government Agency MBS	18.1
Non-U.S. Government Agency ABS	9.4
Other Short Term Investments	2.6
Communication Services	0.6
Financials	0.2
Consumer Discretionary	0.0
Information Technology	0.0
Total Net Assets	211.8
Short Investments
Derivative Instruments	(67.9)
Government Securities	(2.8)
Total Net Assets	(70.7)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

221

JNL/PPM America High Yield Bond Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/PPM America High Yield Bond Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.45%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/PPM America High Yield Bond Fund outperformed the Bloomberg U.S. High Yield 2% Issuer Cap Index by posting a return of 8.78% for Class I shares compared to 8.62% for the Index. The Fund's outperformance was primarily driven by strong selection within the high yield corporate bond sector.

Top Market Contributor(s) to Performance
w	exposure to capital goods companies
w	exposure to basic industry companies
w	exposure to emerging markets sovereign bonds
Top Market Detractor(s) to Performance
w	exposure to auto part broadly syndicated loans
w	exposure to below investment grade wireless communication bonds

Performance Attribution
Holdings
Top Contributor(s)
Carnival Corporation
Gray Television, Inc.
Marb Bondco PLC
Top Detractor(s)
PM General Purchaser LLC
First Brands Group, LLC
Liberty Media Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PPM America High Yield Bond Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/PPM America High Yield Bond Fund (Class I)	8.78%	4.60%	6.18%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg U.S. High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses, or taxes)	8.62%	4.50%	6.52%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/PPM America High Yield Bond Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,322,058
Number of Investments:	331
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	4,726

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	15.2
Consumer Discretionary	14.7
Industrials	12.1
Energy	11.7
Communication Services	11.4
Information Technology	9.3
Health Care	6.1
Securities Lending Collateral	5.8
Consumer Staples	4.8
Other Short Term Investments	4.4
Other Sectors	8.6
Total Net Assets	104.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

223

JNL/PPM America Investment Grade Credit Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/PPM America Investment Grade Credit Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$55	0.53%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/PPM America Investment Grade Credit Fund underperformed the Bloomberg U.S. Credit Index by posting a return of 7.57% for Class I shares compared to 7.83% for the Index. The underperformance was driven by allocation to US Treasury bonds/futures and non-US government/sovereign bonds.

Top Market Contributor(s) to Performance
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	exposure to non-us sovereign and corporate high yield bonds
w	exposure to U.S. Treasury Bonds
Top Market Detractor(s) to Performance
w	exposure to US government treasury note futures
w	exposure to Industrial investment grade corporate bonds

Performance Attribution
Holdings
Top Contributor(s)
Treasury Bond, United States Department of
Bank of America Corporation
International Bank for Reconstruction and Developm
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PPM America Investment Grade Credit Fund

JNL/PPM America Investment Grade Credit Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 29, 2024)
JNL/PPM America Investment Grade Credit Fund (Class I)	7.57%	7.16%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	7.12%
Bloomberg U.S. Credit Index (reflects no deduction for fees, expenses, or taxes)	7.83%	7.72%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	186,478
Number of Investments:	401
Portfolio Turnover (%):	70
Total Advisory Fees Paid ($):	965

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	34.5
Health Care	10.3
Utilities	8.1
Industrials	6.5
Communication Services	6.3
Consumer Staples	6.1
Information Technology	5.7
Energy	5.4
Non-U.S. Government Agency ABS	5.1
Government Securities	4.3
Other Sectors	12.0
Total Net Assets	104.3
Short Investments
Derivative Instruments	(2.0)
Total Net Assets	(2.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

225

JNL/PPM America Total Return Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/PPM America Total Return Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.49%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/PPM America Total Return Fund underperformed the Bloomberg U.S. Aggregate Index by posting a return of 7.10% for Class I shares compared to 7.30% for the Index. The underperformance was driven by allocation to US Treasury bonds/futures and bank loans.

Top Market Contributor(s) to Performance
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to agency mortgage-backed securities
Top Market Detractor(s) to Performance
w	exposure to US government treasury note futures
w	exposure to bank loans
w	exposure to securitized credit

Performance Attribution
Holdings
Top Contributor(s)
Treasury Note, United States Department of
Futures Contract
Federal Home Loan Mortgage Corporation
Top Detractor(s)
First Brands Group, LLC
Futures Contract
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/PPM America Total Return Fund

JNL/PPM America Total Return Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/PPM America Total Return Fund (Class I)	7.10%	0.04%	2.40%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.72%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,363,991
Number of Investments:	453
Portfolio Turnover (%):	106
Total Advisory Fees Paid ($):	5,513

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Government Securities	40.7
U.S. Government Agency MBS	18.6
Financials	12.3
Derivative Instruments	12.0
Non-U.S. Government Agency ABS	11.3
Consumer Discretionary	2.7
Utilities	1.9
Communication Services	1.9
Industrials	1.9
Materials	1.7
Other Sectors	6.4
Total Net Assets	111.4
Short Investments
Derivative Instruments	(4.3)
Total Net Assets	(4.3)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

227

JNL/RAFI Fundamental U.S. Small Cap Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/RAFI Fundamental U.S. Small Cap Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$33	0.32%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/RAFI Fundamental U.S. Small Cap Fund underperformed the RAFI® Fundamental US Small Company Index by posting a return of 7.17% for Class I shares compared to 7.51% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to technology hardware and equipment companies
w	exposure to capital goods companies
Top Market Detractor(s) to Performance
w	exposure to commercial & professional services companies
w	exposure to food beverage & tobacco
w	exposure to transportation companies

Performance Attribution
Holdings
Top Contributor(s)
Ciena Corporation
Lumentum Holdings Inc.
Robinhood Markets, Inc.
Top Detractor(s)
Newell Brands Inc.
Deckers Outdoor Corporation
Zebra Technologies Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/RAFI Fundamental U.S. Small Cap Fund

JNL/RAFI Fundamental U.S. Small Cap Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/RAFI Fundamental U.S. Small Cap Fund (Class I)	7.17%	9.59%	7.19%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
RAFI® Fundamental US Small Company Index (reflects no deduction for fees, expenses, or taxes)	7.51%	9.93%	10.38%
Morningstar® US Small Cap Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	11.86%	6.94%	9.67%

RAFI®, Fundamental Index®, and RAFI® Fundamental US Small Company Index are registered trademarks of Research Affiliates, LLC (“RAFI”) and have been licensed for use by Jackson National Asset Management, LLC ("JNAM"). Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by JNAM.
For additional information regarding these licensing arrangements with RAFI and Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	376,638
Number of Investments:	951
Portfolio Turnover (%):	26
Total Advisory Fees Paid ($):	691

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	20.0
Financials	16.1
Consumer Discretionary	14.6
Information Technology	11.7
Health Care	9.4
Real Estate	8.8
Energy	5.2
Materials	4.8
Consumer Staples	3.3
Communication Services	3.3
Other Sectors	4.5
Total Net Assets	101.7

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

229

JNL/RAFI Multi-Factor U.S. Equity Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/RAFI Multi-Factor U.S. Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$40	0.37%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/RAFI Multi-Factor U.S. Equity Fund underperformed the RAFI® Multi-Factor US Index by posting a return of 16.53% for Class I shares compared to 16.95% for the Index. The Fund performed largely in line with its tracking index before fees and expenses.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to capital goods companies
w	exposure to semiconductors and semiconductor equipment companies
Top Market Detractor(s) to Performance
w	exposure to household & personal products companies
w	exposure to commercial & professional services companies

Performance Attribution
Holdings
Top Contributor(s)
Broadcom Inc.
Citigroup Inc.
Johnson & Johnson
Top Detractor(s)
Former Charter Communications Parent, Inc.
Target Corporation
Procter & Gamble Company, The

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/RAFI Multi-Factor U.S. Equity Fund

JNL/RAFI Multi-Factor U.S. Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/RAFI Multi-Factor U.S. Equity Fund (Class I)	16.53%	12.77%	11.13%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
RAFI® Multi-Factor US Index (reflects no deduction for fees, expenses, or taxes)	16.95%	13.16%	12.61%

RAFI®, Fundamental Index®, and RAFI Multi-Factor® US Index are registered trademarks of Research Affiliates, LLC (“RAFI”) and have been licensed for use by Jackson National Asset Management, LLC ("JNAM"). Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by JNAM.
For additional information regarding these licensing arrangements with RAFI and Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,077,116
Number of Investments:	842
Portfolio Turnover (%):	40
Total Advisory Fees Paid ($):	3,656

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	18.5
Financials	15.4
Health Care	15.0
Industrials	12.1
Consumer Staples	10.0
Consumer Discretionary	9.9
Communication Services	7.2
Energy	4.6
Materials	2.9
Utilities	2.1
Other Sectors	2.8
Total Net Assets	100.5

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

231

JNL/T. Rowe Price Balanced Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/T. Rowe Price Balanced Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.66%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/T. Rowe Price Balanced Fund underperformed the 45% S&P 500 Index, 20% Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net), 35% Bloomberg U.S. Aggregate Index by posting a return of 16.07% for Class I shares compared to 16.82% for the Index. Stock selection within Information Technology and Communication Services drove some of the underperformance.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to financial companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to container/packaging
w	exposure to building products

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Alphabet Inc.
Microsoft Corporation
Top Detractor(s)
UnitedHealth Group Incorporated
Fiserv, Inc.
Novo Nordisk A/S

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Balanced Fund

JNL/T. Rowe Price Balanced Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/T. Rowe Price Balanced Fund (Class I)	16.07%	7.38%	8.31%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.15%
Morningstar® Moderate Target Risk IndexSM (reflects no deduction for fees, expenses, or taxes)	15.95%	5.95%	7.18%
45% S&P 500 Index, 20% Morningstar® Developed Markets ex-North America Target Market Exposure IndexSM (Net), 35% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	16.82%	8.19%	8.94%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM"). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM.
For additional information regarding the licensing arrangements with Morningstar and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	587,523
Number of Investments:	1,556
Portfolio Turnover (%):	56
Total Advisory Fees Paid ($):	2,821

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	16.0
Financials	14.6
Government Securities	10.5
Industrials	8.1
Consumer Discretionary	8.0
U.S. Government Agency MBS	7.4
Health Care	7.2
Communication Services	6.1
Energy	4.1
Materials	3.8
Other Sectors	17.3
Total Net Assets	103.1
Short Investments
Derivative Instruments	(0.1)
Total Net Assets	(0.1)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

233

JNL/T. Rowe Price Capital Appreciation Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$69	0.65%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/T. Rowe Price Capital Appreciation Fund underperformed the 60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index by posting a return of 11.79% for Class I shares compared to 13.70% for the Index. The underperformance was driven primarily by stock selection within information technology.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to U.S. large cap communication services companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to insurance companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
Alphabet Inc.
NVIDIA Corporation
Microsoft Corporation
Top Detractor(s)
Becton, Dickinson and Company
Reinvent Technology Partners Y
UnitedHealth Group Incorporated

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Capital Appreciation Fund

JNL/T. Rowe Price Capital Appreciation Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/T. Rowe Price Capital Appreciation Fund (Class I)	11.79%	9.33%	11.07%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
60% S&P 500 Index, 40% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	13.70%	8.47%	9.69%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	14,817,478
Number of Investments:	226
Portfolio Turnover (%):	124
Total Advisory Fees Paid ($):	74,212

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	25.9
Government Securities	16.3
Health Care	13.7
Financials	12.9
Consumer Discretionary	9.5
Utilities	7.4
Communication Services	5.9
Industrials	3.9
Other Short Term Investments	2.7
Energy	1.1
Other Sectors	1.0
Total Net Assets	100.3
Short Investments
Derivative Instruments	(0.3)
Total Net Assets	(0.3)

How has the fund changed?

Effective September 1, 2025, the Fund's investment adviser voluntarily waived 0.010% of management fees on the Fund’s net assets over $1 billion and the Fund's total expense ratio decreased by 0.01%. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

235

JNL/T. Rowe Price Capital Appreciation Equity Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/T. Rowe Price Capital Appreciation Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.69%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/T. Rowe Price Capital Appreciation Equity Fund underperformed the S&P 500 Index by posting a return of 14.92% for Class I shares compared to 17.88% for the Index. The underperformance was driven primarily by stock selection within information technology.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to U.S. large cap communication services companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to insurance companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Microsoft Corporation
Advanced Micro Devices, Inc.
Top Detractor(s)
UnitedHealth Group Incorporated
Becton, Dickinson and Company
Revvity, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Capital Appreciation Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (October 21, 2024)
JNL/T. Rowe Price Capital Appreciation Equity Fund (Class I)	14.92%	11.57%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	15.26%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/T. Rowe Price Capital Appreciation Equity Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	962,571
Number of Investments:	93
Portfolio Turnover (%):	82
Total Advisory Fees Paid ($):	4,474

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	34.1
Health Care	17.9
Financials	11.4
Consumer Discretionary	10.9
Utilities	9.9
Communication Services	8.3
Industrials	3.9
Energy	1.4
Consumer Staples	0.9
Materials	0.8
Other Sectors	1.4
Total Net Assets	100.9

How has the fund changed?

Effective August 28, 2025, the Fund removed the prescribed number of securities it seeks to maintain in the portfolio to allow for more flexibility in managing the Fund's portfolio to the current market environment. As a result, the Fund no longer seeks to maintain approximately 100 securities in the portfolio.

Effective September 1, 2025, the Fund's investment adviser voluntarily waived 0.030% of management fees on the Fund’s net assets and the Fund's management fee rate and total expense ratio decreased by 0.03%. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

237

JNL/T. Rowe Price Growth Stock Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/T. Rowe Price Growth Stock Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$57	0.53%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/T. Rowe Price Growth Stock Fund underperformed the Morningstar® US Large-Mid Cap Broad Growth IndexSM by posting a return of 15.61% for Class I shares compared to 16.67% for the Index. The underperformance was driven primarily by stock selection within information technology and consumer discretionary.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to U.S. large cap communication services companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to consumer durables and apparel companies
w	exposure to consumer services

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Microsoft Corporation
Alphabet Inc.
Top Detractor(s)
UnitedHealth Group Incorporated
Lululemon Athletica Inc.
Chipotle Mexican Grill, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Growth Stock Fund

JNL/T. Rowe Price Growth Stock Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/T. Rowe Price Growth Stock Fund (Class I)	15.61%	9.52%	14.38%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
Morningstar® US Large-Mid Cap Broad Growth IndexSM (reflects no deduction for fees, expenses, or taxes)	16.67%	13.44%	16.49%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,516,031
Number of Investments:	67
Portfolio Turnover (%):	34
Total Advisory Fees Paid ($):	41,593

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	53.1
Communication Services	14.9
Consumer Discretionary	13.8
Health Care	7.5
Financials	5.9
Industrials	3.6
Materials	0.6
Real Estate	0.4
Consumer Staples	0.2
Other Short Term Investments	0.0
Total Net Assets	100.0

How has the fund changed?

Effective from March 1, 2025 to April 28, 2025, the Fund's investment adviser voluntarily waived 0.100% of management fees on the Fund’s net assets up to $150 million and 0.050% on net assets between $150 million and $500 million and the Fund's management fee rate and total expense ratio each decreased by less than 0.01%. Effective April 28, 2025, this voluntary management fee waiver was converted to contractual management fee reductions.

Effective September 1, 2025, the Fund's investment adviser voluntarily waived 0.010% of management fees on the Fund’s net assets over $10 billion. As a result, the Fund's management fee rate and total expense ratio are expected to decrease when the Fund's assets exceed $10 billion. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

239

JNL/T. Rowe Price Mid-Cap Growth Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/T. Rowe Price Mid-Cap Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.67%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/T. Rowe Price Mid-Cap Growth Fund underperformed the Morningstar® US Mid Cap Broad Growth IndexSM by posting a return of 3.46% for Class I shares compared to 6.78% for the Index. The underperformance was driven primarily by stock selection within industrials and health care.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to energy companies
w	exposure to consumer staples distribution and retail companies
Top Market Detractor(s) to Performance
w	exposure to software and services companies
w	exposure to health care equipment and services companies
w	exposure to media & entertainment

Performance Attribution
Holdings
Top Contributor(s)
Alnylam Pharmaceuticals, Inc.
Ionis Pharmaceuticals, Inc.
Dollar Tree, Inc.
Top Detractor(s)
The Trade Desk, Inc.
Marvell Technology Group Ltd
Avantor, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Mid-Cap Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/T. Rowe Price Mid-Cap Growth Fund (Class I)	3.46%	3.83%	9.85%
Morningstar® US Market Extended IndexSM (reflects no deduction for fees, expenses, or taxes)	17.21%	13.13%	14.31%
Morningstar® US Mid Cap Broad Growth IndexSM (reflects no deduction for fees, expenses, or taxes)	6.78%	6.07%	11.88%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/T. Rowe Price Mid-Cap Growth Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,396,111
Number of Investments:	125
Portfolio Turnover (%):	33
Total Advisory Fees Paid ($):	26,893

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Health Care	21.0
Information Technology	19.1
Consumer Discretionary	18.2
Industrials	15.0
Financials	8.3
Communication Services	4.9
Energy	4.1
Consumer Staples	3.2
Other Short Term Investments	3.1
Materials	2.7
Other Sectors	0.4
Total Net Assets	100.0

How has the fund changed?

Effective September 1, 2025, the Fund's investment adviser voluntarily waived 0.030% of management fees on the Fund’s net assets up to $3 billion and 0.020% on net assets over $3 billion and the Fund's management fee rate and total expense ratio decreased by 0.03%. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

241

JNL/T. Rowe Price Short-Term Bond Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/T. Rowe Price Short-Term Bond Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.42%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/T. Rowe Price Short-Term Bond Fund outperformed the Bloomberg 1-3 Yr Gov/Credit Index by posting a return of 5.64% for Class I shares compared to 5.35% for the Index. The outperformance was primarily driven by overweights in mortgage backed securities, securitized credit, and investment credit corporate credit.

Top Market Contributor(s) to Performance
w	broad exposure to investment grade corporate credit which benefited from lower rates and tighter credit spreads
w	exposure to securitized credit
w	exposure to short and intermediate duration Treasury notes
Top Market Detractor(s) to Performance
w	exposure to US government treasury note futures
w	exposure to investment grade apparel/footwear bonds
w	exposure to investment grade precious metal bonds

Performance Attribution
Holdings
Top Contributor(s)
Treasury Note, United States Department of
Treasury Note, United States Department of
Treasury Note, United States Department of
Top Detractor(s)
Futures Contract
Futures Contract
Futures Contract

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Short-Term Bond Fund

JNL/T. Rowe Price Short-Term Bond Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/T. Rowe Price Short-Term Bond Fund (Class I)	5.64%	2.21%	2.41%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	2.01%
Bloomberg 1-3 Yr Gov/Credit Index (reflects no deduction for fees, expenses, or taxes)	5.35%	1.97%	2.09%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	1,084,922
Number of Investments:	893
Portfolio Turnover (%):	103
Total Advisory Fees Paid ($):	3,421

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	34.0
Non-U.S. Government Agency ABS	29.0
Government Securities	18.7
Financials	12.0
U.S. Government Agency MBS	8.9
Energy	4.0
Industrials	3.9
Other Short Term Investments	3.6
Health Care	3.4
Consumer Staples	3.2
Other Sectors	13.2
Total Net Assets	133.9
Short Investments
Derivative Instruments	(8.5)
Total Net Assets	(8.5)

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy to permit investments in credit default index swap indexes ("CDX") and mortgage-backed securities. As a result, the Fund uses CDX to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or a reference index) rather than transacting in a single-name credit default swap and uses mortgage-backed securities on a delayed delivery or forward commitment basis through the “to-be-announced” market as a means of adjusting the fund’s duration and gaining exposure to investment-grade bonds.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

243

JNL/T. Rowe Price U.S. High Yield Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/T. Rowe Price U.S. High Yield Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.62%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/T. Rowe Price U.S. High Yield Fund underperformed the Bloomberg U.S. High Yield 2% Issuer Cap Index by posting a return of 7.93% for Class I shares compared to 8.62% for the Index. The underperformance was primarily driven by selection in high yield corporate bonds.

Top Market Contributor(s) to Performance
w	broad exposure to high yield corporate credit which benefited from high coupons and tighter credit spreads
w	exposure to high yield industrial bonds
w	exposure to high yield finance bonds
Top Market Detractor(s) to Performance
w	exposure to below investment grade financial conglomerate bonds
w	exposure to below investment grade integrated oil bonds

Performance Attribution
Holdings
Top Contributor(s)
Anywhere Real Estate Group LLC
Herbalife International, Inc.
Ladenburg Thalmann Financial Services Inc.
Top Detractor(s)
Saks Global Enterprises LLC
Venture Global LNG, Inc.
Vital Energy, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price U.S. High Yield Fund

JNL/T. Rowe Price U.S. High Yield Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/T. Rowe Price U.S. High Yield Fund (Class I)	7.93%	3.66%	3.74%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.72%
Bloomberg U.S. High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses, or taxes)	8.62%	4.50%	5.07%

“Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	257,980
Number of Investments:	110
Portfolio Turnover (%):	76
Total Advisory Fees Paid ($):	2,017

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Communication Services	16.0
Energy	13.9
Consumer Discretionary	13.9
Financials	12.7
Industrials	9.0
Information Technology	7.5
Health Care	6.7
Utilities	5.0
Real Estate	4.0
Other Short Term Investments	3.6
Other Sectors	9.3
Total Net Assets	101.6

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

245

JNL/T. Rowe Price Value Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/T. Rowe Price Value Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	0.56%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/T. Rowe Price Value Fund underperformed the Morningstar® US Large-Mid Cap Broad Value IndexSM by posting a return of 12.35% for Class I shares compared to 18.83% for the Index. Stock selection within communication services and health care drove the bulk of the underperformance.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to financial companies
w	exposure to industrials
Top Market Detractor(s) to Performance
w	exposure to household & personal products companies
w	exposure to software and services companies
w	exposure to pharmaceuticals biotechnology and life sciences companies

Performance Attribution
Holdings
Top Contributor(s)
JPMorgan Chase & Co.
Alphabet Inc.
Alphabet Inc.
Top Detractor(s)
UnitedHealth Group Incorporated
Fiserv, Inc.
International Paper Company

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/T. Rowe Price Value Fund

JNL/T. Rowe Price Value Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/T. Rowe Price Value Fund (Class I)	12.35%	10.87%	10.88%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.77%
Morningstar® US Large-Mid Cap Broad Value IndexSM (reflects no deduction for fees, expenses, or taxes)	18.83%	13.38%	12.50%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	4,059,938
Number of Investments:	108
Portfolio Turnover (%):	55
Total Advisory Fees Paid ($):	20,392

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	21.9
Industrials	15.8
Information Technology	12.5
Health Care	11.8
Energy	7.7
Consumer Discretionary	7.2
Communication Services	6.9
Consumer Staples	5.1
Materials	4.2
Utilities	4.0
Other Sectors	3.0
Total Net Assets	100.1

How has the fund changed?

Effective April 28, 2025, the Fund changed its principal investment strategy to update the particular sectors in which it may have significant investments. As a result, the Fund may significantly invest in the industrials and business services sector and no longer significantly invests in the healthcare sector. Along with this change, the Fund revised its principal risks to list “industrial companies risk” and "business services sector risk" as principal risks associated with investing in the Fund.

Effective September 1, 2025, the Fund's investment adviser voluntarily waived 0.070% of management fees on the Fund’s net assets up to $150 million, 0.030% on net assets between $1 billion and $3 billion, and 0.020% on net assets over $3 billion, and the Fund's management fee rate and total expense ratio decreased by 0.02%. Effective April 27, 2026, this voluntary waiver will be converted to a contractual management fee reduction.

This is a summary of change(s) to the Fund. For more complete information, you may review the Fund’s prospectus at https://www.jackson.com/fund-literature.html or upon request at 1-800-644-4565 or DocumentRequest@jackson.com.

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

247

JNL/WCM China Quality Growth Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/WCM China Quality Growth Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$119	1.06%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/WCM China Quality Growth Fund underperformed the Morningstar® China IndexSM (Net) by posting a return of 23.92% for Class I shares compared to 31.44% for the Index. The underperformance was primarily driven by stock selection in healthcare and consumer discretionary, and an underweight to materials.

Top Market Contributor(s) to Performance
w	exposure to China, Taiwan and Hong Kong equities
w	exposure to technology hardware and equipment companies
w	exposure to communication services companies
Top Market Detractor(s) to Performance
w	exposure to health care companies
w	exposure to material companies
w	exposure to consumer staples

Performance Attribution
Holdings
Top Contributor(s)
Tencent Holdings Limited
Meitu, Inc.
Cloud Village Inc.
Top Detractor(s)
MARUWA Co., Ltd.
Meituan
Kingsoft Cloud Holdings Limited

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WCM China Quality Growth Fund

JNL/WCM China Quality Growth Fund

Average Annual Total Returns as of 12/31/2025
	1 year	Life of Fund (April 25, 2022)
JNL/WCM China Quality Growth Fund (Class I)	23.92%	1.51%
Morningstar® Emerging Markets Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.62%	10.03%
Morningstar® China IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.44%	8.71%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	11,424
Number of Investments:	30
Portfolio Turnover (%):	150
Total Advisory Fees Paid ($):	87

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	27.7
Information Technology	21.0
Consumer Discretionary	19.7
Communication Services	18.1
Financials	6.3
Consumer Staples	2.6
Other Short Term Investments	2.6
Securities Lending Collateral	2.1
Health Care	2.0
Total Net Assets	102.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

249

JNL/WCM Focused International Equity Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/WCM Focused International Equity Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$89	0.80%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/WCM Focused International Equity Fund underperformed the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) by posting a return of 21.85% for Class I shares compared to 31.87% for the Index. The underperformance was primarily driven by stock selection in the financials, information technology, and healthcare sectors.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to semiconductors and semiconductor equipment companies
w	exposure to industrials
Top Market Detractor(s) to Performance
w	exposure to pharmaceuticals biotechnology and life sciences companies
w	exposure to software and services companies
w	exposure to consumer services

Performance Attribution
Holdings
Top Contributor(s)
Siemens Energy AG
Rolls-Royce PLC
Taiwan Semiconductor Manufacturing Company Limited
Top Detractor(s)
Novo Nordisk A/S
Icon Public Limited Company
Meituan

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WCM Focused International Equity Fund

JNL/WCM Focused International Equity Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/WCM Focused International Equity Fund (Class I)	21.85%	5.12%	10.22%
Morningstar® Global ex-US Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.87%	8.05%	7.32%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	2,183,211
Number of Investments:	39
Portfolio Turnover (%):	31
Total Advisory Fees Paid ($):	13,201

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Industrials	31.8
Information Technology	20.8
Financials	16.3
Consumer Discretionary	9.3
Communication Services	7.4
Health Care	4.3
Other Short Term Investments	3.5
Consumer Staples	3.5
Materials	1.6
Energy	1.5
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

251

JNL/Westchester Capital Event Driven Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/Westchester Capital Event Driven Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$127	1.22%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/Westchester Capital Event Driven Fund outperformed the Wilshire Liquid Alternative Event Driven IndexSM by posting a return of 7.69% for Class I shares compared to 3.50% for the Index. The Fund's outperformance was primarily driven by idiosyncratic selection within the merger arbitrage segment.

Top Market Contributor(s) to Performance
w	exposure to Chevron Co.'s acquisition of Hess Co.
w	exposure to Nippon Steel Co.'s acquisition of U.S. Steel Co.
w	exposure to Special Purpose Acquisition Companies (SPACs)
Top Market Detractor(s) to Performance
w	exposure to medical supplies companies
w	exposure to mining companies

Performance Attribution
Holdings
Top Contributor(s)
Mr. Cooper Group Inc.
Warner Bros. Discovery, Inc.
Total Return Swap Agreement
Top Detractor(s)
Rocket Companies, Inc.
Palo Alto Networks, Inc.
Forward Foreign Currency Contracts

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/Westchester Capital Event Driven Fund

JNL/Westchester Capital Event Driven Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/Westchester Capital Event Driven Fund (Class I)	7.69%	3.89%	5.38%
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	7.30%	-0.36%	1.72%
Wilshire Liquid Alternative Event Driven IndexSM (reflects no deduction for fees, expenses, or taxes)	3.50%	1.61%	2.38%

Wilshire® is a registered trademark owned by Wilshire Advisors LLC and used under license and the Wilshire IndexesSM indexes, and Wilshire Liquid Alternative Event Driven IndexSM are service marks owned or licensed by Wilshire OpCo UK Limited or Wilshire Benchmarks US LLC (together “Wilshire IndexesSM”) and have been licensed for use by Jackson National Asset Management, LLC (“JNAM”). “Bloomberg®” and the Bloomberg Index(es) referenced herein are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, "Bloomberg") and/or one or more third-party providers and have been licensed for use for certain purposes to JNAM. For additional information regarding these licensing arrangements with Wilshire Indexes and Bloomberg, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	47,452
Number of Investments:	371
Portfolio Turnover (%):	291
Total Advisory Fees Paid ($):	501

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Derivative Instruments	53.3
Communication Services	25.0
Financials	21.7
Industrials	14.0
Health Care	4.8
Other Short Term Investments	4.7
Consumer Discretionary	4.5
Information Technology	4.2
Materials	3.0
Investment Companies	2.9
Other Sectors	7.9
Total Net Assets	146.0
Short Investments
Derivative Instruments	(18.0)
Materials	(0.6)
Investment Companies	(0.3)
Information Technology	(0.1)
Industrials	(0.0)
Total Net Assets	(19.0)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

253

JNL/William Blair International Leaders Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/William Blair International Leaders Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.67%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/William Blair International Leaders Fund underperformed the Morningstar® Global ex-US Target Market Exposure IndexSM (Net) by posting a return of 23.78% for Class I shares compared to 31.87% for the Index. The underperformance was primarily driven by negative stock selection in growth equities, Japan, and the financials sectors.

Top Market Contributor(s) to Performance
w	broad exposure to non-U.S. equities which rose on multiple expansion and a weaker U.S. dollar
w	exposure to growth equities
w	exposure to capital goods companies
Top Market Detractor(s) to Performance
w	exposure to Japanese companies
w	exposure to Denmark
w	exposure to software and services companies

Performance Attribution
Holdings
Top Contributor(s)
SK Hynix Inc.
Taiwan Semiconductor Manufacturing Company Limited
Banco Bilbao Vizcaya Argentaria, S.A.
Top Detractor(s)
Recruit Holdings Co., Ltd.
Atlassian Corporation PLC
ASM International N.V.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/William Blair International Leaders Fund

JNL/William Blair International Leaders Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/William Blair International Leaders Fund (Class I)	23.78%	2.20%	5.47%
Morningstar® Global ex-US Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	31.87%	8.05%	8.54%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	997,460
Number of Investments:	65
Portfolio Turnover (%):	86
Total Advisory Fees Paid ($):	5,071

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	23.4
Financials	23.0
Industrials	17.9
Health Care	11.0
Consumer Discretionary	8.7
Communication Services	7.6
Utilities	4.2
Materials	4.1
Derivative Instruments	0.1
Total Net Assets	100.0

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

255

JNL/WMC Balanced Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/WMC Balanced Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.41%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/WMC Balanced Fund outperformed the 65% S&P 500 Index, 35% Bloomberg U.S. Aggregate Index by posting a return of 16.04% for Class I shares compared to 14.23% for the Index. The outperformance was driven primarily by stock selection within information technology and financials.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to U.S. large cap technology companies
w	exposure to U.S. large cap communication services companies
Top Market Detractor(s) to Performance
w	exposure to health care equipment and services companies
w	exposure to consumer staples distribution and retail companies
w	exposure to chemical companies

Performance Attribution
Holdings
Top Contributor(s)
NVIDIA Corporation
Alphabet Inc.
Broadcom Inc.
Top Detractor(s)
UnitedHealth Group Incorporated
Salesforce, Inc.
ServiceNow, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WMC Balanced Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/WMC Balanced Fund (Class I)	16.04%	9.22%	9.57%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	17.88%	14.42%	14.82%
65% S&P 500 Index, 35% Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	14.23%	9.21%	10.42%
Visit https://www.jackson.com/performance-center.html for more recent performance information.

JNL/WMC Balanced Fund

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	9,331,509
Number of Investments:	634
Portfolio Turnover (%):	99
Total Advisory Fees Paid ($):	28,838

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Information Technology	21.8
Government Securities	16.3
Financials	11.9
U.S. Government Agency MBS	9.1
Consumer Discretionary	7.6
Health Care	7.5
Communication Services	7.2
Industrials	4.6
Consumer Staples	3.0
Utilities	2.8
Other Sectors	8.9
Total Net Assets	100.7
Short Investments
U.S. Government Agency MBS	(1.2)
Total Net Assets	(1.2)

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

257

JNL/WMC Equity Income Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/WMC Equity Income Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$64	0.59%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/WMC Equity Income Fund outperformed the Morningstar® Dividend Composite IndexSM by posting a return of 17.11% for Class I shares compared to 15.49% for the Index. The outperformance was primarily driven by positive stock selection in materials, information technology, and industrials.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to materials companies
w	exposure to U.S. large cap technology companies
Top Market Detractor(s) to Performance
w	exposure to real estate companies
w	exposure to health care equipment and services companies
w	exposure to telecommunication services companies

Performance Attribution
Holdings
Top Contributor(s)
Broadcom Inc.
Johnson & Johnson
JPMorgan Chase & Co.
Top Detractor(s)
UnitedHealth Group Incorporated
Accenture Public Limited Company
Constellation Brands, Inc.

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WMC Equity Income Fund

JNL/WMC Equity Income Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	Life of Fund (September 25, 2017)
JNL/WMC Equity Income Fund (Class I)	17.11%	12.42%	10.60%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.76%
Morningstar® Dividend Composite IndexSM (reflects no deduction for fees, expenses, or taxes)	15.49%	12.45%	11.92%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	921,803
Number of Investments:	76
Portfolio Turnover (%):	67
Total Advisory Fees Paid ($):	4,136

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	19.5
Health Care	17.5
Information Technology	12.4
Industrials	10.9
Consumer Staples	9.1
Utilities	8.6
Energy	6.7
Consumer Discretionary	5.1
Materials	4.4
Real Estate	3.5
Other Sectors	2.7
Total Net Assets	100.4

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

259

JNL/WMC Global Real Estate Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/WMC Global Real Estate Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77	0.73%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/WMC Global Real Estate Fund outperformed the FTSE EPRA NAREIT Developed Index by posting a return of 9.63% for Class I shares compared to 9.57% for the Index. Relative overweight positions in Australia and Switzerland drove most of the outperformance.

Top Market Contributor(s) to Performance
w	exposure to real estate companies
w	exposure to Japanese equities
w	exposure to European equities
Top Market Detractor(s) to Performance
w	exposure to software and services companies
w	exposure to consumer durables and apparel companies

Performance Attribution
Holdings
Top Contributor(s)
Welltower Inc.
American Healthcare REIT, Inc.
Brookdale Senior Living Inc.
Top Detractor(s)
Equinix, Inc.
SL Green Realty Corp.
Iron Mountain Incorporated

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WMC Global Real Estate Fund

JNL/WMC Global Real Estate Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/WMC Global Real Estate Fund (Class I)	9.63%	3.31%	3.09%
Morningstar® Global Target Market Exposure IndexSM (Net) (reflects no deduction for fees, expenses, or taxes)	22.23%	11.20%	11.70%
FTSE EPRA NAREIT Developed Index (reflects no deduction for fees, expenses, or taxes)	9.57%	2.76%	3.25%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	535,769
Number of Investments:	57
Portfolio Turnover (%):	117
Total Advisory Fees Paid ($):	3,245

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Real Estate	88.4
Consumer Discretionary	4.3
Securities Lending Collateral	3.3
Industrials	2.6
Health Care	1.8
Financials	1.6
Information Technology	0.6
Other Short Term Investments	0.2
Total Net Assets	102.8

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

261

JNL/WMC Value Fund
Annual Shareholder Report
Share Class I	December 31, 2025

This shareholder report contains important information about JNL/WMC Value Fund for the year ended December 31, 2025. You can find additional information at https://www.jackson.com/fund-literature.html. You can also request this information by contacting us at 1-800-644-4565 or DocumentRequest@jackson.com.

What were the Fund costs for the last year?

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$53	0.49%

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

For the year ended December 31, 2025, JNL/WMC Value Fund underperformed the Morningstar® US Large-Mid Cap Broad Value IndexSM by posting a return of 14.99% for Class I shares compared to 18.83% for the Index. The underperformance was primarily driven by an underweight to communication services.

Top Market Contributor(s) to Performance
w	broad exposure to U.S. equities which rose on strong earnings growth and multiple expansion
w	exposure to technology hardware and equipment companies
w	exposure to industrials
Top Market Detractor(s) to Performance
w	exposure to communication services companies
w	exposure to financial companies
w	exposure to automobiles and components companies

Performance Attribution
Holdings
Top Contributor(s)
Alphabet Inc.
JPMorgan Chase & Co.
Johnson & Johnson
Top Detractor(s)
UnitedHealth Group Incorporated
Centene Corporation
Gentex Corporation

How did the Fund perform over the past 10 years or since inception? The Fund’s past performance is not a predictor of how the Fund will perform in the future.

Cumulative Performance: Initial Investment of $10,000. Fund performance does not reflect the deduction of insurance charges.

JNL/WMC Value Fund

JNL/WMC Value Fund

Average Annual Total Returns as of 12/31/2025
	1 year	5 year	10 year
JNL/WMC Value Fund (Class I)	14.99%	11.24%	10.11%
Morningstar® US Target Market Exposure IndexSM (reflects no deduction for fees, expenses, or taxes)	17.80%	13.88%	14.77%
Morningstar® US Large-Mid Cap Broad Value IndexSM (reflects no deduction for fees, expenses, or taxes)	18.83%	13.38%	12.50%

Morningstar® and the Morningstar Index(es) referenced herein are trademarks or service marks of Morningstar, Inc. (“Morningstar”) and have been licensed for use for certain purposes by Jackson National Asset Management, LLC ("JNAM").
For additional information regarding the licensing arrangements with Morningstar, see the full disclaimers in the Fund's prospectus and Statement of Additional Information.

Visit https://www.jackson.com/performance-center.html for more recent performance information.

What are some key Fund statistics as of December 31, 2025?

Fund Statistic	Value ($ in thousands)
Fund Size ($):	972,238
Number of Investments:	65
Portfolio Turnover (%):	42
Total Advisory Fees Paid ($):	4,006

What did the Fund invest in as of December 31, 2025?

Industry Sector (%)
Long Investments
Financials	25.2
Health Care	17.1
Information Technology	11.5
Industrials	11.2
Energy	6.9
Communication Services	6.5
Consumer Staples	5.7
Utilities	5.6
Consumer Discretionary	5.2
Real Estate	2.8
Other Sectors	2.4
Total Net Assets	100.1

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website at https://www.jackson.com/fund-literature.html, including:
w Prospectus
w Statement of Additional Information
w Financial information
w Holdings
w Proxy voting information

If you have questions regarding electronic delivery, please scan the QR code.

263